united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive , Suite 450,Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 11/30

Date of reporting period: 11/30/23

Item 1. Reports to Stockholders.

Inspire Global Hope ETF (BLES)

Inspire Small/Mid Cap ETF (ISMD)

Inspire Corporate Bond ETF (IBD)

Inspire 100 ETF (BIBL)

Inspire International ETF (WWJD)

Inspire Tactical Balanced ETF (RISN)

Inspire Faithward Mid Cap Momentum ETF (GLRY)

Inspire Fidelis Multi Factor ETF (FDLS)

Annual Report
November 30, 2023

1-877-658-9473
www.inspireetf.com

INSPIRE ETF ANNUAL REPORT

SHAREHOLDER LETTER (unaudited)

Dear Shareholders:

We are honored and privileged to present you with the Annual Report for the Inspire Investing suite of Exchange Traded Funds (ETFs) as of November 30, 2023.

With a slowing economy, inflation numbers falling, and the Federal Reserve pausing from raising interest rates at the last couple of meetings, we have seen the first signs of a new bull market following the bear market last year. Although not all the headwinds are resolved, we are exceedingly grateful to look back at 2023 and see the protection and provision God gave us at Inspire, as well as our advisors and clients. We could not do what we do without you, and we sincerely appreciate your trust in Inspire by investing in one or more of the ETFs.

BLES – Inspire Global Hope ETF

As the global economy showed signs of recovery following the bear market in the previous year, BLES participated in the market upswing with positive returns over the past twelve months ended November 30, 2023. BLES has a target weight of 50% US large-cap stocks, 40% international developed markets stocks, and 10% emerging markets stocks. The US markets, along with the international and emerging markets, all bounced off the bear market lows to rally during the year, even though there were a couple of bumps along the way. For the twelve months ended November 30, 2023, BLES was up 5.26% on a market price basis and 5.43% on the net asset value (“NAV”). Since its inception (2-27-2017), BLES has had an annualized return of 7.71% on a market price basis and 7.69% on the NAV.

ISMD - Inspire Small/Mid Cap ETF

The small-cap and mid-cap markets underperformed the large-cap market for the year due to the strong performance of the mega-cap stocks that have captured the attention of the US market for most of the past 12 months. With the small-cap and mid-cap markets underperforming large-cap, they fell short of positive returns for the twelve months ended November 30, 2023, as ISMD returned -0.45% on a market price basis and -0.98% on the NAV. Since inception (2-27-2017), ISMD has had an annualized return of 6.17% on a market price basis and 6.19% on the NAV.

IBD – Inspire Corporate Bond ETF

The Federal Reserve went back on the sidelines after a period of the most aggressive interest rate increase path over the past two years by pausing during the last couple of meetings. Due to expectations for a slowing economy, stable interest rates, and falling inflation numbers, the fixed-income markets actually turned in positive numbers, giving us positive total returns for IBD over the past fiscal year. We believe interest rates have peaked and could start falling sometime in 2024. For the twelve months ended November 30, 2023, IBD returned 3.17% on a market price basis and 3.62% on the NAV. Since its inception (7-10-2017), IBD has had an annualized return of 0.79% on a market price basis and 0.82% on the NAV.

BIBL – Inspire 100 ETF

BIBL has 100 US Large Cap positions that are capitalization weighted and is designed to give advisors and investors a biblically responsible alternative to the popular market cap weighted funds that are so prevalent in the marketplace (i.e., SPY or VOO). BIBL participated in the US large-cap rally over the past year but failed to keep pace with the mega-cap heavy large-cap index. For the twelve months ended November 30, 2023, BIBL was up 3.98% on a market price basis and 3.91% on the NAV. Since its inception (10-30-2017), BIBL has had an annualized return of 8.67% on a market price basis and 8.68% on the NAV.

WWJD – Inspire International ETF

WWJD reached its 4th anniversary on 9-30-2023 and holds approximately 200 stocks with 80% exposure to international developed markets and 20% to emerging markets. The international and emerging markets participated in the global market rally along with the US large-cap markets with positive performance over the past year. We believe the global economy will continue to lead the global recovery in the coming years as the international and emerging markets should play a more positive role in portfolios in 2024. For the twelve months ended November 30, 2023, WWJD was up 7.26% on a market price basis and 8.01% on the NAV. Since its inception (9-30-2019), WWJD has had an annualized return of 7.79% on a market price basis and 7.77% on the NAV.

RISN – Inspire Tactical Balanced ETF

RISN was launched in the middle of the pandemic on 7-15-2020 and now has more than three full years of history. RISN holds an 80% exposure to US large cap stocks and 20% to US fixed income during normal market conditions but is adjusted to a neutral allocation of 50% US large cap stocks/50% US fixed income or a conservative allocation of 20% US large cap stocks/80% US fixed income when deemed appropriate by the portfolio managers. RISN moved into a more aggressive position halfway through the fiscal year after it had been in a very defensive/conservative allocation due to the risk metrics seen during the market correction/bear market and the first leg of the market rally. For the twelve months ended November 30, 2023, RISN was up 3.90% on a market price basis and 4.03% on the NAV. Since its inception (7-15-2020), RISN has had an annualized return of 3.55% on a market price basis and 3.56% on the NAV.

GLRY – Inspire Faithward Mid Cap Momentum ETF

GLRY was launched as an active fund in the mid-cap momentum space. GLRY holds between 35 and 45 stocks with a market capitalization between $3 billion and $13 billion, which the portfolio managers believe has the best opportunity for outperformance in the near term. GLRY utilizes a dual screening approach that overlays a quantitative investment screening process, called FEVRR, on top of the Inspire Impact Score methodology, which identifies some of the world’s most inspiring, biblically aligned companies. The FEVRR process screens companies based on financial health, earnings trends, valuation, relative strength, and risk to find high-quality stocks with strong earning potential. As the momentum factor was out of favor for much of 2022 it was encouraging to see the momentum factor come into favor during the past year giving the fund strong positive performance over the past fiscal year. For the twelve months ended November 30, 2023, GLRY was up 6.81% on a market price basis and 6.72% on the NAV. Since its inception (12-07-2020), GLRY has had an annualized return of 2.57% on a market price basis and 2.57% on the NAV.

FDLS – Inspire Fidelis Multi Factor ETF

FDLS was launched on 8-23-2022 as a globally diversified fund with exposure to companies across the large cap, mid cap, small cap and micro space as well as international developed and emerging markets. FDLS holds 100 positions to replicate the holdings and weights of the WI Fidelis Multi-Cap, Multi-Factor Index. In addition to using the Inspire Impact Score as one of the factors, the index also incorporates fundamental and quantitative factor analysis to select the constituents on a quarterly rebalancing schedule. As a global all cap fund FDLS benefited from the global market recovery as well as the upward momentum in US large cap stocks. For the twelve months ended November 30, 2023, FDLS returned 4.72% on a market price basis and 5.09% on the NAV. Since its inception (8-23-2023), FDLS has had an annualized return of 7.51% on a market price basis and 7.51% on the NAV.

Note: None of the Inspire ETFs use derivatives. Although Inspire doesn’t have a policy or practice of maintaining a specified level of distributions or yield payout to shareholders, we seek to pay out income monthly from the fixed income fund and quarterly from the equity funds. All funds continue to be invested in ways consistent with the objectives and investment strategy detailed in each fund’s prospectus.

Closing Comments

2023 has been another challenging year as the world saw a slowing economy, an apparent end to rising interest rates, falling inflation, and continued geopolitical tensions. Even with all those challenges, it seems like we are in the beginning stages of the new bull market following the global bear market/correction in the capital markets in 2022. Even with the upward momentum we have seen during the year, we have all been subject to some difficulties, and we remain thankful to God our Father for His provision and protection. We pray the Lord has protected and provided for you and your family and will keep you safe and healthy in the coming year. We are also grateful to be part of the mission of making a positive impact in the world through these ETFs alongside you, our brothers and sisters in Christ and fellow shareholders.

Despite the many challenges mentioned above, we hope to see a positive year in 2024. The bottom line is that - God is Sovereign, and our trust is in Him, not politicians or the markets.

Thank you again for being shareholders, but more importantly, thank you for being co-workers with us in making a positive impact in the world by inspiring transformation for God’s Glory.

May the Grace and Peace of Jesus Christ our Lord be with you in 2024.

Sincerely,

Darrell Jayroe

Senior Portfolio Manager

Inspire Investing

The views in this report were those of the Author as of November 30, 2023, and may not reflect their views on the date that this report was first published or any time thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

Inspire Investing LLC (“Inspire”), the adviser, provides certain indices that the Funds track. The indices use software that analyzes publicly available data relating to the primary business activities, products and services, philanthropy, legal activities, policies, and practices when assigning Inspire Impact Scores to a company. The securities with the highest Inspire Impact Scores are included in the indices and are equally weighted. As an ETF may not fully replicate its index, it is subject to the risk that an investment management strategy may not produce the intended results. There is no guarantee that the Funds will achieve their objective, generate positive returns, or avoid losses.

Biblically Responsible Investment Risk. The Funds utilize related biblical values screening criteria in selecting its component securities. As a result of its strategy, a Fund’s exclusion of securities of certain issuers for nonfinancial reasons may cause the Fund to forgo some market opportunities available to funds that do not use these criteria. This could be due to biblically responsible companies falling out of favor with investors or failing to perform as well as companies that do not screen favorably.

ETF shares are not redeemable with the issuing fund other than in large creation unit aggregations. Instead, investors must buy or sell ETF Shares in the secondary market with the assistance of a stockbroker. In doing so, the investor may incur brokerage commissions, pay more than the net asset value when buying, and receive less than the net asset value when selling. Each Fund may focus its investments in securities of a particular industry to the extent its Index does. This may cause the Funds net asset value to fluctuate more than a fund that does not focus on a particular industry.

BLES, ISMD, IBD, BIBL, WWJD, and FDLS are not actively managed, and the adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector unless that security is removed from the index or the selling of shares of that security is otherwise required upon a rebalancing of the index as addressed in the index methodology. Tracking error may occur because of an imperfect correlation between the Funds’ holdings of portfolio securities and those in the index. The use of a representative sampling approach could result in a fund holding a smaller number of securities than are in the index. To the extent the assets in the Funds are smaller, these risks will be greater.

Before investing, consider the Funds investment objectives, risks, charges, and expenses. To obtain a prospectus which contains this and other information, call 877.658.9473, or visit www.inspireetf.com. Read it carefully. The Funds are distributed by Foreside Distributors, LLC.

Inspire and Foreside Distributors, LLC are not affiliated.

Inspire Global Hope ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2023

The Fund’s performance figures* for the periods ended November 30, 2023, as compared to its benchmarks:

				Annualized
		Annualized	Annualized	Since Inception** -
	One Year	Three Year	Five Year	November 30, 2023
Inspire Global Hope ETF - NAV	5.43%	5.73%	8.76%	7.69%
Inspire Global Hope ETF - Market Price	5.26%	5.91%	8.54%	7.71%
Inspire Global Hope Large Cap Equal Weight Index ***	6.06%	6.38%	8.95%	8.11%
S&P Global 1200 Total Return Index ****	12.88%	7.55%	10.34%	9.97%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses (gross) are 0.61% per the March 30, 2023 prospectus.

**	As of the commencement of operations on February 27, 2017.

***	Inspire Global Hope Large Cap Equal Weight Index (BLESI) tracks the stock performance of 400 of the most inspiring large cap companies from around the globe, as determined by the adviser’s revolutionary Inspire Impact Score® methodology which measures a company’s positive impact on the world. Under normal circumstances, the index will be comprised of 50% US large cap companies, 40% international developed large cap companies and 10% emerging market large cap companies. Inspire defines “large cap” as a market capitalization of $5B or greater. The index is equally weighted, rebalanced quarterly and calculated on a gross total return basis in United States Dollars. Investors cannot invest directly in an index.

****	The S&P Global 1200 Total Return Index provides efficient exposure to the global equity market. Capturing approximately 70% of global market capitalization, it is constructed as a composite of 7 headline indices, many of which are accepted leaders in their regions. These include the S&P 500® (US), S&P Europe 350, S&P TOPIX 150 (Japan), S&P/TSX 60 (Canada), S&P/ASX All Australian 50, S&P Asia 50 and S&P Latin America 40. Investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire Global Hope ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
November 30, 2023

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Sectors and Industries are as follows:

Sectors/Industries	% of Net Assets
Common Stocks
Banking	7.4%
Oil & Gas Producers	6.9%
Electric Utilities	6.3%
Software	5.0%
Insurance	4.6%
Medical Equipment & Devices	4.6%
Semiconductors	4.0%
Technology Services	3.9%
Chemicals	3.7%
Transportation & Logistics	3.2%
Preferred Stock
Chemicals	0.2%
Rights
Construction Materials	0.0	% ^
Medical Equipment & Devices	0.0	% ^
Collateral For Securities Loaned	0.0	% ^
Other Sectors	49.7%
Other Assets in Excess of Liabilities	0.5%
	100.0%

^	Amount less than 0.1%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Inspire Small/Mid Cap ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2023

The Fund’s performance figures* for the periods ended November 30, 2023, as compared to its benchmarks:

				Annualized
		Annualized	Annualized	Since Inception** -
	One Year	Three Year	Five Year	November 30, 2023
Inspire Small/Mid Cap ETF - NAV	(0.98)%	7.95%	6.45%	6.19%
Inspire Small/Mid Cap ETF - Market Price	(0.45)%	7.88%	6.41%	6.17%
Inspire Small/Mid Cap Impact Equal Weight Index ***	(0.61)%	9.12%	7.69%	7.37%
S&P SmallCap 600 Equal Weight Total Return Index ****	(6.34)%	6.63%	6.24%	6.28%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses (gross) are 0.54% per the March 30, 2023 prospectus.

**	As of the commencement of operations on February 27, 2017.

***	Inspire Small/Mid Cap Impact Equal Weight Index (ISMDI) tracks the stock performance of 500 of the most inspiring small and mid cap companies in the U.S., as determined by the adviser’s revolutionary Inspire Impact Score® methodology which measures a company’s positive impact on the world. Under normal circumstances the index will be comprised of 50% U.S. mid cap companies with market cap between $2B-3.5B, and 50% U.S. small cap companies with market cap between $1B-2B. The adviser believes that companies in this “smid cap” capitalization range have the potential to deliver above average growth. The index is equally weighted, rebalanced quarterly and calculated on a gross total return basis in United States Dollars. Investors cannot invest directly in an index.

****	The S&P SmallCap 600 Equal Weight Total Return Index (EWI) is the equal-weight version of the S&P SmallCap 600. The index has the same constituents as the capitalization weighted S&P SmallCap 600, but each company in the S&P SmallCap 600 EWI is allocated a fixed weight. Investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire Small/Mid Cap ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
November 30, 2023

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Sectors and Industries are as follows:

Sectors/Industries	% of Net Assets
Common Stocks
Banking	11.8%
Biotech & Pharma	4.9%
Software	4.6%
Machinery	4.0%
Chemicals	3.9%
Insurance	3.7%
Semiconductors	3.5%
Home Construction	3.3%
Health Care Facilities & Services	3.2%
Technology Hardware	3.1%
Collateral For Securities Loaned	0.9%
Other Sectors	52.9%
Other Assets in Excess of Liabilities	0.2%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Inspire Corporate Bond ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2023

The Fund’s performance figures* for the periods ended November 30, 2023, as compared to its benchmarks:

				Annualized
		Annualized	Annualized	Since Inception** -
	One Year	Three Year	Five Year	November 30, 2023
Inspire Corporate Bond ETF - NAV	3.62%	(2.55)%	1.17%	0.82%
Inspire Corporate Bond ETF - Market Price	3.17%	(2.74)%	1.07%	0.79%
Inspire Corporate Bond Impact Equal Weight Index ***	4.19%	(2.07)%	2.65%	2.14%
Bloomberg U.S. Intermediate Credit Total Return Index ****	4.01%	(2.01)%	2.12%	1.66%
Bloomberg U.S Intermediate Corporate Bond Total Return Index *****	4.28%	(1.73)%	2.07%	1.79%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses (gross) are 0.45% per the March 30, 2023 prospectus.

**	As of the commencement of operations on July 10, 2017.

***	Inspire Corporate Bond Impact Equal Weight Index (INSP BOND) is comprised of 250 investment grade, intermediate term corporate bonds issued by some of the most inspiring large cap “blue chip” companies in the United States, as determined by Inspire’s revolutionary Inspire Impact Score methodology which measures a company’s positive impact on the world. The adviser defines “large cap” as a market capitalization of $5B or greater and “investment grade” as BBB-/Baa3 or higher. The index is equally weighted, rebalanced quarterly and calculated on a total return basis in U.S. Dollars (“USD”). Investors cannot invest directly in an index.

****	The Bloomberg U.S. Intermediate Credit Total Return Index (LUICTRUU) measures the performance of investment grade, US dollar denominated, fixed-rate, taxable corporate and government-related debt with less than ten years to maturity. It is composed of a corporate and a non-corporate component that includes non-US agencies, sovereigns, supranationals and local authorities. Investors cannot invest directly in an index.

*****	The Bloomberg U.S. Intermediate Corporate Bond Total Return Index (LB06TRUU) measures the investment grade, fixed-rate, taxable corporate bond market whose maturity ranges between 1 to 9.9999 years. It includes USD denominated securities publicly issued by US and non-US industrial, utility and financial issuers. Investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire Corporate Bond ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
November 30, 2023

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Sectors and Industries are as follows:

Sectors/Industries	% of Net Assets
Corporate Bonds
Real Estate Investment Trusts	19.6%
Oil & Gas Producers	11.9%
Electric Utilities	5.4%
Commercial Support Services	5.2%
Electrical Equipment	4.9%
Technology Services	4.8%
Insurance	4.0%
Machinery	3.3%
Technology Hardware	3.0%
Chemicals	2.9%
Other Sectors	32.7%
Other Assets in Excess of Liabilities	2.3%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Inspire 100 ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2023

The Fund’s performance figures* for the periods ended November 30, 2023, as compared to its benchmarks:

				Annualized
		Annualized	Annualized	Since Inception** -
	One Year	Three Year	Five Year	November 30, 2023
Inspire 100 ETF - NAV	3.91%	3.42%	9.39%	8.68%
Inspire 100 ETF - Market Price	3.98%	3.39%	9.38%	8.67%
Inspire 100 Index ***	4.29%	3.94%	10.26%	9.52%
S&P 500 Total Return Index ****	13.84%	9.76%	12.51%	11.85%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least March 31, 2024 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 0.35% of average daily net assets. This fee waiver and expense reimbursement is subject to possible recoupment from the Fund if such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense cap in place at the time such expenses were waived, and (ii) the Fund’s current expense cap at the time of recoupment. This agreement may be terminated by the Board of Trustees only on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses (gross) are 0.45% per the March 30, 2023 prospectus.

**	As of the commencement of operations on October 30, 2017.

***	The Inspire 100 Index (INSP100) is a rules based, passive index which tracks the stock performance of the one-hundred highest Inspire Impact Scoring companies in the United States with market capitalizations above $20B. The index is market-cap weighted, rebalanced annually and calculated on a total return basis in U.S. Dollars. Investors cannot invest directly in an index.

****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire 100 ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
November 30, 2023

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Sectors and Industries are as follows:

Sectors/Industries	% of Net Assets
Common Stocks
Software	12.9%
Medical Equipment & Devices	11.3%
Technology Services	8.8%
Semiconductors	6.9%
Machinery	6.1%
Technology Hardware	3.8%
Oil & Gas Producers	3.6%
Industrial Reit	3.5%
Commercial Support Services	3.4%
Insurance	3.4%
Other Sectors	36.1%
Other Assets in Excess of Liabilities	0.2%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Inspire International ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2023

The Fund’s performance figures* for the periods ended November 30, 2023, as compared to its benchmarks:

			Annualized
		Annualized	Since Inception** -
	One Year	Three Year	November 30, 2023
Inspire International ETF - NAV	8.01%	4.68%	7.77%
Inspire International ETF - Market Price	7.26%	4.75%	7.79%
Inspire Global Hope Ex-US Index ***	9.91%	4.80%	6.93%
S&P International 700 Total Return Index ****	10.95%	3.64%	6.01%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses (gross) are 0.80% per the March 30, 2023 prospectus.

**	As of the commencement of operations on September 30, 2019.

***	The Inspire Global Hope Ex-US Index (IGHXUSG) intends to track the price movements of a portfolio of 150 of the most inspiring, biblically aligned large cap companies outside of the United States. The index is comprised of 80% international developed large cap companies and 20% emerging markets large cap companies. The adviser defines “large cap” as a market capitalization of $5B U.S. Dollars (“USD”) or greater. The index is equally weighted, rebalanced quarterly and calculated on a gross total return basis in USD. Investors cannot invest directly in an index.

****	The S&P International 700 Total Return Index measures the non-U.S. component of the global equity market through an index that is designed to be highly liquid and efficient to replicate. The index covers all regions included in the S&P Global 1200 except for the U.S., which is represented by the S&P 500. Investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire International ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
November 30, 2023

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Sectors and Industries are as follows:

Sectors/Industries	% of Net Assets
Common Stocks
Banking	12.2%
Electric Utilities	8.4%
Oil & Gas Producers	6.8%
Insurance	5.5%
Metals & Mining	4.6%
Transportation & Logistics	4.4%
Chemicals	4.1%
Machinery	3.5%
Automotive	3.4%
Semiconductors	3.2%
Preferred Stock
Chemicals	0.4%
Right
Construction Materials	0.0	% ^
Collateral For Securities Loaned	0.8%
Other Sectors	43.0%
Liabilities in Excess of Other Assets	(0.3)%
	100.0%

^	Amount Less than 0.1%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Inspire Tactical Balanced ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2023

The Fund’s performance figures* for the periods ended November 30, 2023, as compared to its benchmark:

		Annualized	Since Inception** -
	One Year	Three Year	November 30, 2023
Inspire Tactical Balanced ETF - NAV	4.03%	2.28%	3.56%
Inspire Tactical Balanced ETF - Market Price	3.90%	2.53%	3.55%
S&P Target Risk Moderate Index ***	5.09%	0.35%	1.94%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses (gross) are 0.81% per the March 30, 2023 prospectus.

**	As of the commencement of operations on July 15, 2020.

***	The S&P Target Risk Moderate Index is designed to measure the performance of moderate stock-bond allocations to fixed income while seeking to increase opportunities for higher returns through equities. Investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire Tactical Balanced ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
November 30, 2023

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Asset Types are as follows:

Sectors/Industries	% of Net Assets
Exchange-Traded Funds
Fixed Income	18.1%
Common Stocks
Transportation & Logistics	9.0%
Technology Services	8.4%
Machinery	6.0%
Retail - Discretionary	5.6%
Software	3.8%
Health Care Facilities & Services	3.7%
Industrial Support Services	3.7%
Banking	3.6%
Wholesale - Discretionary	3.5%
Electrical Equipment	3.3%
Collateral For Securities Loaned	1.1%
Other Sectors	31.0%
Liabilities in Excess of Other Assets	(0.8)%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Inspire Faithward Mid Cap Momentum ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2023

The Fund’s performance figures* for the periods ended November 30, 2023, as compared to its benchmark:

		Since Inception** -
	One Year	November 30, 2023
Inspire Faithward Mid Cap Momentum ETF - NAV	6.72%	2.57%
Inspire Faithward Mid Cap Momentum ETF - Market Price	6.81%	2.57%
S&P MidCap 400 Index® ***	1.17%	6.29%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least March 31, 2024 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 0.80% of average daily net assets. This fee waiver and expense reimbursement is subject to possible recoupment from the Fund if such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense cap in place at the time such expenses were waived, and (ii) the Fund’s current expense cap at the time of recoupment. This agreement may be terminated by the Board of Trustees only on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses (gross) are 1.28% per the March 30, 2023 prospectus.

**	As of the commencement of operations on December 7, 2020.

***	The S&P MidCap 400 Index® provides investors with a benchmark for mid-sized companies. The index, which is distinct from the large-cap S&P 500®, is designed to measure the performance of 400 mid-sized companies, reflecting the distinctive risk and return characteristics of this market segment. Investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire Faithward Mid Cap Momentum ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
November 30, 2023

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Sectors and Industries are as follows:

Sectors/Industries	% of Net Assets
Common Stocks
Insurance	11.9%
Oil & Gas Producers	9.4%
Retail - Consumer Staples	6.1%
Health Care Facilities & Services	5.8%
Gas & Water Utilities	5.5%
Retail - Discretionary	5.4%
Steel	5.4%
Chemicals	5.4%
Software	4.1%
Commercial Support Services	3.3%
Other Sectors	36.5%
Other Assets in Excess of Liabilities	1.2%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Inspire Fidelis Multi Factor ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2023

The Fund’s performance figures* for the periods ended November 30, 2023, as compared to its benchmarks:

		Since Inception** -
	One Year	November 30, 2023
Inspire Fidelis Multi Factor ETF - NAV	5.09%	7.51%
Inspire Fidelis Multi Factor ETF - Market Price	4.72%	7.51%
WI Fidelis Multi-Cap, Multi-Factor Index ***	6.29%	8.95%
MSCI ACWI Index ****	12.01%	9.28%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses (gross) are 0.85% per the March 30, 2023 prospectus.

**	As of the commencement of operations on August 23, 2022.

***	The WI Fidelis Multi-Cap, Multi-Factor Index tracks the performance of the 100 stocks which rank the highest within their market cap and sector based on WI Fidelis Index’s factor-based methodology. This methodology is designed to provide access to high quality companies (i.e. faith-based social impact, profitability, financial health, and growth) with market caps greater than $250M that also have value (including low volatility and higher dividend yield) and momentum (including positive earnings per share trend) characteristics.

****	The MSCI ACWI Index is an index representing the equity returns in 23 developed and 24 emerging markets. Investor may not invest in the index directly and the index does not take into account charges, fees and other expenses. Given the Fund’s principal investment strategies, the MSCI ACWI Index is a more appropriate benchmark index for the Fund. Investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire Fidelis Multi Factor ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
November 30, 2023

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Sectors and Industries are as follows:

Sectors/Industries	% of Net Assets
Common Stocks
Oil & Gas Producers	7.4%
Semiconductors	7.1%
Technology Hardware	7.1%
Banking	6.3%
Software	6.3%
Electrical Equipment	5.4%
Biotech & Pharma	4.8%
Health Care Facilities & Services	3.9%
Specialty Finance	3.9%
Retail - Discretionary	3.7%
Collateral For Securities Loaned	1.6%
Other Sectors	42.8%
Liabilities in Excess of Other Assets	(0.3)%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3%
	AEROSPACE & DEFENSE - 0.3%
146,742	Rolls-Royce Holdings plc(a)	$497,914

	APPAREL & TEXTILE PRODUCTS - 0.7%
3,306	Cie Financiere Richemont S.A.	412,301
217	Hermes International	449,729
69,750	PRADA SpA	383,539
		1,245,569
	ASSET MANAGEMENT - 2.0%
15,723	3i Group plc	442,996
12,642	Brookfield Corporation	445,916
7,225	Charles Schwab Corporation (The)	443,037
16,149	Franklin Resources, Inc.	400,495
20,646	Investor A.B.	428,172
6,206	Julius Baer Group Ltd.	313,557
1,670	LPL Financial Holdings, Inc.	371,241
359	Partners Group Holding A.G.	472,525
		3,317,939
	AUTOMOTIVE - 1.9%
9,798	BorgWarner, Inc.	330,095
12,933	Cie Generale des Etablissements Michelin SCA	433,681
5,574	Continental A.G.	430,851
24,813	Denso Corporation	387,306
1,340	Ferrari N.V.	481,005
342,293	Geely Automobile Holdings Ltd.	372,932
19,200	Mahindra & Mahindra Ltd.	366,144
4,978	Toyota Industries Corporation	426,955
		3,228,969
	BANKING - 7.4%
1,026,063	Bank Mandiri Persero Tbk P.T.	385,862
17,702	Bank Polska Kasa Opieki S.A.	621,834
1,178,642	Bank Rakyat Indonesia Persero Tbk P.T.	399,675
159,426	BDO Unibank, Inc.	383,277
146,840	BOC Hong Kong Holdings Ltd.	392,909
6,184	Commonwealth Bank of Australia	427,630

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	BANKING - 7.4% (Continued)
32,215	Credit Agricole S.A.	$421,516
16,976	Danske Bank A/S	439,210
15,675	Fifth Third Bancorp	453,791
289	First Citizens BancShares, Inc., Class A	424,220
480,558	First Financial Holding Company Ltd.	424,080
46,987	Grupo Financiero Banorte SAB de CV	437,354
32,824	Hang Seng Bank Ltd.	363,504
38,212	Huntington Bancshares, Inc.	430,267
17,164	ICICI Bank Ltd. - ADR	380,526
153,327	Intesa Sanpaolo SpA	440,807
22,935	KakaoBank Corporation	462,314
6,289	KBC Group N.V.	360,036
3,136	M&T Bank Corporation	401,941
3,741	Macquarie Group Ltd.	417,850
21,388	National Australia Bank Ltd.	401,334
11,302	OTP Bank Nyrt	469,744
51,150	Powszechna Kasa Oszczednosci Bank Polski S.A.(a)	607,623
23,111	Regions Financial Corporation	385,491
33,429	Skandinaviska Enskilda Banken A.B.	415,074
40,950	Standard Bank Group Ltd.	434,931
1,583	SVB Financial Group(a)	32
44,094	Svenska Handelsbanken A.B., A Shares	417,340
21,550	Swedbank A.B., A Shares	394,697
19,163	United Overseas Bank Ltd.	389,912
		12,384,781
	BEVERAGES - 0.3%
7,498	Monster Beverage Corporation(a)	413,515

	BIOTECH & PHARMA - 2.3%
2,249	Alnylam Pharmaceuticals, Inc.(a)	378,394
3,851	Celltrion, Inc.	482,650
12,838	Chugai Pharmaceutical Company Ltd.	451,869
2,456	CSL Ltd.	425,528
1,122	Genmab A/S(a)	354,015

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	BIOTECH & PHARMA - 2.3% (Continued)
6,874	Incyte Corporation(a)	$373,533
3,497	Neurocrine Biosciences, Inc.(a)	407,715
14,589	Royalty Pharma plc, Class A	394,924
3,264	Sarepta Therapeutics, Inc.(a)	265,298
4,825	UCB S.A.	356,256
		3,890,182
	CABLE & SATELLITE - 0.2%
4,370	Liberty Broadband Corporation - Series A(a)	362,448

	CHEMICALS - 3.7%
2,351	Air Liquide S.A.	444,715
5,544	Akzo Nobel N.V.	425,153
2,330	Albemarle Corporation	282,559
4,619	CF Industries Holdings, Inc.	347,118
2,407,911	Chandra Asri Petrochemical Tbk P.T.	456,630
592	EMS-Chemie Holding A.G.	419,520
120	Givaudan S.A.	448,419
4,206	LyondellBasell Industries N.V., Class A	399,991
11,180	Mosaic Company (The)	401,250
6,409	Nutrien Ltd.	342,825
3,056	PPG Industries, Inc.	433,921
4,184	RPM International, Inc.	430,659
3,590	Solvay S.A.	414,757
4,190	Symrise A.G.	470,622
3,181	Westlake Corporation	408,409
		6,126,548
	COMMERCIAL SUPPORT SERVICES - 1.5%
822	Cintas Corporation	454,771
6,308	Edenred	343,274
2,788	Republic Services, Inc.	451,210
10,589	Rollins, Inc.	431,396
4,788	SGS S.A.	406,286
2,607	Waste Management, Inc.	445,771
		2,532,708

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	CONSTRUCTION MATERIALS - 1.8%
1,530	Carlisle Companies, Inc.	$429,027
6,601	Cie de Saint-Gobain	429,697
6,185	Holcim Ltd.	454,193
971	Martin Marietta Materials, Inc.	451,117
48,555	Siam Cement PCL (The)	393,964
1,576	Sika A.G.	426,933
1,968	Vulcan Materials Company	420,286
		3,005,217
	CONTAINERS & PACKAGING - 0.8%
43,394	Amcor plc	409,712
11,201	International Paper Company	413,765
2,583	Packaging Corp of America	433,970
		1,257,447
	DATA CENTER REIT - 0.3%
3,280	Digital Realty Trust, Inc.	455,198

	DIVERSIFIED INDUSTRIALS - 0.8%
11,777	Alfa Laval A.B.	438,915
2,851	Dover Corporation	402,447
1,726	Illinois Tool Works, Inc.	418,054
		1,259,416
	ELECTRIC UTILITIES - 6.3%
26,005	AES Corporation (The)	447,546
8,212	Alliant Energy Corporation	415,281
13,177	Avangrid, Inc.	406,774
14,787	CenterPoint Energy, Inc.	418,028
53,572	CLP Holdings Ltd.	416,664
3,624	Constellation Energy Corporation	438,649
33,857	E.ON S.E.	439,795
96,020	EDP - Energias de Portugal S.A.	458,467
24,657	EDP Renovaveis S.A.	449,505
19,529	Endesa S.A.	407,775
3,513,774	Enel Americas S.A.(a)	409,655
64,836	Enel SpA	457,691

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	ELECTRIC UTILITIES - 6.3% (Continued)
26,075	Engie S.A.	$451,743
4,285	Entergy Corporation	434,542
7,817	Evergy, Inc.	398,980
10,425	Fortis, Inc.	417,658
33,326	Fortum OYJ	467,355
325,840	Gulf Energy Development PCL	423,743
35,513	Iberdrola S.A.	438,501
11,794	RWE A.G.	505,365
20,273	SSE plc	468,957
53,322	Terna Rete Elettrica Nazionale SpA	429,222
4,877	Verbund A.G.	464,451
4,931	WEC Energy Group, Inc.	412,330
		10,478,677
	ELECTRICAL EQUIPMENT - 1.7%
2,681	AMETEK, Inc.	416,172
4,721	Amphenol Corporation, Class A	429,564
18,261	Assa Abloy A.B., Class B	467,215
7,170	Carrier Global Corporation	372,553
176,260	Delta Electronics Thailand PCL	387,431
2,994	Keysight Technologies, Inc.(a)	406,855
7,326	Trimble, Inc.(a)	339,926
		2,819,716
	ENGINEERING & CONSTRUCTION - 0.5%
12,819	Ferrovial S.E.(c)	443,112
2,782	WSP Global, Inc.	385,112
		828,224
	ENTERTAINMENT CONTENT - 0.3%
73,695	Bollore S.E.	420,690

	FOOD - 2.1%
10,274	Ajinomoto Company, Inc.	382,967
9,661	Campbell Soup Company	388,179
118,825	China Mengniu Dairy Company Ltd.	372,714
33	Chocoladefabriken Lindt & Spruengli A.G.	407,784

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	FOOD - 2.1% (Continued)
14,509	Conagra Brands, Inc.	$410,460
81,973	Grupo Bimbo S.A.B. de C.V.	412,046
10,424	Hormel Foods Corporation	318,870
4,297	Lamb Weston Holdings, Inc.	429,828
145,728	Wilmar International Ltd.	395,426
		3,518,274
	FORESTRY, PAPER & WOOD PRODUCTS - 0.5%
36,650	Suzano S.A.	398,342
11,633	UPM-Kymmene OYJ	406,167
		804,509
	GAS & WATER UTILITIES - 1.0%
3,756	Atmos Energy Corporation	427,470
582,224	Hong Kong & China Gas Company Ltd.	400,282
14,722	Naturgy Energy Group S.A.	439,353
85,205	Snam SpA	428,714
		1,695,819
	HEALTH CARE FACILITIES & SERVICES - 1.5%
909	Elevance Health, Inc.	435,856
12,811	Fresenius S.E. & Company KGaA	405,607
1,615	ICON PLC, ADR(a)	431,108
2,017	IQVIA Holdings, Inc.(a)	431,840
864	Lonza Group A.G.	333,913
1,204	Molina Healthcare, Inc.(a)	440,135
		2,478,459
	HEALTH CARE REIT - 0.7%
21,616	Healthpeak Properties, Inc.	374,389
9,412	Ventas, Inc.	431,446
4,825	Welltower, Inc.	429,908
		1,235,743
	HOME CONSTRUCTION - 1.4%
3,693	DR Horton, Inc.	471,485
802	Geberit A.G.	448,258
3,533	Lennar Corporation, Class A	451,941
69	NVR, Inc.(a)	424,722

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	HOME CONSTRUCTION - 1.4% (Continued)
5,378	PulteGroup, Inc.	$475,523
		2,271,929
	HOUSEHOLD PRODUCTS - 0.4%
3,096	Beiersdorf A.G.	433,670
1,199	LG Household & Health Care Ltd.	307,646
		741,316
	INDUSTRIAL REIT - 0.5%
28,647	Goodman Group	430,604
3,531	Prologis, Inc.	405,818
		836,422
	INDUSTRIAL SUPPORT SERVICES - 1.2%
6,424	Ashtead Group PLC	386,240
7,258	Fastenal Company	435,262
892	United Rentals, Inc.	424,610
217,639	United Tractors Tbk P.T.	306,396
1,053	Watsco, Inc.	402,488
		1,954,996
	INSTITUTIONAL FINANCIAL SERVICES - 1.8%
163,029	B3 S.A. - Brasil Bolsa Balcao	443,314
2,543	Cboe Global Markets, Inc.	463,309
2,291	Deutsche Boerse A.G.	434,612
10,933	Hong Kong Exchanges & Clearing Ltd.	388,002
4,592	Interactive Brokers Group, Inc., Class A	357,441
3,620	Intercontinental Exchange, Inc.	412,101
3,947	London Stock Exchange Group plc	443,732
		2,942,511
	INSURANCE - 4.6%
49,373	AIA Group Ltd.	426,041
63,611	BB Seguridade Participacoes S.A.	405,802
5,684	Brown & Brown, Inc.	424,822
3,890	Cincinnati Financial Corporation	399,853
19,119	Dai-ichi Life Holdings, Inc.	397,345
1,349	Erie Indemnity Company, Class A	398,818
481	Fairfax Financial Holdings Ltd.	442,151

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	INSURANCE - 4.6% (Continued)
2,715	Intact Financial Corporation	$420,798
146,472	Legal & General Group plc	423,964
6,281	Loews Corporation	441,491
9,106	Mandatum Holding Oy(a)	38,959
272	Markel Group, Inc.(a)	391,432
15,548	Power Corp of Canada	430,278
2,859	Progressive Corporation (The)	468,963
36,823	Prudential PLC	401,144
9,106	Sampo OYJ	397,917
639	Swiss Life Holding A.G.	409,113
21,793	Tryg A/S	469,972
6,254	W R Berkley Corporation	453,728
		7,642,591
	INTERNET MEDIA & SERVICES - 1.4%
126	Booking Holdings, Inc.(a)	393,838
2,499	Naspers Ltd.(a),	460,467
13,509	Prosus N.V.	446,967
3,999	REA Group Ltd.	410,205
45,525	Snap, Inc., Class A(a)	629,611
		2,341,088
	MACHINERY - 3.0%
29,917	Atlas Copco A.B.	461,200
1,459	Caterpillar, Inc.	365,800
32,291	CNH Industrial N.V.	342,310
2,219	Disco Corporation	480,329
15,319	FANUC Corporation	425,114
5,440	Graco, Inc.	439,443
1,775	Nordson Corporation	417,729
1,017	Parker-Hannifin Corporation	440,544
21,581	Sandvik A.B.	425,369
889	SMC Corporation	446,455
1,557	Snap-on, Inc.	427,692
54,757	WEG S.A.	380,589
		5,052,574

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 4.6%
1,306	Align Technology, Inc.(a)	$279,223
1,100	Bio-Rad Laboratories, Inc., Class A(a)	335,412
3,775	Coloplast A/S - Series B	445,350
2,288	EssilorLuxottica S.A.	436,085
5,837	Exact Sciences Corporation(a)	373,568
5,702	Hologic, Inc.(a)	406,553
908	IDEXX Laboratories, Inc.(a)	422,965
2,483	Insulet Corporation(a)	469,509
1,359	Intuitive Surgical, Inc.(a)	422,432
19,894	Koninklijke Philips N.V.(a)	406,411
361	Mettler-Toledo International, Inc.(a)	394,187
2,687	ResMed, Inc.	423,821
3,588	Revvity, Inc.	318,973
1,700	Sartorius Stedim Biotech	381,889
1,689	Sonova Holding A.G.	486,671
3,126	Straumann Holding A.G.	429,302
1,455	Stryker Corporation	431,160
1,450	Waters Corporation(a)	406,885
1,057	West Pharmaceutical Services, Inc.	370,753
		7,641,149
	METALS & MINING - 3.1%
8,786	Agnico Eagle Mines Ltd.	471,722
10,705	Anglo American Platinum Ltd.	452,946
22,909	Antofagasta plc	407,318
14,120	BHP Group Ltd.	431,950
29,884	Fortescue Metals Group Ltd.	493,426
2,982	Franco-Nevada Corporation	334,010
10,672	Freeport-McMoRan, Inc.	398,279
10,765	Newmont Corporation	432,645
9,233	Newmont Corporation	367,368
5,490	Rio Tinto Ltd.	453,564
5,276	Southern Copper Corporation	379,503
9,819	Wheaton Precious Metals Corporation	480,146
		5,102,877

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	MULTI ASSET CLASS REIT - 0.3%
7,363	WP Carey, Inc.	$458,273

	OFFICE REIT - 0.5%
3,976	Alexandria Real Estate Equities, Inc.	434,974
6,672	Boston Properties, Inc.	379,837
451	NET Lease Office Properties(a)	7,374
		822,185
	OIL & GAS PRODUCERS – 6.9%
14,339	Aker BP ASA	410,915
9,645	APA Corporation	347,220
6,078	Canadian Natural Resources Ltd.	405,884
18,914	Cenovus Energy, Inc.	335,525
4,603	Chesapeake Energy Corporation	369,667
14,658	Coterra Energy, Inc.	384,773
8,316	Devon Energy Corporation	373,971
2,572	Diamondback Energy, Inc.	397,143
97,905	ENEOS Holdings, Inc.	385,946
24,373	Eni SpA	402,361
3,128	EOG Resources, Inc.	384,963
9,803	EQT Corporation	391,728
12,037	Equinor ASA	387,217
25,568	Inpex Corporation	360,458
23,967	Kinder Morgan, Inc.	421,100
14,820	Marathon Oil Corporation	376,873
52,966	MOL Hungarian Oil & Gas plc	421,629
6,104	Occidental Petroleum Corporation	361,052
8,236	OMV A.G.	350,935
6,270	ONEOK, Inc.	431,690
29,884	ORLEN S.A.	440,966
8,339	Ovintiv, Inc.	369,751
85,176	PTT Exploration & Production PCL	364,813
77,771	Santos Ltd.	355,069
4,623	Targa Resources Corporation	418,150
5,908	TotalEnergies S.E.	400,340

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	OIL & GAS PRODUCERS – 6.9% (Continued)
7,831	Tourmaline Oil Corporation	$379,066
2,803	Valero Energy Corporation	351,384
11,810	Williams Companies, Inc. (The)	434,489
16,846	Woodside Energy Group Ltd.	345,045
		11,560,123
	OIL & GAS SERVICES & EQUIPMENT - 0.4%
9,803	Halliburton Company	363,005
6,775	Schlumberger Ltd	352,571
		715,576
	PUBLISHING & BROADCASTING - 0.5%
43,536	Informa plc	408,327
7,004	Liberty Media Corp-Liberty Formula One(a)	401,539
		809,866
	REAL ESTATE OWNERS & DEVELOPERS - 1.2%
77,540	CK Asset Holdings Ltd.	367,803
728,722	SM Prime Holdings, Inc.	423,874
15,178	Sumitomo Realty & Development Company Ltd.	427,345
195,348	Swire Properties Ltd.	379,649
16,526	Vonovia S.E.	459,016
		2,057,687
	RENEWABLE ENERGY - 0.4%
3,317	Enphase Energy, Inc.(a)	335,083
2,463	First Solar, Inc.(a)	388,612
		723,695
	RESIDENTIAL REIT - 1.9%
4,195	Camden Property Trust	378,641
6,242	Equity LifeStyle Properties, Inc.	443,806
6,783	Equity Residential	385,546
1,877	Essex Property Trust, Inc.	400,664
12,518	Invitation Homes, Inc.	417,600
3,085	Mid-America Apartment Communities, Inc.	384,021
3,363	Sun Communities, Inc.	434,970
11,149	UDR, Inc.	372,377
		3,217,625

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	RETAIL - CONSUMER STAPLES - 2.1%
19,771	Aeon Company Ltd.	$408,228
7,702	Alimentation Couche-Tard, Inc.	439,349
40,263	BIM Birlesik Magazalar A/S	429,502
210,059	Cencosud S.A.	390,718
3,755	Dollar General Corporation	492,355
3,731	Dollar Tree, Inc.(a)	461,114
17,768	Jeronimo Martins SGPS S.A.	438,979
48,602	President Chain Store Corporation	417,288
		3,477,533
	RETAIL - DISCRETIONARY - 1.5%
159	AutoZone, Inc.(a)	414,979
3,173	Builders FirstSource, Inc.(a)	425,530
2,756	Genuine Parts Company	365,942
433	O’Reilly Automotive, Inc.(a)	425,370
26,648	SM Investments Corporation	393,026
1,963	Tractor Supply Company	398,509
		2,423,356
	RETAIL REIT - 0.5%
22,552	Kimco Realty Corporation	435,705
3,682	Simon Property Group, Inc.	459,845
		895,550
	SELF-STORAGE REIT - 0.5%
3,273	Extra Space Storage, Inc.	426,046
1,506	Public Storage	389,693
		815,739
	SEMICONDUCTORS - 4.0%
14,561	Advantest Corporation	459,770
683	ASML Holding N.V.	463,114
481	Broadcom, Inc.	445,276
4,221	Entegris, Inc.	440,672
11,973	Infineon Technologies A.G.	463,257
866	KLA Corporation	471,641
4,610	Lattice Semiconductor Corporation(a)	269,916
7,310	Marvell Technology, Inc.	407,386

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	SEMICONDUCTORS - 4.0% (Continued)
5,075	Microchip Technology, Inc.	$423,458
860	Monolithic Power Systems, Inc.	471,899
1,986	NXP Semiconductors N.V.	405,303
4,246	ON Semiconductor Corporation(a)	302,867
26,479	Renesas Electronics Corporation(a)	465,019
4,021	Skyworks Solutions, Inc.	389,756
9,262	STMicroelectronics N.V.	438,050
3,943	Teradyne, Inc.	363,663
		6,681,047
	SOFTWARE - 5.0%
1,334	ANSYS, Inc.(a)	391,342
1,697	Cadence Design Systems, Inc.(a)	463,739
2,982	Check Point Software Technologies Ltd.(a)	435,372
6,246	Cloudflare, Inc., Class A(a)	481,879
192	Constellation Software, Inc.	451,013
2,368	Crowdstrike Holdings, Inc., CLASS A(a)	561,193
10,827	Dassault Systemes S.E.	506,293
4,336	Datadog, Inc., Class A(a)	505,448
6,767	Fortinet, Inc.(a)	355,674
2,007	Manhattan Associates, Inc.(a)	447,661
4,891	Okta, Inc.(a)	327,942
819	Roper Technologies, Inc.	440,827
707	ServiceNow, Inc.(a)	484,818
2,596	Snowflake, Inc.(a)	487,217
7,550	SS&C Technologies Holdings, Inc.	424,763
864	Synopsys, Inc.(a)	469,351
1,017	Tyler Technologies, Inc.(a)	415,790
1,946	Veeva Systems, Inc., Class A(a)	339,207
9,509	WiseTech Global Ltd.	419,690
		8,409,219
	SPECIALTY FINANCE - 0.0%(b)
1	Isracard Ltd.	4

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	STEEL - 0.8%
2,531	Nucor Corporation	$430,194
1,511	Reliance Steel & Aluminum Company	415,918
3,707	Steel Dynamics, Inc.	441,615
		1,287,727
	TECHNOLOGY HARDWARE - 1.8%
2,169	Arista Networks, Inc.(a)	476,551
3,778	Garmin Ltd.	461,823
3,121	Jabil, Inc.	359,914
5,225	NetApp, Inc.	477,512
1,050	Samsung SDI Company Ltd.	381,301
1,441	Super Micro Computer, Inc.(a)	394,070
1,668	Zebra Technologies Corporation, Class A(a)	395,283
		2,946,454
	TECHNOLOGY SERVICES - 3.9%
4,678	Amdocs Ltd.	391,876
5,866	Cognizant Technology Solutions Corporation, Class A	412,849
3,650	Coinbase Global, Inc., Class A(a)	455,228
5,167	CoStar Group, Inc.(a)	429,068
1,555	EPAM Systems, Inc.(a)	401,485
2,170	Equifax, Inc.	472,431
458	Fair Isaac Corporation(a)	498,121
7,182	Fidelity National Information Services, Inc.	421,152
1,560	FleetCor Technologies, Inc.(a)	375,180
1,156	Gartner, Inc.(a)	502,674
2,627	Jack Henry & Associates, Inc.	416,879
775	MSCI, Inc.	403,659
3,443	Paychex, Inc.	419,943
1,684	Verisk Analytics, Inc.	406,568
3,297	Wolters Kluwer N.V.	453,212
		6,460,325
	TELECOMMUNICATIONS - 1.4%
27,273	Hellenic Telecommunications Organization S.A.	399,834
120,553	Koninklijke KPN N.V.	412,908
66,835	MTN Group Ltd.	364,961

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	TELECOMMUNICATIONS - 1.4% (Continued)
224,914	Singapore Telecommunications Ltd.	$388,368
134,869	Taiwan Mobile Company Ltd.	422,796
160,506	Telstra Group Ltd.	405,109
		2,393,976
	TIMBER REIT - 0.2%
12,985	Weyerhaeuser Company	407,080

	TRANSPORTATION & LOGISTICS - 3.2%
2,667	Aena SME S.A.	458,480
3,650	Canadian National Railway Company	423,573
12,868	CSX Corporation	415,636
2,126	DSV A/S	319,878
6,895	East Japan Railway Company	371,847
428,863	Eva Airways Corporation	427,647
3,455	Expeditors International of Washington, Inc.	415,775
2,111	JB Hunt Transport Services, Inc.	391,105
1,399	Kuehne + Nagel International A.G.	404,549
967	Old Dominion Freight Line, Inc.	376,221
37,971	Poste Italiane SpA	408,143
4,113	Ryanair Holdings plc - ADR(a)	486,239
48,623	Transurban Group	416,356
		5,315,449
	TRANSPORTATION EQUIPMENT - 0.5%
4,673	PACCAR, Inc.	429,075
18,874	Volvo A.B.	445,338
		874,413
	WHOLESALE - CONSUMER STAPLES - 0.5%
3,670	Bunge Global S.A.	403,223
10,715	ITOCHU Corporation	414,728
		817,951
	WHOLESALE - DISCRETIONARY - 0.7%
9,199	Copart, Inc.(a)	461,974
8,026	LKQ Corporation	357,398

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares				Fair Value
	COMMON STOCKS — 99.3% (Continued)
	WHOLESALE - DISCRETIONARY - 0.7% (Continued)
1,114	Pool Corporation			$386,914
				1,206,286

	TOTAL COMMON STOCKS (Cost $149,755,817)			165,562,554

	PREFERRED STOCK — 0.2%
	CHEMICALS — 0.2%
6,694	Sociedad Quimica y Minera de Chile S.A., Class B (Cost $396,422)			340,484

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHTS — 0.0%(b)
	CONSTRUCTION MATERIALS - 0.0% (b)
6,218	Siam Cement PCL (a)(f)	12/07/2023	$0.0001	—

	MEDICAL EQUIPMENT & DEVICES – 0.0%(b)
1,226	ABIOMED, Inc. - CVR(a)(f)	12/31/2029	$35	—

	TOTAL RIGHTS (Cost $0)			—

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COLLATERAL FOR SECURITIES LOANED — 0.0%
	MONEY MARKET FUND - 0.0%
5,194	Fidelity Government Portfolio - Institutional Class, 5.02% (Cost $5,194)(d)(e)	$5,194

	TOTAL INVESTMENTS - 99.5% (Cost $150,157,433)	$165,908,232
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	867,560
	NET ASSETS - 100.0%	$166,775,792

A.B.	- Aktiebolag

ADR	- American Depositary Receipt

A.G.	- Aktiengesellschaft

A/S	- Anonim Sirketi

CVR	- Contingent Value Right

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

N.V.	- Naamioze Vennootschap

OYJ	- Julkinen osakeyhtiö

PLC	- Public Limited Company

P.T.	- Perseroan Terbatas

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

S.A.B. de C.V.	- Sociedad Anonima Bursátil de Capital Variable

S.E.	- Societas Europaea

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of November 30, 2023 was $0.

(d)	Security was purchased with cash received as collateral for securities on loan at November 30, 2023. Total collateral had a value of $5,194 at November 30, 2023.

(e)	Rate disclosed is the seven day effective yield as of November 30, 2023.

(f)	The fair value of this investment is determined using significant unobservable inputs.

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9%
	AEROSPACE & DEFENSE - 0.8%
5,568	AAR Corporation(a)	$385,862
5,082	Hexcel Corporation	352,233
20,462	Spirit AeroSystems Holdings, Inc., Class A(a)	562,501
		1,300,596
	APPAREL & TEXTILE PRODUCTS - 0.6%
83,136	Hanesbrands, Inc.	302,615
3,432	Oxford Industries, Inc.	310,356
6,726	Skechers USA, Inc., Class A(a)	396,228
		1,009,199
	ASSET MANAGEMENT - 0.9%
8,031	B Riley Financial, Inc.(b)	147,770
5,281	Cohen & Steers, Inc.	308,886
17,698	Compass Diversified Holdings	356,969
21,471	SLR Investment Corporation	325,071
5,372	Stifel Financial Corporation	327,799
		1,466,495
	AUTOMOTIVE - 1.3%
22,518	Dana, Inc.	297,463
10,123	Gentex Corporation	307,840
6,058	Gentherm, Inc.(a)	278,183
26,611	Goodyear Tire & Rubber Company (The)(a)	369,627
2,466	Lear Corporation	329,828
7,179	Modine Manufacturing Company(a)	353,207
2,400	Visteon Corporation(a)	284,808
		2,220,956
	BANKING - 11.8%
7,850	1st Source Corporation	379,391
8,630	Ameris Bancorp	367,465
3,821	BancFirst Corporation	331,013
14,461	BankUnited, Inc.	398,979
16,770	Byline Bancorp, Inc.	335,232
3,642	City Holding Company	350,615
6,869	Commerce Bancshares, Inc.	347,365
7,810	Community Bank System, Inc.	346,452

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	BANKING - 11.8% (Continued)
9,474	Customers Bancorp, Inc.(a)	$426,994
6,260	East West Bancorp, Inc.	393,879
11,650	FB Financial Corporation	390,974
17,247	First Busey Corporation	374,260
27,015	First Commonwealth Financial Corporation	361,191
16,921	First Financial Bancorp	341,973
13,206	First Financial Bankshares, Inc.	346,658
29,871	First Horizon Corporation	382,050
13,256	First Interstate BancSystem, Inc., Class A	343,198
11,885	First Merchants Corporation	364,513
30,663	FNB Corporation	367,649
27,299	Fulton Financial Corporation	388,465
11,559	Glacier Bancorp, Inc.	388,729
11,658	Hilltop Holdings, Inc.	343,328
15,766	Home BancShares, Inc.	349,690
37,339	Hope Bancorp, Inc.	365,922
7,933	Independent Bank Group, Inc.	306,848
7,657	International Bancshares Corporation	343,570
26,237	Lakeland Bancorp, Inc.	325,076
6,963	Lakeland Financial Corporation	386,795
11,393	Live Oak Bancshares, Inc.	382,805
10,430	NBT Bancorp, Inc.	370,578
29,114	New York Community Bancorp, Inc.	273,963
32,268	Northwest Bancshares, Inc.	359,466
13,015	Peoples Bancorp, Inc.	383,031
6,059	Prosperity Bancshares, Inc.	365,418
12,614	Renasant Corporation	343,605
7,502	Republic Bancorp, Inc., Class A	352,219
12,187	S&T Bancorp, Inc.	341,114
15,468	Sandy Spring Bancorp, Inc.	340,605
15,047	Seacoast Banking Corp of Florida	349,692
6,273	ServisFirst Bancshares, Inc.	320,927
19,494	Simmons First National Corporation, Class A	311,709
11,529	Southside Bancshares, Inc.	316,240

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	BANKING - 11.8% (Continued)
11,871	Synovus Financial Corporation	$365,508
5,604	Texas Capital Bancshares, Inc.(a)	307,548
27,967	TFS Financial Corporation	369,444
14,404	Towne Bank	378,249
5,329	UMB Financial Corporation	381,876
11,979	United Bankshares, Inc.	396,625
13,058	United Community Banks, Inc.	321,880
38,599	Valley National Bancorp	351,251
8,155	Webster Financial Corporation	365,752
13,543	WesBanco, Inc.	360,515
7,647	Westamerica BanCorporation	387,779
7,149	Western Alliance Bancorp	366,172
4,379	Wintrust Financial Corporation	375,149
9,459	Zions Bancorp NA	337,024
		20,024,418
	BEVERAGES - 0.2%
520	Coca-Cola Consolidated, Inc.	381,950

	BIOTECH & PHARMA - 4.9%
92,297	ADMA Biologics, Inc.(a)	341,499
13,320	Agios Pharmaceuticals, Inc.(a)	296,104
27,187	Amicus Therapeutics, Inc.(a)	299,601
81,067	Ardelyx, Inc.(a)	365,612
46,494	BioCryst Pharmaceuticals, Inc.(a)	273,385
12,538	Biohaven Ltd.(a)	417,766
11,188	Cytokinetics, Inc.(a)	374,574
25,974	Deciphera Pharmaceuticals, Inc.(a)	327,532
15,083	Exelixis, Inc.(a)	328,960
155,858	Geron Corporation(a)	300,806
8,636	Halozyme Therapeutics, Inc.(a)	333,436
6,308	Intra-Cellular Therapies, Inc.(a)	387,122
34,189	Ironwood Pharmaceuticals, Inc.(a)	338,471
7,557	Mirati Therapeutics, Inc.(a)	428,859
2,919	Neurocrine Biosciences, Inc.(a)	340,326

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	BIOTECH & PHARMA - 4.9% (Continued)
10,722	Pacira BioSciences, Inc.(a)	$292,496
5,776	Prestige Consumer Healthcare, Inc.(a)	331,254
19,811	Protagonist Therapeutics, Inc.(a)	360,758
14,754	PTC Therapeutics, Inc.(a)	339,637
28,704	Revance Therapeutics, Inc.(a)	194,326
15,987	Sage Therapeutics, Inc.(a)	313,025
2,720	Sarepta Therapeutics, Inc.(a)	221,082
22,733	Syndax Pharmaceuticals, Inc.(a)	378,391
29,839	Viking Therapeutics, Inc.(a)	364,633
16,467	Xencor, Inc.(a)	302,005
		8,251,660
	BUSINESS DEVELOPMENT COMPANIES - 0.6%
20,011	Hercules Capital, Inc.(b)	309,170
25,514	New Mountain Finance Corporation	327,090
54,773	Prospect Capital Corporation	306,181
		942,441
	CABLE & SATELLITE - 0.2%
537	Cable One, Inc.	285,727

	CHEMICALS – 3.9%
10,635	AdvanSix, Inc.	277,893
2,670	Balchem Corporation	333,002
4,798	Cabot Corporation	364,168
11,666	Chemours Company (The)	319,998
5,618	Hawkins, Inc.	345,170
4,780	HB Fuller Company	361,750
6,978	Ingevity Corporation(a)	270,677
3,241	Innospec, Inc.	340,532
3,244	Materion Corporation	366,929
6,016	Minerals Technologies, Inc.	376,842
723	NewMarket Corporation	383,559
15,591	Orion Engineered Carbons S.A.	371,534
2,063	Quaker Houghton	368,844
2,520	Rogers Corporation(a)	326,088

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	CHEMICALS – 3.9% (Continued)
3,480	RPM International, Inc.	$358,196
5,647	Sensient Technologies Corporation	327,187
4,414	Stepan Company	364,464
10,247	Valvoline, Inc.	350,857
1,623	WD-40 Company	392,571
		6,600,261
	COMMERCIAL SUPPORT SERVICES - 2.1%
8,255	ABM Industries, Inc.	338,372
6,006	Brady Corporation, Class A	337,958
4,543	Brink’s Company (The)	358,443
6,363	CBIZ, Inc.(a)	368,354
1,685	CorVel Corporation(a)	351,929
3,171	Huron Consulting Group, Inc.(a)	330,323
3,379	Insperity, Inc.	384,361
5,562	Kforce, Inc.	387,671
6,967	Korn Ferry	360,473
2,041	UniFirst Corporation	352,277
		3,570,161
	CONSTRUCTION MATERIALS - 0.8%
1,974	Eagle Materials, Inc.	357,393
16,929	MDU Resources Group, Inc.	324,021
2,214	Simpson Manufacturing Company, Inc.	369,672
10,599	Summit Materials, Inc., Class A(a)	367,679
		1,418,765
	CONSUMER SERVICES - 1.4%
568	Graham Holdings Company, Class B	356,221
2,824	Grand Canyon Education, Inc.(a)	386,097
23,546	Laureate Education, Inc., Class A	309,159
8,508	Matthews International Corporation, Class A	290,548
4,394	Medifast, Inc.	291,674
5,766	Service Corp International	353,283
11,276	Upbound Group, Inc.	328,132
		2,315,114

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	CONTAINERS & PACKAGING - 0.8%
2,636	AptarGroup, Inc.	$334,482
7,672	Silgan Holdings, Inc.	320,076
13,341	TriMas Corporation	341,930
2,048	UFP Technologies, Inc.(a)	340,910
		1,337,398
	ELECTRIC UTILITIES - 1.4%
6,269	ALLETE, Inc.	347,804
6,565	Black Hills Corporation	338,688
3,529	IDACORP, Inc.	340,549
4,842	MGE Energy, Inc.	357,098
9,919	OGE Energy Corporation	347,661
4,744	Ormat Technologies, Inc.	319,366
7,448	PNM Resources, Inc.	309,613
		2,360,779
	ELECTRICAL EQUIPMENT - 2.0%
5,815	AAON, Inc.	364,019
3,188	Advanced Energy Industries, Inc.	303,019
5,414	Alarm.com Holdings, Inc.(a)	294,955
2,218	Atkore International Group, Inc.(a)	288,118
2,288	Badger Meter, Inc.	337,183
3,423	Belden, Inc.	227,424
7,751	Cognex Corporation	292,213
5,423	Itron, Inc.(a)	365,402
2,816	OSI Systems, Inc.(a)	347,185
13,615	SMART Global Holdings, Inc.(a)	226,826
1,907	Watts Water Technologies, Inc., Class A	367,116
		3,413,460
	ENGINEERING & CONSTRUCTION - 2.2%
1,943	Comfort Systems USA, Inc.	376,126
1,574	EMCOR Group, Inc.	334,506
3,863	Exponent, Inc.	297,296
2,649	Installed Building Products, Inc.	398,702
5,612	KBR, Inc.	289,972
4,607	MasTec, Inc.(a)	279,368

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	ENGINEERING & CONSTRUCTION - 2.2% (Continued)
2,448	MYR Group, Inc.(a)	$304,580
3,438	NV5 Global, Inc.(a)	334,449
10,129	Primoris Services Corporation	307,516
2,185	Tetra Tech, Inc.	345,558
1,313	TopBuild Corporation(a)	388,360
		3,656,433
	FOOD - 2.1%
6,804	Cal-Maine Foods, Inc.	326,048
6,356	Darling Ingredients, Inc.(a)	278,838
14,882	Flowers Foods, Inc.	309,694
12,835	Fresh Del Monte Produce, Inc.	292,638
31,576	Hain Celestial Group, Inc. (The)(a)	333,758
23,640	Herbalife Ltd.(a)	304,483
3,371	Ingredion, Inc.	345,495
2,034	J & J Snack Foods Corporation	334,695
3,362	John B Sanfilippo & Son, Inc.	309,438
1,999	Lancaster Colony Corporation	331,634
3,854	Post Holdings, Inc.(a)	329,247
		3,495,968
	FORESTRY, PAPER & WOOD PRODUCTS - 0.4%
5,962	Louisiana-Pacific Corporation	363,622
5,352	Trex Company, Inc.(a)	376,085
		739,707
	GAS & WATER UTILITIES - 1.5%
4,203	American States Water Company	335,820
3,388	Chesapeake Utilities Corporation	323,893
5,011	Middlesex Water Company	320,203
6,352	National Fuel Gas Company	322,618
8,155	New Jersey Resources Corporation	344,141
4,853	ONE Gas, Inc.	279,678
5,473	Southwest Gas Holdings, Inc.	323,509
5,835	Spire, Inc.	355,993
		2,605,855

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.2%
4,711	Acadia Healthcare Company, Inc.(a)	$343,856
3,888	Addus HomeCare Corporation(a)	339,034
3,543	Amedisys, Inc.(a)	331,554
637	Chemed Corporation	361,179
3,573	Ensign Group, Inc. (The)	382,561
4,527	HealthEquity, Inc.(a)	303,400
1,369	Medpace Holdings, Inc.(a)	370,616
5,176	National HealthCare Corporation	396,326
26,860	NeoGenomics, Inc.(a)	488,045
20,354	Owens & Minor, Inc.(a)	404,638
15,368	Premier, Inc., Class A	316,427
11,762	RadNet, Inc.(a)	390,851
13,075	Select Medical Holdings Corporation	295,495
11,350	Surgery Partners, Inc.(a)	371,713
5,009	Tenet Healthcare Corporation(a)	345,671
		5,441,366
	HEALTH CARE REIT - 1.4%
16,124	CareTrust REIT, Inc.	372,142
11,125	Community Healthcare Trust, Inc.	301,488
60,859	Medical Properties Trust, Inc.(b)	295,166
6,461	National Health Investors, Inc.	350,574
9,932	Omega Healthcare Investors, Inc.	315,341
27,208	Physicians Realty Trust	317,789
23,687	Sabra Health Care REIT, Inc.	345,830
		2,298,330
	HOME & OFFICE PRODUCTS - 0.6%
9,545	HNI Corporation	372,923
36,411	Newell Brands, Inc.	277,816
7,616	Tempur Sealy International, Inc.	307,077
		957,816
	HOME CONSTRUCTION - 3.3%
4,591	Armstrong World Industries, Inc.	389,363
5,308	Fortune Brands Innovations, Inc.	363,226
8,000	Green Brick Partners, Inc.(a)	379,600

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	HOME CONSTRUCTION - 3.3% (Continued)
8,268	Griffon Corporation	$384,710
24,683	JELD-WEN Holding, Inc.(a)	394,434
7,142	KB Home	372,098
3,318	LGI Homes, Inc.(a)	391,756
3,937	M/I Homes, Inc.(a)	415,394
3,551	Masonite International Corporation(a)	315,506
2,708	Meritage Homes Corporation	382,640
4,395	Patrick Industries, Inc.	360,566
11,905	PGT Innovations, Inc.(a)	383,222
7,755	Taylor Morrison Home Corporation(a)	349,751
4,469	Toll Brothers, Inc.	383,842
12,076	Tri Pointe Homes, Inc.(a)	352,378
		5,618,486
	HOTEL REIT - 0.8%
41,145	DiamondRock Hospitality Company	342,326
33,730	RLJ Lodging Trust	360,574
3,954	Ryman Hospitality Properties, Inc.	396,784
28,051	Xenia Hotels & Resorts, Inc.	342,503
		1,442,187
	HOUSEHOLD PRODUCTS - 1.3%
7,482	Central Garden & Pet Company(a)	303,620
8,950	Edgewell Personal Care Company	311,550
10,353	Energizer Holdings, Inc.	319,286
2,826	Helen of Troy Ltd.(a)	296,815
2,474	Inter Parfums, Inc.	309,646
15,558	Nu Skin Enterprises, Inc., Class A	264,797
11,733	Quanex Building Products Corporation	361,258
		2,166,972
	INDUSTRIAL INTERMEDIATE PROD - 0.9%
1,942	Chart Industries, Inc.(a)	252,518
2,721	EnPro Industries, Inc.	349,458
4,894	Gibraltar Industries, Inc.(a)	328,828
4,484	Timken Company (The)	324,642

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	INDUSTRIAL INTERMEDIATE PROD - 0.9% (Continued)
1,384	Valmont Industries, Inc.	$303,885
		1,559,331
	INDUSTRIAL REIT - 0.6%
1,993	EastGroup Properties, Inc.	346,284
6,927	First Industrial Realty Trust, Inc.	325,915
6,690	Rexford Industrial Realty, Inc.	329,282
		1,001,481
	INDUSTRIAL SUPPORT SERVICES - 0.7%
2,129	Applied Industrial Technologies, Inc.	340,789
8,867	Textainer Group Holdings Ltd.	436,522
2,290	WESCO International, Inc.	356,897
		1,134,208
	INFRASTRUCTURE REIT - 0.2%
70,083	Uniti Group, Inc.	387,559

	INSTITUTIONAL FINANCIAL SERVICES - 0.4%
2,401	Evercore, Inc., Class A	354,267
5,482	SEI Investments Company	321,629
		675,896
	INSURANCE - 3.7%
6,603	AMERISAFE, Inc.	318,000
2,298	Assurant, Inc.	386,110
13,907	CNO Financial Group, Inc.	368,536
8,290	Employers Holdings, Inc.	317,590
56,504	Genworth Financial, Inc., Class A(a)	332,809
2,968	Hanover Insurance Group, Inc. (The)	368,922
11,280	Horace Mann Educators Corporation	377,429
7,867	Kemper Corporation	347,957
792	Kinsale Capital Group, Inc.	277,279
11,787	Mercury General Corporation	439,067
756	National Western Life Group, Inc., Class A	362,600
12,220	NMI Holdings, Inc., Class A(a)	336,050
1,705	Primerica, Inc.	357,215
17,491	ProAssurance Corporation	216,364

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	INSURANCE - 3.7% (Continued)
2,282	Reinsurance Group of America, Inc.	$372,103
2,434	RLI Corporation	330,050
4,865	Safety Insurance Group, Inc.	374,264
11,713	Trupanion, Inc.(a),(b)	301,258
		6,183,603
	INTERNET MEDIA & SERVICES - 0.2%
19,599	Cars.com, Inc.(a)	364,933

	LEISURE FACILITIES & SERVICES - 1.7%
10,891	Cheesecake Factory, Inc. (The)	341,433
18,098	Cinemark Holdings, Inc.(a)	257,897
4,787	Jack in the Box, Inc.	346,100
3,288	Marriott Vacations Worldwide Corporation	239,695
4,850	Papa John’s International, Inc.	316,414
7,175	SeaWorld Entertainment, Inc.(a)	350,857
6,069	St Joe Company (The)	312,129
3,430	Texas Roadhouse, Inc.	386,080
16,169	Wendy’s Company (The)	303,169
		2,853,774
	LEISURE PRODUCTS - 0.8%
4,204	Brunswick Corporation	331,569
3,338	Fox Factory Holding Corporation(a)	208,658
3,171	Polaris, Inc.	261,512
3,469	Thor Industries, Inc.	343,675
10,013	Vista Outdoor, Inc.(a)	282,467
		1,427,881
	MACHINERY - 4.0%
2,789	AGCO Corporation	316,635
3,823	Albany International Corporation, Class A	328,090
9,471	Columbus McKinnon Corporation	330,727
3,713	Crane Company	392,390
1,687	Curtiss-Wright Corporation	360,849
5,538	Donaldson Company, Inc.	336,932
15,626	Energy Recovery, Inc.(a)	297,832

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	MACHINERY – 4.0% (Continued)
3,144	ESCO Technologies, Inc.	$330,057
3,718	Franklin Electric Company, Inc.	330,902
4,531	Graco, Inc.	366,014
7,814	Hillenbrand, Inc.	302,714
3,149	John Bean Technologies Corporation	325,292
1,468	Kadant, Inc.	382,590
13,281	Kennametal, Inc.	309,580
1,818	Lincoln Electric Holdings, Inc.	360,073
2,810	Lindsay Corporation	335,261
2,276	Standex International Corporation	304,574
4,463	Tennant Company	382,122
5,730	Terex Corporation	283,635
3,968	Toro Company (The)	329,344
		6,705,613
	MEDICAL EQUIPMENT & DEVICES - 1.5%
4,396	Glaukos Corporation(a)	280,860
6,649	Globus Medical, Inc., Class A(a)	298,673
3,701	Haemonetics Corporation(a)	299,300
2,783	ICU Medical, Inc.(a)	244,236
8,636	Integra LifeSciences Holdings Corporation(a)	338,445
20,514	Myriad Genetics, Inc.(a)	391,612
17,806	Neogen Corporation(a)	302,168
14,825	Veracyte, Inc.(a)	379,520
		2,534,814
	METALS & MINING - 1.1%
148,833	Coeur Mining, Inc.(a)	453,940
11,832	Compass Minerals International, Inc.	287,281
1,805	Encore Wire Corporation	332,662
84,503	Hecla Mining Company	420,825
3,127	Royal Gold, Inc.	380,869
		1,875,577
	MORTGAGE FINANCE - 0.8%
32,656	Apollo Commercial Real Estate Finance, Inc.	352,032
34,354	MFA Financial, Inc.	371,023

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	MORTGAGE FINANCE - 0.8% (Continued)
26,621	PennyMac Mortgage Investment Trust	$373,759
46,380	Redwood Trust, Inc.	329,762
		1,426,576
	MULTI ASSET CLASS REIT - 0.6%
32,366	Armada Hoffler Properties, Inc.	355,378
24,222	Elme Communities	318,277
37,131	LXP Industrial Trust	326,010
		999,665
	OFFICE REIT - 1.6%
17,042	American Assets Trust, Inc.	343,226
75,079	Brandywine Realty Trust	334,852
25,823	Douglas Emmett, Inc.	315,557
41,096	Empire State Realty Trust, Inc., Class A	368,220
17,971	Equity Commonwealth	337,675
16,051	Highwoods Properties, Inc.	304,166
22,829	JBG SMITH Properties	313,214
10,415	Kilroy Realty Corporation	343,487
		2,660,397
	OIL & GAS PRODUCERS - 0.9%
9,218	Par Pacific Holdings, Inc.(a)	315,901
9,262	SilverBow Resources, Inc.(a)	294,624
8,311	SM Energy Company	311,247
51,154	Southwestern Energy Company(a)	337,105
14,719	World Fuel Services Corporation	309,688
		1,568,565
	OIL & GAS SERVICES & EQUIPMENT - 1.1%
11,793	Dril-Quip, Inc.(a)	262,040
12,770	Oceaneering International, Inc.(a)	263,828
37,115	RPC, Inc.	269,084
41,480	Select Water Solutions, Inc., Class A	309,440
51,900	TETRA Technologies, Inc.(a)	244,968
4,633	Tidewater, Inc.(a)	278,351
23,554	US Silica Holdings, Inc.(a)	265,689
		1,893,400

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	PUBLISHING & BROADCASTING - 0.2%
8,691	Scholastic Corporation	$330,171

	REAL ESTATE OWNERS & DEVELOPERS - 0.2%
3,302	McGrath RentCorporation	335,780

	RENEWABLE ENERGY - 0.6%
8,572	Ameresco, Inc., Class A(a)	256,817
3,491	EnerSys	308,884
10,976	Green Plains, Inc.(a)	273,083
53,705	SunPower Corporation(a),(b)	222,876
		1,061,660
	RESIDENTIAL REIT - 0.6%
23,515	Independence Realty Trust, Inc.	320,274
10,324	NexPoint Residential Trust, Inc.	314,366
23,671	UMH Properties, Inc.	334,235
		968,875
	RETAIL - CONSUMER STAPLES - 1.0%
1,217	Casey’s General Stores, Inc.	335,162
4,384	Ingles Markets, Inc., Class A	357,823
4,274	Ollie’s Bargain Outlet Holdings, Inc.(a)	313,156
7,718	Sprouts Farmers Market, Inc.(a)	332,491
5,244	Weis Markets, Inc.	316,475
		1,655,107
	RETAIL - DISCRETIONARY - 2.5%
1,440	Asbury Automotive Group, Inc.(a)	302,141
1,840	Avis Budget Group, Inc.(a)	336,444
2,434	Burlington Stores, Inc.(a)	412,782
1,000	Dillard’s, Inc., Class A	347,090
5,170	GMS, Inc.(a)	349,699
10,658	La-Z-Boy, Inc.	375,055
1,123	Lithia Motors, Inc.	299,830
11,951	Monro, Inc.	345,623
20,533	National Vision Holdings, Inc.(a)	378,834
8,108	Rush Enterprises, Inc., Class A	321,644

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	RETAIL - DISCRETIONARY - 2.5% (Continued)
39,429	Sally Beauty Holdings, Inc.(a)	$381,278
6,943	Sonic Automotive, Inc., Class A	355,968
		4,206,388
	RETAIL REIT - 1.9%
23,014	Acadia Realty Trust	347,972
1,816	Alexander’s, Inc.	334,071
14,888	Four Corners Property Trust, Inc.	342,275
15,463	Kite Realty Group Trust	326,579
30,275	Macerich Company (The)	347,254
9,357	NNN REIT, Inc.	380,081
26,569	Retail Opportunity Investments Corporation	341,943
9,409	Saul Centers, Inc.	347,663
14,619	Tanger Factory Outlet Centers, Inc.	364,890
		3,132,728
	SEMICONDUCTORS - 3.5%
7,255	Aehr Test Systems(a)	166,575
14,621	Amkor Technology, Inc.	411,874
4,474	Cirrus Logic, Inc.(a)	339,621
9,578	Cohu, Inc.(a)	303,910
4,196	Diodes, Inc.(a)	278,698
9,444	FormFactor, Inc.(a)	354,906
6,004	Impinj, Inc.(a)	501,874
3,242	IPG Photonics Corporation(a)	310,454
3,839	Lattice Semiconductor Corporation(a)	224,773
14,868	MaxLinear, Inc.(a)	278,478
3,815	MKS Instruments, Inc.	314,928
16,437	Photronics, Inc.(a)	347,314
4,350	Power Integrations, Inc.	332,384
12,779	Semtech Corporation(a)	209,192
2,855	Silicon Laboratories, Inc.(a)	300,831
2,097	Universal Display Corporation	354,812
11,756	Veeco Instruments, Inc.(a)	335,399
13,303	Vishay Intertechnology, Inc.	295,726

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	SEMICONDUCTORS - 3.5% (Continued)
8,684	Wolfspeed, Inc.(a)	$320,092
		5,981,841
	SOFTWARE - 4.6%
14,639	ACI Worldwide, Inc.(a)	391,447
8,739	Alteryx, Inc., Class A(a)	349,997
4,709	Blackbaud, Inc.(a)	354,305
7,156	Calix, Inc.(a)	276,150
4,908	CommVault Systems, Inc.(a)	361,131
12,153	Digi International, Inc.(a)	286,082
5,872	Donnelley Financial Solutions, Inc.(a)	346,565
3,675	Guidewire Software, Inc.(a)	367,280
1,673	Manhattan Associates, Inc.(a)	373,163
1,005	MicroStrategy, Inc., Class A(a)	500,792
13,535	Model N, Inc.(a)	310,628
7,334	Omnicell, Inc.(a)	244,662
10,202	PDF Solutions, Inc.(a)	305,958
7,598	Pegasystems, Inc.	394,944
6,264	Progress Software Corporation(b)	337,379
9,548	PROS Holdings, Inc.(a)	348,979
10,241	Q2 Holdings, Inc.(a)	363,760
2,166	Qualys, Inc.(a)	400,363
7,223	Rapid7, Inc.(a)	391,125
1,947	SPS Commerce, Inc.(a)	335,429
10,804	Varonis Systems, Inc.(a)	452,580
25,096	Veradigm, Inc.(a)	288,102
		7,780,821
	SPECIALTY FINANCE - 1.7%
6,915	Encore Capital Group, Inc.(a)	309,792
6,497	Enova International, Inc.(a)	267,676
6,982	Essent Group Ltd.	337,510
2,150	Federal Agricultural Mortgage Corporation, Class C	356,556
5,841	First American Financial Corporation	348,124
19,744	MGIC Investment Corporation	347,297
3,700	Nelnet, Inc., Class A	310,430

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	SPECIALTY FINANCE - 1.7% (Continued)
4,446	Walker & Dunlop, Inc.	$373,553
2,615	World Acceptance Corporation(a)	291,442
		2,942,380
	SPECIALTY REIT - 0.2%
3,952	Lamar Advertising Company, Class A	400,299

	STEEL - 0.6%
8,001	ATI, Inc.(a)	351,644
6,710	Commercial Metals Company	304,164
15,216	TimkenSteel Corporation(a)	309,189
		964,997
	TECHNOLOGY HARDWARE - 3.1%
2,635	Arrow Electronics, Inc.(a)	312,406
13,577	Benchmark Electronics, Inc.	338,746
13,681	Extreme Networks, Inc.(a)	220,811
2,063	F5, Inc.(a)	353,165
34,313	Harmonic, Inc.(a)	379,502
79,303	Infinera Corporation(a)	308,489
4,130	InterDigital, Inc.	412,669
22,236	Knowles Corporation(a)	352,885
7,291	Lumentum Holdings, Inc.(a)	312,055
5,894	NCR Atleos Corporation(a)	130,906
12,237	NCR Voyix Corporation(a)	191,876
11,797	NetScout Systems, Inc.(a)	236,884
8,580	PAR Technology Corporation(a)	316,001
3,574	Plexus Corporation(a)	364,155
1,199	Super Micro Computer, Inc.(a)	327,891
25,577	TTM Technologies, Inc.(a)	383,911
17,705	ViaSat, Inc.(a),(b)	362,067
		5,304,419
	TECHNOLOGY SERVICES - 2.2%
1,054	CACI International, Inc., Class A(a)	338,281
6,472	CSG Systems International, Inc.	318,358
11,758	ExlService Holdings, Inc.(a)	333,574

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	TECHNOLOGY SERVICES - 2.2% (Continued)
9,089	Genpact Ltd.	$308,662
2,734	ICF International, Inc.	382,624
2,187	Jack Henry & Associates, Inc.	347,055
1,540	MarketAxess Holdings, Inc.	369,785
4,447	MAXIMUS, Inc.	371,280
5,703	Perficient, Inc.(a)	352,902
73,747	Sabre Corporation(a)	260,327
1,756	WEX, Inc.(a)	310,074
		3,692,922
	TELECOMMUNICATIONS - 0.9%
19,676	EchoStar Corporation, Class A(a)	206,008
252,227	Globalstar, Inc.(a)	401,040
7,255	Iridium Communications, Inc.	276,416
16,095	Shenandoah Telecommunications Company	358,436
17,943	Telephone and Data Systems, Inc.	353,477
		1,595,377
	TIMBER REIT - 0.2%
11,612	Rayonier, Inc.	356,256

	TRANSPORTATION & LOGISTICS - 2.4%
15,829	Air Transport Services Group, Inc.(a)	251,839
4,293	Allegiant Travel Company	294,028
11,570	Dorian, L.P.G Ltd.	490,106
4,787	Forward Air Corporation	304,118
22,446	Heartland Express, Inc.	301,225
4,206	Hub Group, Inc., Class A(a)	317,763
6,607	Knight-Swift Transportation Holdings, Inc.	355,324
1,865	Landstar System, Inc.	321,992
3,724	Matson, Inc.	356,648
3,090	Ryder System, Inc.	331,063
826	Saia, Inc.(a)	322,462
8,489	Werner Enterprises, Inc.	339,645
		3,986,213

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	TRANSPORTATION EQUIPMENT - 0.6%
5,607	Allison Transmission Holdings, Inc.	$299,862
13,543	Trinity Industries, Inc.	338,033
15,744	Wabash National Corporation	345,109
		983,004
	WHOLESALE - CONSUMER STAPLES - 0.2%
6,445	Andersons, Inc. (The)	321,348

	WHOLESALE - DISCRETIONARY - 0.4%
5,201	ePlus, Inc.(a)	330,159
22,145	Openlane, Inc.(a)	323,760
		653,919

	TOTAL COMMON STOCKS (Cost $167,195,498)	167,230,278

	COLLATERAL FOR SECURITITES LOANED — 0.9%
	MONEY MARKET FUND - 0.9%
1,490,209	Fidelity Government Portfolio - Institutional Class, 5.02% (Cost $1,490,209)(c)(d)	1,490,209

	TOTAL INVESTMENTS - 99.8% (Cost $168,685,707)	$168,720,487
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	310,764
	NET ASSETS - 100.0%	$169,031,251

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of November 30, 2023 was $1,424,298.

(c)	Security was purchased with cash received as collateral for securities on loan at November 30, 2023. Total collateral had a value of $1,490,209 at November 30, 2023.

(d)	Rate disclosed is the seven day effective yield as of November 30, 2023.

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
November 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.7%
	ASSET MANAGEMENT — 0.3%
1,000,000	Franklin Resources, Inc.	1.6000	10/30/30	$776,875

	AUTOMOTIVE — 0.4%
1,000,000	BorgWarner, Inc.	2.6500	07/01/27	908,507

	BANKING — 1.1%
1,000,000	CIT Group, Inc.	6.1250	03/09/28	1,000,469
1,000,000	Regions Financial Corporation	1.8000	08/12/28	825,009
1,000,000	Zions Bancorp NA	3.2500	10/29/29	781,936
				2,607,414
	BIOTECH & PHARMA — 0.4%
1,000,000	Royalty Pharma plc	1.2000	09/02/25	923,232

	CHEMICALS — 2.9%
1,000,000	Albemarle Corporation	4.6500	06/01/27	962,877
1,000,000	Albemarle Corporation	5.0500	06/01/32	928,150
1,000,000	Cabot Corporation	5.0000	06/30/32	938,854
1,000,000	LYB International Finance III, LLC	1.2500	10/01/25	924,515
1,000,000	Mosaic Company (The)	4.0500	11/15/27	960,908
1,000,000	PPG Industries, Inc.	1.2000	03/15/26	912,164
1,100,000	PPG Industries, Inc.	3.7500	03/15/28	1,043,326
				6,670,794
	COMMERCIAL SUPPORT SERVICES — 5.2%
1,000,000	Cintas Corp No 2	3.4500	05/01/25	974,652
1,000,000	Cintas Corp No 2	3.7000	04/01/27	965,166
1,000,000	Cintas Corp No 2	4.0000	05/01/32	927,129
1,000,000	Republic Services, Inc.	3.2000	03/15/25	971,070
1,000,000	Republic Services, Inc.	3.3750	11/15/27	943,130
1,100,000	Republic Services, Inc.	3.9500	05/15/28	1,053,857
1,000,000	Republic Services, Inc.	2.3000	03/01/30	848,909
1,000,000	Republic Services, Inc.	1.4500	02/15/31	780,713
1,000,000	Republic Services, Inc.	1.7500	02/15/32	778,890
1,000,000	Waste Connections, Inc.	4.2500	12/01/28	963,604
1,000,000	Waste Management, Inc.	3.1250	03/01/25	973,239

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.7% (Continued)
	COMMERCIAL SUPPORT SERVICES — 5.2% (Continued)
1,000,000	Waste Management, Inc.	0.7500	11/15/25	$920,133
1,000,000	Waste Management, Inc.	3.1500	11/15/27	938,246
				12,038,738
	CONSTRUCTION MATERIALS — 1.5%
1,000,000	Carlisle Companies, Inc.	3.7500	12/01/27	939,952
1,100,000	Carlisle Companies, Inc.	2.7500	03/01/30	929,712
1,000,000	Carlisle Companies, Inc.	2.2000	03/01/32	771,467
1,000,000	Vulcan Materials Company	3.9000	04/01/27	954,910
				3,596,041
	CONTAINERS & PACKAGING — 1.9%
1,000,000	Amcor Finance USA, Inc.	3.6250	04/28/26	955,180
1,000,000	Amcor Finance USA, Inc.	4.5000	05/15/28	958,360
1,000,000	Amcor Flexibles North America, Inc.	2.6900	05/25/31	821,800
1,000,000	AptarGroup, Inc.	3.6000	03/15/32	852,202
1,000,000	Bemis Company, Inc.	2.6300	06/19/30	831,498
				4,419,040
	DIVERSIFIED INDUSTRIALS — 2.1%
1,000,000	Dover Corporation	3.1500	11/15/25	960,287
1,000,000	Illinois Tool Works, Inc.	2.6500	11/15/26	945,998
1,000,000	Parker-Hannifin Corporation	3.2500	03/01/27	946,452
1,000,000	Parker-Hannifin Corporation	4.2500	09/15/27	973,862
1,000,000	Parker-Hannifin Corporation	4.5000	09/15/29	971,526
				4,798,125
	ELECTRIC UTILITIES — 5.4%
1,000,000	AES Corporation (The)	1.3750	01/15/26	910,894
1,000,000	Avangrid, Inc.	3.1500	12/01/24	972,053
1,000,000	Avangrid, Inc.	3.8000	06/01/29	910,533
1,000,000	CenterPoint Energy, Inc.	1.4500	06/01/26	911,582
1,000,000	CenterPoint Energy, Inc.	2.9500	03/01/30	859,582
1,000,000	CenterPoint Energy, Inc.	2.6500	06/01/31	819,512
1,000,000	Emera US Finance, L.P.	3.5500	06/15/26	957,339
1,000,000	Entergy Arkansas, LLC	3.5000	04/01/26	963,042
1,000,000	Entergy Corporation	0.9000	09/15/25	919,589
1,000,000	Entergy Corporation	1.9000	06/15/28	862,297

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.7% (Continued)
	ELECTRIC UTILITIES — 5.4% (Continued)
1,000,000	Entergy Corporation	2.8000	06/15/30	$850,326
1,000,000	Entergy Corporation	2.4000	06/15/31	801,546
1,100,000	Evergy, Inc.	2.9000	09/15/29	960,275
1,000,000	WEC Energy Group, Inc.	1.3750	10/15/27	865,055
				12,563,625
	ELECTRICAL EQUIPMENT — 4.9%
1,000,000	Amphenol Corporation	2.0500	03/01/25	959,711
1,100,000	Amphenol Corporation	4.3500	06/01/29	1,065,198
1,000,000	Amphenol Corporation	2.8000	02/15/30	875,862
1,000,000	Amphenol Corporation	2.2000	09/15/31	809,538
1,000,000	Keysight Technologies, Inc.	4.5500	10/30/24	987,174
1,000,000	Keysight Technologies, Inc.	4.6000	04/06/27	970,073
1,000,000	Keysight Technologies, Inc.	3.0000	10/30/29	868,182
1,000,000	Roper Technologies, Inc.	4.2000	09/15/28	960,135
1,000,000	Roper Technologies, Inc.	1.7500	02/15/31	789,090
1,000,000	Trimble, Inc.	4.7500	12/01/24	985,867
1,100,000	Trimble, Inc.	4.9000	06/15/28	1,071,772
1,000,000	Trimble, Inc.	6.1000	03/15/33	1,014,765
				11,357,367
	ENGINEERING & CONSTRUCTION — 0.4%
1,000,000	Fluor Corporation	4.2500	09/15/28	935,300

	FOOD — 2.7%
1,000,000	Campbell Soup Company	4.1500	03/15/28	961,637
1,000,000	Conagra Brands, Inc.	4.6000	11/01/25	980,651
1,100,000	Conagra Brands, Inc.	1.3750	11/01/27	945,656
1,000,000	Conagra Brands, Inc.	4.8500	11/01/28	972,626
1,000,000	Hormel Foods Corporation	1.7000	06/03/28	880,338
1,000,000	Hormel Foods Corporation	1.8000	06/11/30	823,645
1,000,000	Ingredion, Inc.	2.9000	06/01/30	859,674
				6,424,227
	GAS & WATER UTILITIES — 1.5%
1,000,000	Atmos Energy Corporation	3.0000	06/15/27	937,911
1,000,000	Atmos Energy Corporation	2.6250	09/15/29	883,472

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.7% (Continued)
	GAS & WATER UTILITIES — 1.5% (Continued)
1,000,000	Atmos Energy Corporation	1.5000	01/15/31	$780,532
1,000,000	CenterPoint Energy Resources Corporation	1.7500	10/01/30	800,718
				3,402,633
	HEALTH CARE FACILITIES & SERVICES — 0.4%
1,000,000	Anthem, Inc.	1.5000	03/15/26	919,849

	HOME CONSTRUCTION — 2.0%
1,000,000	DR Horton, Inc.	2.5000	10/15/24	971,739
1,000,000	DR Horton, Inc.	2.6000	10/15/25	947,229
1,100,000	DR Horton, Inc.	1.3000	10/15/26	982,144
1,000,000	Fortune Brands Home & Security, Inc.	3.2500	09/15/29	890,812
1,000,000	Fortune Brands Innovations, Inc.	5.8750	06/01/33	996,073
				4,787,997
	INSTITUTIONAL FINANCIAL SERVICES — 0.4%
1,100,000	Cboe Global Markets, Inc.	3.6500	01/12/27	1,056,849

	INSURANCE — 4.0%
1,100,000	Arch Capital Finance, LLC	4.0110	12/15/26	1,055,039
1,000,000	CNO Financial Group, Inc.	5.2500	05/30/29	958,886
1,100,000	Loews Corporation	3.7500	04/01/26	1,063,927
1,000,000	Loews Corporation	3.2000	05/15/30	886,234
1,000,000	Primerica, Inc.	2.8000	11/19/31	807,456
1,000,000	Progressive Corporation (The)	3.2000	03/26/30	890,010
1,000,000	Progressive Corporation (The)	4.9500	06/15/33	983,656
1,000,000	Reinsurance Group of America, Inc.	3.9000	05/15/29	917,099
1,000,000	Reinsurance Group of America, Inc.	3.1500	06/15/30	856,855
1,000,000	Reinsurance Group of America, Inc.	6.0000	09/15/33	1,010,261
				9,429,423
	INTERNET MEDIA & SERVICES — 1.7%
1,000,000	Booking Holdings, Inc.	3.6500	03/15/25	979,422
1,000,000	Booking Holdings, Inc.	3.6000	06/01/26	966,820
1,000,000	Booking Holdings, Inc.	3.5500	03/15/28	950,431
1,000,000	Booking Holdings, Inc.	4.6250	04/13/30	976,712
				3,873,385

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.7% (Continued)
	LEISURE PRODUCTS — 0.4%
1,000,000	Brunswick Corporation	4.4000	09/15/32	$859,841

	MACHINERY — 3.3%
1,000,000	Caterpillar Financial Services Corporation	0.8000	11/13/25	922,725
1,000,000	Caterpillar Financial Services Corporation	0.9000	03/02/26	914,862
1,100,000	Caterpillar, Inc.	2.6000	09/19/29	982,891
1,000,000	Caterpillar, Inc.	1.9000	03/12/31	828,937
1,000,000	CNH Industrial Capital, LLC	1.8750	01/15/26	928,107
1,000,000	Nordson Corporation	5.8000	09/15/33	1,019,170
1,000,000	Parker-Hannifin Corporation	3.3000	11/21/24	978,483
1,100,000	Parker-Hannifin Corporation	3.2500	06/14/29	1,005,810
				7,580,985
	MEDICAL EQUIPMENT & DEVICES — 2.0%
1,000,000	DENTSPLY SIRONA, Inc.	3.2500	06/01/30	857,365
1,000,000	Stryker Corporation	3.3750	11/01/25	964,677
1,000,000	Stryker Corporation	3.5000	03/15/26	963,167
1,000,000	Stryker Corporation	3.6500	03/07/28	949,821
1,100,000	Stryker Corporation	1.9500	06/15/30	907,319
				4,642,349
	METALS & MINING — 0.7%
1,000,000	Newmont Corporation	2.2500	10/01/30	829,048
1,000,000	Newmont Corporation	2.6000	07/15/32	814,971
				1,644,019
	OIL & GAS PRODUCERS — 11.9%
1,000,000	Continental Resources, Inc.	4.3750	01/15/28	946,505
1,100,000	Devon Energy Corporation	5.8500	12/15/25	1,103,402
1,000,000	Devon Energy Corporation	4.5000	01/15/30	929,072
1,000,000	Devon Energy Corporation	7.8750	09/30/31	1,113,990
1,000,000	Diamondback Energy, Inc.	3.5000	12/01/29	903,913
1,100,000	Diamondback Energy, Inc.	3.1250	03/24/31	947,499
1,000,000	EOG Resources, Inc.	3.1500	04/01/25	972,242
1,000,000	EOG Resources, Inc.	4.1500	01/15/26	979,779
1,000,000	EQT Corporation	3.9000	10/01/27	944,755
1,000,000	EQT Corporation	5.7000	04/01/28	1,004,430

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.7% (Continued)
	OIL & GAS PRODUCERS — 11.9% (Continued)
1,000,000	EQT Corporation	8.7500	02/01/30	$1,050,030
1,000,000	EQT Corporation	3.6250	05/15/31	867,505
1,000,000	Kinder Morgan, Inc.	4.3000	06/01/25	982,573
1,000,000	Kinder Morgan, Inc.	4.3000	03/01/28	962,752
1,000,000	Kinder Morgan, Inc.	7.8000	08/01/31	1,106,426
1,000,000	Kinder Morgan, Inc.	5.2000	06/01/33	958,549
1,000,000	Newfield Exploration Company	5.3750	01/01/26	994,441
1,000,000	ONEOK Partners, L.P.	4.9000	03/15/25	988,677
1,000,000	ONEOK, Inc.	5.8500	01/15/26	1,007,704
1,000,000	ONEOK, Inc.	4.0000	07/13/27	951,077
1,000,000	Targa Resources Corporation	6.1250	03/15/33	1,016,912
1,000,000	Targa Resources Partners, L.P.	5.0000	01/15/28	971,945
1,000,000	Tennessee Gas Pipeline Company, LLC	7.0000	10/15/28	1,051,249
1,000,000	Transcontinental Gas Pipe Line Company, LLC	7.8500	02/01/26	1,042,237
1,000,000	Valero Energy Corporation	3.4000	09/15/26	949,592
1,000,000	Valero Energy Corporation	4.3500	06/01/28	961,993
1,000,000	Williams Companies, Inc.	3.9000	01/15/25	979,575
1,000,000	Williams Companies, Inc.	3.7500	06/15/27	948,301
				27,637,125
	OIL & GAS SERVICES & EQUIPMENT — 1.2%
1,000,000	Schlumberger Holdings Corporation(a)	4.0000	12/21/25	977,420
1,000,000	Schlumberger Holdings Corporation(a)	3.9000	05/17/28	949,209
1,000,000	Schlumberger Holdings Corporation(a)	4.3000	05/01/29	958,560
				2,885,189
	REAL ESTATE INVESTMENT TRUSTS — 19.6%
1,000,000	Alexandria Real Estate Equities, Inc.	3.9500	01/15/28	937,620
1,100,000	Alexandria Real Estate Equities, Inc.	2.7500	12/15/29	931,444
1,000,000	Alexandria Real Estate Equities, Inc.	4.7000	07/01/30	936,411
1,100,000	Alexandria Real Estate Equities, Inc.	4.9000	12/15/30	1,053,593
1,000,000	Alexandria Real Estate Equities, Inc.	3.3750	08/15/31	863,557
1,000,000	Alexandria Real Estate Equities, Inc.	2.0000	05/18/32	755,237
1,000,000	Boston Properties, L.P.	3.6500	02/01/26	944,184
1,000,000	Boston Properties, L.P.	4.5000	12/01/28	916,757
1,000,000	Boston Properties, L.P.	3.4000	06/21/29	852,506

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.7% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 19.6% (Continued)
1,000,000	Boston Properties, L.P.	2.9000	03/15/30	$801,219
1,000,000	Boston Properties, L.P.	3.2500	01/30/31	809,483
1,000,000	Boston Properties, L.P.	2.5500	04/01/32	738,666
1,000,000	Digital Realty Trust, L.P.	3.7000	08/15/27	942,493
1,000,000	Digital Realty Trust, L.P.	4.4500	07/15/28	953,227
1,000,000	Digital Realty Trust, L.P.	3.6000	07/01/29	903,122
1,000,000	Extra Space Storage, L.P.	3.9000	04/01/29	917,850
1,100,000	Extra Space Storage, L.P.	2.5500	06/01/31	879,810
1,000,000	Extra Space Storage, L.P.	2.3500	03/15/32	775,236
1,000,000	Invitation Homes Operating Partnership, L.P.	2.0000	08/15/31	755,974
1,000,000	Kimco Realty Corporation	2.8000	10/01/26	930,044
1,100,000	Kimco Realty Corporation	1.9000	03/01/28	942,729
1,000,000	Kimco Realty Corporation	2.7000	10/01/30	830,370
1,000,000	Kimco Realty OP, LLC	4.6000	02/01/33	916,825
1,000,000	Lexington Realty Trust	2.7000	09/15/30	798,809
1,000,000	LXP Industrial Trust	2.3750	10/01/31	762,125
1,000,000	Mid-America Apartments, L.P.	4.0000	11/15/25	973,970
1,000,000	National Health Investors, Inc.	3.0000	02/01/31	762,251
1,000,000	National Retail Properties, Inc.	2.5000	04/15/30	828,492
1,000,000	Omega Healthcare Investors, Inc.	4.7500	01/15/28	934,152
1,000,000	Omega Healthcare Investors, Inc.	3.6250	10/01/29	850,257
1,000,000	Omega Healthcare Investors, Inc.	3.2500	04/15/33	764,425
1,000,000	Prologis, L.P.	3.8750	09/15/28	943,498
1,000,000	Prologis, L.P.	2.2500	04/15/30	835,320
1,000,000	Prologis, L.P.	1.2500	10/15/30	771,597
1,000,000	Prologis, L.P.	1.6250	03/15/31	775,366
1,000,000	Public Storage	0.8750	02/15/26	911,486
1,000,000	Public Storage	3.0940	09/15/27	936,255
1,000,000	Retail Properties of America, Inc.	4.7500	09/15/30	911,042
1,000,000	Simon Property Group, L.P.	3.3000	01/15/26	956,742
1,000,000	Sun Communities Operating, L.P.	2.3000	11/01/28	851,082
1,000,000	Sun Communities Operating, L.P.	2.7000	07/15/31	792,563
1,000,000	UDR, Inc.	3.2000	01/15/30	878,366
1,000,000	Ventas Realty, L.P.	3.5000	02/01/25	969,932

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.7% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 19.6% (Continued)
1,000,000	Ventas Realty, L.P.	4.1250	01/15/26	$966,412
1,000,000	Ventas Realty, L.P.	3.2500	10/15/26	935,234
1,000,000	Ventas Realty, L.P.	4.0000	03/01/28	933,656
1,000,000	Ventas Realty, L.P.	4.4000	01/15/29	939,095
1,000,000	Ventas Realty, L.P.	3.0000	01/15/30	849,823
1,000,000	Ventas Realty, L.P.	4.7500	11/15/30	934,878
1,000,000	Ventas Realty, L.P.	2.5000	09/01/31	789,064
1,000,000	WP Carey, Inc.	4.0000	02/01/25	978,744
1,000,000	WP Carey, Inc.	2.4000	02/01/31	806,610
				45,629,603
	RETAIL - CONSUMER STAPLES — 1.3%
1,000,000	Dollar General Corporation	4.1500	11/01/25	973,883
1,100,000	Dollar General Corporation	3.8750	04/15/27	1,050,497
1,000,000	Dollar Tree, Inc.	4.2000	05/15/28	950,863
				2,975,243
	RETAIL - DISCRETIONARY — 1.5%
1,100,000	AutoZone, Inc.	3.7500	06/01/27	1,052,391
1,000,000	Genuine Parts Company	1.8750	11/01/30	774,012
1,000,000	Genuine Parts Company	2.7500	02/01/32	797,480
1,000,000	Tractor Supply Company	1.7500	11/01/30	791,935
				3,415,818
	SEMICONDUCTORS — 2.9%
1,000,000	Broadcom, Inc.	3.4590	09/15/26	954,556
1,000,000	Broadcom, Inc.	4.1100	09/15/28	956,207
1,000,000	KLA Corporation	4.6500	11/01/24	992,378
1,000,000	KLA Corporation	4.1000	03/15/29	968,988
1,000,000	KLA Corporation	4.6500	07/15/32	982,662
1,000,000	Microchip Technology, Inc.	4.2500	09/01/25	975,260
1,000,000	Skyworks Solutions, Inc.	3.0000	06/01/31	814,766
				6,644,817
	SOFTWARE — 1.5%
1,000,000	Fortinet, Inc.	1.0000	03/15/26	905,145
1,100,000	Fortinet, Inc.	2.2000	03/15/31	874,615
1,000,000	Roper Technologies, Inc.	2.0000	06/30/30	819,786

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.7% (Continued)
	SOFTWARE — 1.5% (Continued)
1,000,000	ServiceNow, Inc.	1.4000	09/01/30	$795,361
				3,394,907
	SPECIALTY FINANCE — 0.3%
1,000,000	Air Lease Corporation	2.8750	01/15/32	810,357

	STEEL — 1.6%
1,000,000	Nucor Corporation	2.0000	06/01/25	950,003
1,100,000	Nucor Corporation	2.7000	06/01/30	963,197
1,000,000	Steel Dynamics, Inc.	2.8000	12/15/24	969,646
1,000,000	Steel Dynamics, Inc.	3.4500	04/15/30	887,298
				3,770,144
	TECHNOLOGY HARDWARE — 3.0%
1,000,000	Arrow Electronics, Inc.	3.8750	01/12/28	931,912
1,000,000	Arrow Electronics, Inc.	2.9500	02/15/32	814,853
1,000,000	FLIR Systems, Inc.	2.5000	08/01/30	825,867
1,000,000	Jabil, Inc.	3.9500	01/12/28	936,365
1,000,000	Jabil, Inc.	3.6000	01/15/30	885,248
1,000,000	Jabil, Inc.	3.0000	01/15/31	838,886
1,000,000	NetApp, Inc.	2.3750	06/22/27	908,965
1,100,000	NetApp, Inc.	2.7000	06/22/30	927,071
				7,069,167
	TECHNOLOGY SERVICES — 4.8%
1,000,000	Amdocs Ltd.	2.5380	06/15/30	830,131
1,000,000	Equifax, Inc.	2.6000	12/01/24	968,226
1,000,000	Equifax, Inc.	2.6000	12/15/25	944,125
1,000,000	Equifax, Inc.	5.1000	12/15/27	990,420
1,000,000	Fidelity National Information Services, Inc.	1.1500	03/01/26	913,382
1,000,000	Fidelity National Information Services, Inc.	1.6500	03/01/28	869,413
1,000,000	Gartner, Inc.	4.5000	07/01/28	937,389
1,000,000	Gartner, Inc.	3.7500	10/01/30	873,659
1,000,000	MSCI, Inc.(a)	3.6250	11/01/31	852,061
1,000,000	Verisk Analytics, Inc.	4.0000	06/15/25	975,270
1,000,000	Verisk Analytics, Inc.	4.1250	03/15/29	944,563

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.7% (Continued)
	TECHNOLOGY SERVICES — 4.8% (Continued)
1,000,000	Verisk Analytics, Inc.	5.7500	04/01/33	$1,018,347
				11,116,986
	TRANSPORTATION & LOGISTICS — 2.1%
1,000,000	CSX Corporation	3.3500	11/01/25	964,790
1,000,000	CSX Corporation	3.8000	03/01/28	957,229
1,000,000	CSX Corporation	4.2500	03/15/29	967,879
1,000,000	JB Hunt Transport Services, Inc.	3.8750	03/01/26	970,449
1,000,000	Ryder System, Inc.	5.2500	06/01/28	995,265
				4,855,612
	WHOLESALE - DISCRETIONARY — 0.4%
1,000,000	LKQ Corporation	6.2500	06/15/33	1,000,466

	TOTAL CORPORATE BONDS (Cost $235,382,636)			227,422,049

	TOTAL INVESTMENTS - 97.7% (Cost $235,382,636)			$227,422,049
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.3%			5,238,657
	NET ASSETS - 100.0%			$232,660,706

LLC - Limited Liability Company

LP - Limited Partnership

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2023 the total market value of 144A securities is $3,737,250 or 1.6% of net assets.

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8%
	ASSET MANAGEMENT - 0.5%
7,347	LPL Financial Holdings, Inc.	$1,633,238

	BANKING - 0.6%
1,299	First Citizens BancShares, Inc., Class A	1,906,789
5,831	SVB Financial Group(a)	117
		1,906,906
	BIOTECH & PHARMA - 1.0%
11,819	Alnylam Pharmaceuticals, Inc.(a)	1,988,547
21,465	Incyte Corporation(a)	1,166,408
		3,154,955
	CHEMICALS - 0.9%
11,644	Albemarle Corporation	1,412,068
33,965	Mosaic Company (The)	1,219,004
		2,631,072
	COMMERCIAL SUPPORT SERVICES - 3.4%
10,164	Cintas Corporation	5,623,233
30,745	Republic Services, Inc.	4,975,771
		10,599,004
	CONSTRUCTION MATERIALS - 0.4%
4,831	Carlisle Companies, Inc.	1,354,661

	DATA CENTER REIT - 1.4%
30,377	Digital Realty Trust, Inc.	4,215,720

	DIVERSIFIED INDUSTRIALS - 0.6%
13,358	Dover Corporation	1,885,615

	ELECTRIC UTILITIES - 2.5%
25,357	Alliant Energy Corporation	1,282,303
41,287	Avangrid, Inc.	1,274,530
63,483	CenterPoint Energy, Inc.	1,794,664
20,935	Entergy Corporation	2,123,018
22,772	Evergy, Inc.	1,162,283
		7,636,798

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	ELECTRICAL EQUIPMENT - 2.4%
56,944	Amphenol Corporation, Class A	$5,181,334
16,549	Keysight Technologies, Inc.(a)	2,248,844
		7,430,178
	FOOD - 1.4%
46,581	Conagra Brands, Inc.	1,317,776
50,984	Hormel Foods Corporation	1,559,601
14,510	Lamb Weston Holdings, Inc.	1,451,435
		4,328,812
	GAS & WATER UTILITIES - 0.6%
14,892	Atmos Energy Corporation	1,694,859

	HEALTH CARE FACILITIES & SERVICES - 1.9%
18,142	IQVIA Holdings, Inc.(a)	3,884,202
5,430	Molina Healthcare, Inc.(a)	1,984,991
		5,869,193
	HEALTH CARE REIT - 0.6%
38,701	Ventas, Inc.	1,774,054

	INDUSTRIAL REIT - 3.5%
93,938	Prologis, Inc.	10,796,294

	INDUSTRIAL SUPPORT SERVICES - 1.4%
6,461	United Rentals, Inc.	3,075,565
3,440	Watsco, Inc.	1,314,871
		4,390,436
	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
41,261	Interactive Brokers Group, Inc., Class A	3,211,756

	INSURANCE - 3.4%
21,421	Loews Corporation	1,505,682
54,882	Progressive Corporation (The)	9,002,295
		10,507,977
	MACHINERY - 6.1%
48,789	Caterpillar, Inc.	12,232,379

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	MACHINERY - 6.1% (Continued)
5,475	Nordson Corporation	$1,288,487
12,136	Parker-Hannifin Corporation	5,257,072
		18,777,938
	MEDICAL EQUIPMENT & DEVICES - 11.3%
18,509	Exact Sciences Corporation(a)	1,184,576
7,933	IDEXX Laboratories, Inc.(a)	3,695,350
33,262	Intuitive Surgical, Inc.(a)	10,339,160
2,080	Mettler-Toledo International, Inc.(a)	2,271,214
13,477	ResMed, Inc.	2,125,727
37,858	Stryker Corporation	11,218,462
5,468	Waters Corporation(a)	1,534,375
7,200	West Pharmaceutical Services, Inc.	2,525,472
		34,894,336
	METALS & MINING - 2.8%
143,869	Freeport-McMoRan, Inc.	5,369,191
80,910	Newmont Corporation	3,251,773
		8,620,964
	MULTI ASSET CLASS REIT - 0.5%
23,265	WP Carey, Inc.	1,448,014

	OFFICE REIT - 0.6%
18,101	Alexandria Real Estate Equities, Inc.	1,980,249
1,469	NET Lease Office Properties(a)	24,018
		2,004,267
	OIL & GAS PRODUCERS - 3.6%
61,829	Devon Energy Corp.	2,780,450
16,790	Diamondback Energy, Inc.	2,592,544
212,558	Kinder Morgan, Inc.	3,734,645
20,755	Targa Resources Corporation	1,877,290
		10,984,929
	OIL & GAS SERVICES & EQUIPMENT - 2.3%
138,735	Schlumberger Ltd	7,219,769

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	RENEWABLE ENERGY - 0.9%
12,381	Enphase Energy, Inc.(a)	$1,250,729
10,310	First Solar, Inc.(a)	1,626,711
		2,877,440
	RESIDENTIAL REIT - 2.6%
18,158	Equity LifeStyle Properties, Inc.	1,291,034
37,380	Equity Residential	2,124,679
62,192	Invitation Homes, Inc.	2,074,725
12,143	Sun Communities, Inc.	1,570,576
32,537	UDR, Inc.	1,086,736
		8,147,750
	RETAIL - DISCRETIONARY - 1.4%
11,998	Builders FirstSource, Inc.(a)	1,609,052
13,416	Genuine Parts Company	1,781,377
4,520	Tractor Supply Company	917,605
		4,308,034
	RETAIL REIT - 1.3%
32,138	Simon Property Group, Inc.	4,013,715

	SELF-STORAGE REIT - 0.9%
20,425	Extra Space Storage, Inc.	2,658,722

	SEMICONDUCTORS - 6.9%
13,800	Entegris, Inc.	1,440,720
12,645	KLA Corporation	6,886,719
12,845	Lattice Semiconductor Corporation(a)	752,075
50,567	Microchip Technology, Inc.	4,219,310
4,455	Monolithic Power Systems, Inc.	2,444,548
40,706	ON Semiconductor Corporation(a)	2,903,559
14,821	Skyworks Solutions, Inc.	1,436,600
13,768	Teradyne, Inc.	1,269,823
		21,353,354
	SOFTWARE - 12.9%
8,475	ANSYS, Inc.(a)	2,486,226
75,283	Fortinet, Inc.(a)	3,956,874

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	SOFTWARE - 12.9% (Continued)
5,849	Manhattan Associates, Inc.(a)	$1,304,619
15,593	Okta, Inc.(a)	1,045,511
10,216	Roper Technologies, Inc.	5,498,762
19,608	ServiceNow, Inc.(a)	13,445,990
14,137	Synopsys, Inc.(a)	7,679,643
3,926	Tyler Technologies, Inc.(a)	1,605,106
15,223	Veeva Systems, Inc., Class A(a)	2,653,521
		39,676,252
	STEEL - 1.8%
22,847	Nucor Corporation	3,883,304
14,122	Steel Dynamics, Inc.	1,682,354
		5,565,658
	TECHNOLOGY HARDWARE - 3.8%
29,046	Arista Networks, Inc.(a)	6,381,697
10,278	Jabil, Inc.	1,185,259
19,491	NetApp, Inc.	1,781,282
4,325	Super Micro Computer, Inc.(a)	1,182,758
5,080	Zebra Technologies Corporation, Class A(a)	1,203,858
		11,734,854
	TECHNOLOGY SERVICES - 8.8%
39,312	CoStar Group, Inc.(a)	3,264,468
5,459	EPAM Systems, Inc.(a)	1,409,459
2,397	Fair Isaac Corporation(a)	2,606,977
57,046	Fidelity National Information Services, Inc.	3,345,177
7,415	FleetCor Technologies, Inc.(a)	1,783,308
7,495	Gartner, Inc.(a)	3,259,126
7,627	MSCI, Inc.	3,972,523
33,911	Paychex, Inc.	4,136,125
14,074	Verisk Analytics, Inc.	3,397,886
		27,175,049
	TRANSPORTATION & LOGISTICS - 1.9%
9,923	JB Hunt Transport Services, Inc.	1,838,434
10,129	Old Dominion Freight Line, Inc.	3,940,789
		5,779,223

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	TRANSPORTATION EQUIPMENT - 1.5%
49,383	PACCAR, Inc.	$4,534,347

	WHOLESALE - DISCRETIONARY - 0.4%
25,231	LKQ Corporation	1,123,536

	TOTAL COMMON STOCKS (Cost $305,725,575)	307,919,679

	TOTAL INVESTMENTS - 99.8% (Cost $305,725,575)	$307,919,679
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	617,449
	NET ASSETS - 100.0%	$308,537,128

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.1%
	AEROSPACE & DEFENSE - 0.6%
396,407	Rolls-Royce Holdings plc(a)	$1,345,059

	APPAREL & TEXTILE PRODUCTS - 1.5%
8,921	Cie Financiere Richemont S.A.	1,112,565
596	Hermes International	1,235,202
182,392	PRADA SpA	1,002,930
		3,350,697
	ASSET MANAGEMENT - 2.5%
42,481	3i Group plc	1,196,905
33,487	Brookfield Corporation	1,181,174
55,774	Investor A.B.	1,156,682
16,757	Julius Baer Group Ltd.	846,644
961	Partners Group Holding A.G.	1,264,892
		5,646,297
	AUTOMOTIVE - 3.4%
34,948	Cie Generale des Etablissements Michelin SCA	1,171,907
15,065	Continental A.G.	1,164,471
67,370	Denso Corporation	1,051,577
3,639	Ferrari N.V.	1,306,255
913,227	Geely Automobile Holdings Ltd.	994,970
52,037	Mahindra & Mahindra Ltd.	992,346
13,456	Toyota Industries Corporation	1,154,100
		7,835,626
	BANKING - 12.2%
2,771,537	Bank Mandiri Persero Tbk P.T.	1,042,266
46,531	Bank Polska Kasa Opieki S.A.	1,634,533
3,183,915	Bank Rakyat Indonesia Persero Tbk P.T.	1,079,657
430,614	BDO Unibank, Inc.	1,035,242
396,582	BOC Hong Kong Holdings Ltd.	1,061,160
16,698	Commonwealth Bank of Australia	1,154,683
87,008	Credit Agricole S.A.	1,138,453
45,855	Danske Bank A/S	1,186,380
1,293,330	First Financial Holding Company Ltd.	1,141,331
127,935	Grupo Financiero Banorte SAB de CV	1,190,816

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	BANKING - 12.2% (Continued)
86,284	Hang Seng Bank Ltd.	$955,538
46,785	ICICI Bank Ltd. - ADR	1,037,223
414,191	Intesa Sanpaolo SpA	1,190,777
61,972	KakaoBank Corporation	1,249,205
16,983	KBC Group N.V.	972,253
10,101	Macquarie Group Ltd.	1,128,229
57,758	National Australia Bank Ltd.	1,083,797
29,719	OTP Bank Nyrt	1,235,207
135,281	Powszechna Kasa Oszczednosci Bank Polski S.A.(a)	1,607,035
90,302	Skandinaviska Enskilda Banken A.B.	1,121,242
110,614	Standard Bank Group Ltd.	1,174,833
119,129	Svenska Handelsbanken A.B., A Shares	1,127,530
58,201	Swedbank A.B., A Shares	1,065,975
51,754	United Overseas Bank Ltd.	1,053,046
		27,666,411
	BIOTECH & PHARMA - 2.5%
10,397	Celltrion, Inc.	1,303,065
34,664	Chugai Pharmaceutical Company Ltd.	1,220,096
6,631	CSL Ltd.	1,148,891
3,027	Genmab A/S(a)	955,082
13,023	UCB S.A.	961,559
		5,588,693
	CHEMICALS - 4.1%
6,344	Air Liquide S.A.	1,200,030
14,977	Akzo Nobel N.V.	1,148,541
6,505,961	Chandra Asri Petrochemical Tbk P.T.	1,233,774
1,601	EMS-Chemie Holding A.G.	1,134,547
329	Givaudan S.A.	1,229,415
17,008	Nutrien Ltd.	909,777
9,690	Solvay S.A.	1,119,497
11,312	Symrise A.G.	1,270,568
		9,246,149
	COMMERCIAL SUPPORT SERVICES - 0.9%
17,055	Edenred	928,113

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	COMMERCIAL SUPPORT SERVICES - 0.9% (Continued)
12,935	SGS S.A.	$1,097,601
		2,025,714
	CONSTRUCTION MATERIALS - 2.0%
17,830	Cie de Saint-Gobain	1,160,658
504	CRH plc	31,721
16,701	Holcim Ltd.	1,226,430
131,130	Siam Cement PCL (The)	1,063,958
4,251	Sika A.G.	1,151,583
		4,634,350
	CONTAINERS & PACKAGING - 0.5%
117,202	Amcor plc	1,106,584

	DIVERSIFIED INDUSTRIALS - 0.5%
31,795	Alfa Laval A.B.	1,184,961

	ELECTRIC UTILITIES - 8.4%
142,938	CLP Holdings Ltd.	1,111,721
91,431	E.ON S.E.	1,187,668
259,336	EDP - Energias de Portugal S.A.	1,238,253
66,585	EDP Renovaveis S.A.	1,213,865
52,749	Endesa S.A.	1,101,425
9,402,443	Enel Americas S.A.(a)	1,096,187
175,126	Enel SpA	1,236,251
70,414	Engie S.A.	1,219,906
28,021	Fortis, Inc.	1,122,608
90,069	Fortum OYJ	1,263,103
879,799	Gulf Energy Development PCL	1,144,147
95,925	Iberdrola S.A.	1,184,446
32,992	RWE A.G.	1,413,686
54,764	SSE plc	1,266,805
143,993	Terna Rete Elettrica Nazionale SpA(b)	1,159,090
13,177	Verbund A.G.	1,254,884
		19,214,045

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	ELECTRICAL EQUIPMENT - 1.0%
49,330	Assa Abloy A.B., Class B	$1,262,127
478,318	Delta Electronics Thailand PCL	1,051,375
		2,313,502
	ENGINEERING & CONSTRUCTION - 1.0%
34,625	Ferrovial S.E.(b)	1,196,876
7,555	WSP Global, Inc.	1,045,838
		2,242,714
	ENTERTAINMENT CONTENT - 0.5%
199,072	Bollore S.E.	1,136,409

	FOOD - 2.4%
27,752	Ajinomoto Company, Inc.	1,034,466
322,971	China Mengniu Dairy Company Ltd.	1,013,051
104	Chocoladefabriken Lindt & Spruengli A.G.	1,285,139
221,723	Grupo Bimbo S.A.B. de C.V.	1,114,514
393,608	Wilmar International Ltd.	1,068,036
		5,515,206
	FORESTRY, PAPER & WOOD PRODUCTS - 1.0%
100,393	Suzano S.A.	1,091,153
31,414	UPM-Kymmene OYJ	1,096,823
		2,187,976
	GAS & WATER UTILITIES - 1.5%
1,572,147	Hong Kong & China Gas Company Ltd.	1,080,859
39,759	Naturgy Energy Group S.A.(b)	1,186,539
230,107	Snam SpA	1,157,798
		3,425,196
	HEALTH CARE FACILITIES & SERVICES - 1.4%
34,598	Fresenius S.E. & Company KGaA	1,095,403
4,349	ICON PLC, ADR(a)	1,160,922
2,322	Lonza Group A.G.	897,391
		3,153,716
	HOME CONSTRUCTION - 0.5%
2,164	Geberit A.G.	1,209,513

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	HOUSEHOLD PRODUCTS - 0.9%
8,361	Beiersdorf A.G.	$1,171,159
3,242	LG Household & Health Care Ltd.	831,851
		2,003,010
	INDUSTRIAL REIT - 0.5%
77,394	Goodman Group	1,163,339

	INDUSTRIAL SUPPORT SERVICES - 0.8%
17,368	Ashtead Group PLC	1,044,241
589,018	United Tractors Tbk P.T.	829,230
		1,873,471
	INSTITUTIONAL FINANCIAL SERVICES - 2.0%
443,557	B3 S.A. - Brasil Bolsa Balcao	1,206,136
6,190	Deutsche Boerse A.G.	1,174,268
28,739	Hong Kong Exchanges & Clearing Ltd.	1,019,921
10,648	London Stock Exchange Group plc	1,197,075
		4,597,400
	INSURANCE - 5.5%
133,339	AIA Group Ltd.	1,150,585
170,685	BB Seguridade Participacoes S.A.	1,088,874
51,647	Dai-ichi Life Holdings, Inc.	1,073,366
1,280	Fairfax Financial Holdings Ltd.	1,176,619
7,307	Intact Financial Corporation	1,132,513
395,649	Legal & General Group plc	1,145,209
24,300	Mandatum Holding Oy(a)	103,965
41,756	Power Corp of Canada	1,155,563
99,458	Prudential PLC	1,083,481
24,604	Sampo OYJ	1,075,153
1,743	Swiss Life Holding A.G.	1,115,937
58,912	Tryg A/S	1,270,451
		12,571,716
	INTERNET MEDIA & SERVICES - 1.6%
6,745	Naspers Ltd.(a),	1,242,837
36,477	Prosus N.V.	1,206,901

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	INTERNET MEDIA & SERVICES - 1.6% (Continued)
10,800	REA Group Ltd.	$1,107,830
		3,557,568
	MACHINERY - 3.5%
80,786	Atlas Copco A.B.	1,245,395
87,234	CNH Industrial N.V.	924,749
5,821	Disco Corporation	1,260,023
41,369	FANUC Corporation	1,148,023
58,304	Sandvik A.B.	1,149,193
2,403	SMC Corporation	1,206,784
148,654	WEG S.A.	1,033,222
		7,967,389
	MEDICAL EQUIPMENT & DEVICES - 3.1%
10,186	Coloplast A/S - Series B	1,201,678
6,181	EssilorLuxottica S.A.	1,178,077
53,733	Koninklijke Philips N.V.(a)	1,097,702
4,575	Sartorius Stedim Biotech	1,027,732
4,562	Sonova Holding A.G.	1,314,503
8,439	Straumann Holding A.G.	1,158,952
		6,978,644
	METALS & MINING - 4.6%
23,543	Agnico Eagle Mines Ltd.	1,264,027
28,906	Anglo American Platinum Ltd.	1,223,061
61,884	Antofagasta plc	1,100,287
38,129	BHP Group Ltd.	1,166,417
80,694	Fortescue Metals Group Ltd.	1,332,371
8,011	Franco-Nevada Corporation	897,301
25,644	Newmont Corporation	1,020,338
14,837	Rio Tinto Ltd.	1,225,780
26,498	Wheaton Precious Metals Corporation	1,295,743
		10,525,325
	OIL & GAS PRODUCERS - 6.8%
38,722	Aker BP ASA	1,109,664
16,223	Canadian Natural Resources Ltd.	1,083,359
50,965	Cenovus Energy, Inc.	904,093

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	OIL & GAS PRODUCERS - 6.8% (Continued)
264,605	ENEOS Holdings, Inc.	$1,043,084
65,839	Eni SpA	1,086,902
32,520	Equinor ASA	1,046,132
69,113	Inpex Corporation	974,355
143,055	MOL Hungarian Oil & Gas plc	1,138,770
22,249	OMV A.G.	948,028
80,703	ORLEN S.A.	1,190,848
230,047	PTT Exploration & Production PCL	985,303
210,084	Santos Ltd.	959,155
15,979	TotalEnergies S.E.	1,082,774
20,917	Tourmaline Oil Corporation	1,012,506
45,521	Woodside Energy Group Ltd.	932,376
		15,497,349
	PUBLISHING & BROADCASTING - 0.5%
117,599	Informa plc	1,102,968

	REAL ESTATE OWNERS & DEVELOPERS - 2.4%
203,838	CK Asset Holdings Ltd.	966,886
1,969,273	SM Prime Holdings, Inc.	1,145,462
41,012	Sumitomo Realty & Development Company Ltd.	1,154,714
527,455	Swire Properties Ltd.	1,025,083
44,880	Vonovia S.E.	1,246,558
		5,538,703
	RETAIL - CONSUMER STAPLES - 3.0%
53,409	Aeon Company Ltd.	1,102,780
20,390	Alimentation Couche-Tard, Inc.	1,163,116
106,720	BIM Birlesik Magazalar A/S	1,138,426
579,061	Cencosud S.A.	1,077,075
47,987	Jeronimo Martins SGPS S.A.	1,185,574
126,775	President Chain Store Corporation	1,088,466
		6,755,437
	RETAIL - DISCRETIONARY - 0.5%
71,982	SM Investments Corporation	1,061,647

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	SEMICONDUCTORS - 3.2%
38,364	Advantest Corporation	$1,211,361
1,837	ASML Holding N.V.	1,245,593
32,339	Infineon Technologies A.G.	1,251,253
5,354	NXP Semiconductors N.V.	1,092,644
71,495	Renesas Electronics Corporation(a)	1,255,580
25,017	STMicroelectronics N.V.	1,183,189
		7,239,620
	SOFTWARE - 2.1%
8,006	Check Point Software Technologies Ltd.(a)	1,168,876
514	Constellation Software, Inc.	1,207,400
29,229	Dassault Systemes S.E.	1,366,808
25,686	WiseTech Global Ltd.	1,133,680
		4,876,764
	SPECIALTY FINANCE - 0.0%(d)
1	Isracard Ltd.	2

	TECHNOLOGY HARDWARE - 1.0%
10,195	Garmin Ltd.	1,246,237
2,820	Samsung SDI Company Ltd.	1,024,066
		2,270,303
	TECHNOLOGY SERVICES - 0.5%
8,899	Wolters Kluwer N.V.	1,223,274

	TELECOMMUNICATIONS - 2.8%
73,177	Hellenic Telecommunications Organization S.A.	1,072,806
325,632	Koninklijke KPN N.V.	1,115,329
180,519	MTN Group Ltd.	985,748
607,474	Singapore Telecommunications Ltd.	1,048,950
362,985	Taiwan Mobile Company Ltd.	1,137,906
433,528	Telstra Group Ltd.	1,094,203
		6,454,942
	TRANSPORTATION & LOGISTICS - 4.4%
7,217	Aena SME S.A.	1,240,666
9,769	Canadian National Railway Company	1,133,667

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares				Fair Value
	COMMON STOCKS — 99.1% (Continued)
	TRANSPORTATION & LOGISTICS - 4.4% (Continued)
5,746	DSV A/S			$864,544
18,642	East Japan Railway Company			1,005,361
1,154,224	Eva Airways Corporation			1,150,951
3,776	Kuehne + Nagel International A.G.			1,091,905
102,561	Poste Italiane SpA			1,102,408
10,918	Ryanair Holdings plc - ADR(a)			1,290,726
131,340	Transurban Group			1,124,656
				10,004,884
	TRANSPORTATION EQUIPMENT - 0.5%
51,002	Volvo A.B.			1,203,408

	WHOLESALE - CONSUMER STAPLES - 0.5%
28,964	ITOCHU Corporation			1,121,064

	TOTAL COMMON STOCKS (Cost $212,006,080)			225,617,045

	PREFERRED STOCK — 0.4%
	CHEMICALS — 0.4%
18,315	Sociedad Quimica y Minera de Chile S.A., Class B (Cost $1,341,795)			931,574

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHT — 0.0%(d)
	CONSTRUCTION MATERIALS - 0.0%(d)
16,589	Siam Cement PCL(a)(f) (Cost $0)	12/07/2023	0.00001	—

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COLLATERAL FOR SECURITIES LOANED — 0.8%
	MONEY MARKET FUND - 0.8%
1,753,806	Fidelity Government Portfolio - Institutional Class, 5.02% (Cost $1,753,806)(c)(e)	$1,753,806

	TOTAL INVESTMENTS - 100.3% (Cost $215,101,681)	$228,302,425
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(613,085)
	NET ASSETS - 100.0%	$227,689,340

A.B.	- Aktiebolag

ADR	- American Depositary Receipt

A.G.	- Aktiengesellschaft

A/S	- Anonim Sirketi

LTD	- Limited Company

N.V.	- Naamioze Vennootschap

OYJ	- Julkinen osakeyhtiö

PLC	- Public Limited Company

P.T.	- Perseroan Terbatas

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

S.A.B. de C.V.	- Sociedad Anonima Bursátil de Capital Variable

S.E.	- Societas Europaea

SpA	- Società per azioni

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of November 30, 2023 was $1,641,592.

(c)	Security was purchased with cash received as collateral for securities on loan at November 30, 2023. Total collateral had a value of $1,753,806 at November 30, 2023.

(d)	Percentage rounds to less than 0.1%.

(e)	Rate disclosed is the seven day effective yield as of November 30, 2023.

(f)	The fair value of this investment is determined using significant unobservable inputs.

See accompanying notes to financial statements.

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 81.6%
	AEROSPACE & DEFENSE - 2.5%
5,900	HEICO Corporation	$1,009,077
1,149	TransDigm Group, Inc.	1,106,338
		2,115,415
	APPAREL & TEXTILE PRODUCTS - 1.3%
13,527	Columbia Sportswear Company	1,059,570

	ASSET MANAGEMENT - 1.2%
16,988	Charles Schwab Corporation (The)	1,041,704

	AUTOMOTIVE - 1.1%
29,902	Gentex Corporation	909,320

	BANKING - 3.6%
10,362	Cullen/Frost Bankers, Inc.	1,018,481
719	First Citizens BancShares, Inc., Class A	1,055,413
41,378	ICICI Bank Ltd. - ADR	917,350
		2,991,244
	BIOTECH & PHARMA - 1.2%
14,246	Dr Reddy’s Laboratories Ltd. - ADR	995,795

	CHEMICALS - 1.2%
7,775	Westlake Corporation	998,232

	COMMERCIAL SUPPORT SERVICES - 2.5%
1,868	Cintas Corporation	1,033,471
25,207	Rollins, Inc.	1,026,933
		2,060,404
	CONSTRUCTION MATERIALS - 2.5%
3,595	Carlisle Companies, Inc.	1,008,074
2,305	Martin Marietta Materials, Inc.	1,070,880
		2,078,954
	ELECTRICAL EQUIPMENT - 3.3%
11,356	Amphenol Corporation, Class A	1,033,282
22,331	Cognex Corporation	841,879

See accompanying notes to financial statements.

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 81.6% (Continued)
	ELECTRICAL EQUIPMENT - 3.3% (Continued)
3,736	Littelfuse, Inc.	$869,741
		2,744,902
	ENGINEERING & CONSTRUCTION - 2.3%
4,455	EMCOR Group, Inc.	946,777
6,189	Tetra Tech, Inc.	978,790
		1,925,567
	ENTERTAINMENT CONTENT - 1.3%
9,784	NetEase, Inc. - ADR	1,110,288

	FOOD - 0.9%
17,305	Darling Ingredients, Inc.(a)	759,170

	HEALTH CARE FACILITIES & SERVICES - 3.7%
1,868	Chemed Corporation	1,059,156
3,736	ICON PLC, ADR(a)	997,288
2,869	Molina Healthcare, Inc.(a)	1,048,792
		3,105,236
	HOME CONSTRUCTION - 1.1%
148	NVR, Inc.(a)	910,998

	INDUSTRIAL REIT - 1.1%
5,463	EastGroup Properties, Inc.	949,196

	INDUSTRIAL SUPPORT SERVICES - 3.7%
17,700	Fastenal Company	1,061,469
15,029	RB Global, Inc.	957,047
2,728	Watsco, Inc.	1,042,723
		3,061,239
	INSURANCE - 2.5%
13,217	Brown & Brown, Inc.	987,839
14,937	W R Berkley Corporation	1,083,679
		2,071,518

See accompanying notes to financial statements.

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 81.6% (Continued)
	LEISURE FACILITIES & SERVICES - 1.3%
9,643	Texas Roadhouse, Inc.	$1,085,416

	MACHINERY - 6.0%
12,942	Graco, Inc.	1,045,455
5,322	Lincoln Electric Holdings, Inc.	1,054,075
7,204	Middleby Corporation (The)(a)	909,361
3,743	Snap-on, Inc.	1,028,165
12,145	Toro Company (The)	1,008,035
		5,045,091
	MEDICAL EQUIPMENT & DEVICES - 2.2%
2,164	IDEXX Laboratories, Inc.(a)	1,008,034
2,446	West Pharmaceutical Services, Inc.	857,959
		1,865,993
	RESIDENTIAL REIT - 1.1%
7,049	Mid-America Apartment Communities, Inc.	877,460

	RETAIL - DISCRETIONARY - 5.6%
430	AutoZone, Inc.(a)	1,122,269
6,478	Genuine Parts Company	860,149
3,165	Lithia Motors, Inc.	845,023
5,900	Penske Automotive Group, Inc.	880,870
4,751	Tractor Supply Company	964,501
		4,672,812
	SEMICONDUCTORS - 2.5%
10,087	Skyworks Solutions, Inc.	977,733
11,081	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,078,293
		2,056,026
	SOFTWARE - 3.8%
7,035	Check Point Software Technologies Ltd.(a)	1,027,110
5,491	Nice Ltd. - ADR(a)	1,041,917
2,016	Roper Technologies, Inc.	1,085,112
		3,154,139
	TECHNOLOGY SERVICES - 8.4%
3,024	CACI International, Inc., Class A(a)	970,553

See accompanying notes to financial statements.

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 81.6% (Continued)
	TECHNOLOGY SERVICES - 8.4% (Continued)
13,795	Cognizant Technology Solutions Corporation, Class A	$970,892
12,068	CoStar Group, Inc.(a)	1,002,127
3,581	EPAM Systems, Inc.(a)	924,578
1,001	Fair Isaac Corporation(a)	1,088,687
4,321	MarketAxess Holdings, Inc.	1,037,559
8,353	Paychex, Inc.	1,018,815
		7,013,211
	TRANSPORTATION & LOGISTICS - 9.0%
8,480	Canadian National Railway Company(b)	983,256
12,364	Canadian Pacific Kansas City Ltd.	890,208
31,023	CSX Corporation	1,002,043
8,332	Expeditors International of Washington, Inc.	1,002,672
3,743	Grupo Aeroportuario del Sureste SAB de CV - ADR	881,327
5,033	JB Hunt Transport Services, Inc.	932,464
5,329	Landstar System, Inc.	920,052
2,298	Old Dominion Freight Line, Inc.	894,060
		7,506,082
	TRANSPORTATION EQUIPMENT - 1.2%
11,356	PACCAR, Inc.	1,042,708

	WHOLESALE - DISCRETIONARY - 3.5%
21,986	Copart, Inc.(a)	1,104,137
19,286	LKQ Corporation	858,806
2,735	Pool Corporation	949,920
		2,912,863

	TOTAL COMMON STOCKS (Cost $65,379,914)	68,120,553

See accompanying notes to financial statements.

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUND — 18.1%
	FIXED INCOME - 18.1%
299,437	WisdomTree Floating Rate Treasury Fund (Cost $15,085,636)	$15,067,670

	COLLATERAL FOR SECURITITES LOANED — 1.1%
	MONEY MARKET FUND - 1.1%
886,920	Fidelity Government Portfolio - Institutional Class, 5.02% (Cost $886,920)(c)(d)	886,920

	TOTAL INVESTMENTS - 100.8% (Cost $81,352,470)	$84,075,143
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%	(644,689)
	NET ASSETS - 100.0%	$83,430,454

ADR	- American Depositary Receipt

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of November 30, 2023 was $881,220.

(c)	Security was purchased with cash received as collateral for securities on loan at November 30, 2023. Total collateral had a value of $886,920 at November 30, 2023.

(d)	Rate disclosed is the seven day effective yield as of November 30, 2023.

See accompanying notes to financial statements.

INSPIRE FAITHWARD MID CAP MOMENTUM ETF
SCHEDULE OF INVESTMENTS
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.8%
	BIOTECH & PHARMA - 2.8%
5,325	United Therapeutics Corporation(a)	$1,278,000

	CHEMICALS - 5.4%
23,927	Olin Corporation	1,127,919
10,082	Westlake Corporation	1,294,428
		2,422,347
	COMMERCIAL SUPPORT SERVICES - 3.3%
6,816	FTI Consulting, Inc.(a)	1,502,654

	CONSTRUCTION MATERIALS - 3.0%
4,899	Carlisle Companies, Inc.	1,373,729

	ELECTRIC UTILITIES - 2.8%
35,784	OGE Energy Corporation	1,254,229

	ENGINEERING & CONSTRUCTION - 1.5%
11,289	MasTec, Inc.(a)	684,565

	GAS & WATER UTILITIES - 5.5%
25,276	National Fuel Gas Company	1,283,768
19,951	Southwest Gas Holdings, Inc.	1,179,304
		2,463,072
	HEALTH CARE FACILITIES & SERVICES - 5.8%
2,343	Chemed Corporation	1,328,481
19,809	Encompass Health Corporation	1,290,953
		2,619,434
	INDUSTRIAL INTERMEDIATE PROD - 2.3%
4,686	Valmont Industries, Inc.	1,028,905

	INDUSTRIAL SUPPORT SERVICES - 3.1%
3,621	Watsco, Inc.	1,384,055

See accompanying notes to financial statements.

INSPIRE FAITHWARD MID CAP MOMENTUM ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.7%
20,519	SEI Investments Company	$1,203,850

	INSURANCE - 11.9%
10,934	American Financial Group, Inc.	1,250,740
3,408	Kinsale Capital Group, Inc.	1,193,141
49,416	Old Republic International Corporation	1,448,383
9,159	Reinsurance Group of America, Inc.	1,493,466
		5,385,730
	LEISURE PRODUCTS - 1.8%
9,727	Polaris, Inc.	802,186

	MACHINERY - 3.2%
6,816	Curtiss-Wright Corporation	1,457,942

	OIL & GAS PRODUCERS - 9.4%
26,057	HF Sinclair Corporation	1,367,471
31,098	Murphy Oil Corporation	1,330,061
4,118	Murphy USA, Inc.	1,521,808
		4,219,340
	OIL & GAS SERVICES & EQUIPMENT - 2.9%
70,077	NOV, Inc.	1,318,849

	RETAIL - CONSUMER STAPLES - 6.1%
20,448	BJ’s Wholesale Club Holdings, Inc.(a)	1,320,532
5,112	Casey’s General Stores, Inc.	1,407,845
		2,728,377
	RETAIL - DISCRETIONARY - 5.4%
8,733	AutoNation, Inc.(a)	1,181,313
9,514	Builders FirstSource, Inc.(a)	1,275,922
		2,457,235
	RETAIL REIT - 2.7%
12,780	Federal Realty Investment Trust	1,221,640

See accompanying notes to financial statements.

INSPIRE FAITHWARD MID CAP MOMENTUM ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	SEMICONDUCTORS - 2.0%
15,123	Lattice Semiconductor Corporation(a)	$885,452

	SOFTWARE - 4.1%
9,940	Qualys, Inc.(a)	1,837,309

	SPECIALTY REIT - 3.0%
13,419	Lamar Advertising Company, Class A	1,359,211

	STEEL - 5.4%
4,544	Reliance Steel & Aluminum Company	1,250,781
29,820	Ternium S.A. - ADR	1,178,785
		2,429,566
	TRANSPORTATION & LOGISTICS - 2.7%
23,075	Knight-Swift Transportation Holdings, Inc.	1,240,974

	TOTAL COMMON STOCKS (Cost $43,468,182)	44,558,651

	TOTAL INVESTMENTS - 98.8% (Cost $43,468,182)	$44,558,651
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%	537,050
	NET ASSETS - 100.0%	$45,095,701

ADR	- American Depositary Receipt

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.7%
	BANKING - 6.3%
498	First Citizens BancShares, Inc., Class A	$731,009
16,120	KB Financial Group, Inc. - ADR	649,314
21,840	Mercantile Bank Corporation	751,078
23,920	OFG Bancorp	802,754
50,752	Old Second Bancorp, Inc.	715,096
26,728	Peoples Bancorp, Inc.	786,605
		4,435,856
	BIOTECH & PHARMA - 4.8%
11,440	ANI Pharmaceuticals, Inc.(a)	569,826
30,160	Collegium Pharmaceutical, Inc.(a)	773,001
6,017	Neurocrine Biosciences, Inc.(a)	701,522
3,043	United Therapeutics Corporation(a)	730,320
89,544	Voyager Therapeutics, Inc.(a)	650,089
		3,424,758
	COMMERCIAL SUPPORT SERVICES - 3.0%
9,256	Brink’s Company (The)	730,299
6,656	CRA International, Inc.	630,789
26,728	Heidrick & Struggles International, Inc.	726,467
		2,087,555
	CONSTRUCTION MATERIALS - 3.2%
2,658	Carlisle Companies, Inc.	745,330
12,688	CRH plc	796,172
20,280	Tecnoglass, Inc.	706,758
		2,248,260
	CONSUMER SERVICES - 0.8%
16,744	Matthews International Corporation, Class A	571,808

	DIVERSIFIED INDUSTRIALS – 0.9%
10,400	Pentair PLC	671,216

	E-COMMERCE DISCRETIONARY - 1.1%
47,008	Vipshop Holdings Ltd. - ADR(a)	753,538

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	ELECTRIC UTILITIES - 1.1%
16,943	Pampa Energia S.A. - ADR(a)	$795,643

	ELECTRICAL EQUIPMENT - 5.4%
4,784	Atkore International Group, Inc.(a)	621,442
4,472	Badger Meter, Inc.	659,039
45,022	LSI Industries, Inc.	590,238
12,807	nVent Electric PLC	681,973
5,928	OSI Systems, Inc.(a)	730,862
29,848	SMART Global Holdings, Inc.(a)	497,268
		3,780,822
	ENGINEERING & CONSTRUCTION - 0.9%
4,992	MYR Group, Inc.(a)	621,105

	ENTERTAINMENT CONTENT - 1.1%
7,072	NetEase, Inc. - ADR	802,531

	FOOD - 3.0%
59,072	Adecoagro S.A.	676,965
6,843	Ingredion, Inc.	701,339
7,072	Lamb Weston Holdings, Inc.	707,412
		2,085,716
	FORESTRY, PAPER & WOOD PRODUCTS - 1.0%
6,760	Boise Cascade Company	738,868

	HEALTH CARE FACILITIES & SERVICES - 3.9%
9,776	Encompass Health Corporation	637,102
30,160	Fresenius Medical Care A.G. & Company KGaA - ADR	618,582
2,808	Medpace Holdings, Inc.(a)	760,182
2,032	Molina Healthcare, Inc.(a)	742,818
		2,758,684
	HOME & OFFICE PRODUCTS - 1.1%
20,072	HNI Corporation	784,213

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	HOME CONSTRUCTION - 3.3%
16,224	Green Brick Partners, Inc.(a)	$769,829
6,035	Lennar Corporation, Class A	771,997
9,152	PulteGroup, Inc.	809,220
		2,351,046
	INSURANCE - 3.0%
4,784	Assurant, Inc.	803,808
6,344	Cincinnati Financial Corporation	652,100
16,536	Employers Holdings, Inc.	633,494
		2,089,402
	MACHINERY - 2.8%
2,496	Caterpillar, Inc.	625,797
54,392	CNH Industrial N.V.	584,170
1,768	Parker-Hannifin Corporation	765,862
		1,975,829
	MEDICAL EQUIPMENT & DEVICES - 3.1%
9,776	Exact Sciences Corporation(a)	625,664
122,408	OraSure Technologies, Inc.(a)	896,027
51,792	Tactile Systems Technology, Inc.(a)	690,387
		2,212,078
	OIL & GAS PRODUCERS - 7.4%
4,472	Diamondback Energy, Inc.	690,522
21,320	Eni SpA - ADR(b)	706,544
5,584	EOG Resources, Inc.	687,223
26,208	Marathon Oil Corporation	666,469
19,656	Par Pacific Holdings, Inc.(a)	673,611
12,620	PBF Energy, Inc., Class A	560,328
45,136	Petroleo Brasileiro S.A. - ADR	689,227
4,654	Valero Energy Corporation	583,425
		5,257,349
	REAL ESTATE SERVICES - 0.9%
27,418	RMR Group, Inc. (The), Class A	653,371

	RETAIL - DISCRETIONARY - 3.7%
24,024	Build-A-Bear Workshop, Inc.	586,906

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	RETAIL - DISCRETIONARY - 3.7% (Continued)
5,616	Builders FirstSource, Inc.(a)	$753,162
22,880	Ethan Allen Interiors, Inc.	614,099
4,264	Penske Automotive Group, Inc.	636,615
		2,590,782
	SEMICONDUCTORS - 7.1%
30,368	Amkor Technology, Inc.	855,466
1,560	KLA Corporation	849,607
14,248	Kulicke & Soffa Industries, Inc.	734,057
7,488	ON Semiconductor Corporation(a)	534,119
7,072	Skyworks Solutions, Inc.	685,489
15,957	STMicroelectronics N.V. - ADR	757,000
27,872	Vishay Intertechnology, Inc.	619,595
		5,035,333
	SOFTWARE - 6.3%
58,552	American Software, Inc., Class A	581,421
62,902	Mitek Systems, Inc.(a)	710,164
20,072	Nutanix, Inc., Class A(a)	864,903
19,223	Open Text Corporation	771,611
22,360	Perion Network Ltd.(a),(b)	631,446
1,248	ServiceNow, Inc.(a)	855,804
		4,415,349
	SPECIALTY FINANCE – 3.9%
24,024	Atlanticus Holdings Corporation(a)	741,621
14,144	Enova International, Inc.(a)	582,733
86,944	EZCORP, Inc., Class A(a)	712,941
72,732	New Residential Investment Corporation	754,958
		2,792,253
	STEEL - 2.9%
4,472	Nucor Corporation	760,106
6,344	POSCO - ADR(b)	591,261
2,600	Reliance Steel & Aluminum Company	715,676
		2,067,043
	TECHNOLOGY HARDWARE - 7.1%
45,968	A10 Networks, Inc.	574,140

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	TECHNOLOGY HARDWARE - 7.1% (Continued)
3,848	Arista Networks, Inc.(a)	$845,445
30,368	Celestica, Inc.(a)	818,721
29,466	Extreme Networks, Inc.(a)	475,581
4,472	Fabrinet(a)	724,017
6,448	Jabil, Inc.	743,583
2,940	Super Micro Computer, Inc.(a)	804,002
		4,985,489
	TECHNOLOGY SERVICES - 1.0%
9,776	Cognizant Technology Solutions Corporation, Class A	688,035

	TELECOMMUNICATIONS - 1.1%
38,272	Telephone and Data Systems, Inc.	753,958

	TRANSPORTATION & LOGISTICS - 3.6%
54,600	Ardmore Shipping Corporation	742,560
24,942	Dorian, L.P.G Ltd.	1,056,543
6,021	Expeditors International of Washington, Inc.	724,567
		2,523,670
	TRANSPORTATION EQUIPMENT - 1.1%
8,112	PACCAR, Inc.	744,844

	WHOLESALE - CONSUMER STAPLES - 1.9%
13,104	Andersons, Inc. (The)	653,365
6,010	Bunge Global S.A.	660,319
		1,313,684
	WHOLESALE - DISCRETIONARY - 0.9%
13,624	LKQ Corporation	606,677

	TOTAL COMMON STOCKS (Cost $64,713,243)	69,616,765

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COLLATERAL FOR SECURITIES LOANED — 1.6%
	MONEY MARKET FUND - 1.6%
1,147,202	Fidelity Government Portfolio - Institutional Class, 5.02% (Cost $1,147,202)(c)(d)	$1,147,202

	TOTAL INVESTMENTS - 100.3% (Cost $65,860,445)	$70,763,967
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(185,186)
	NET ASSETS - 100.0%	$70,578,781

ADR	- American Depositary Receipt

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of November 30, 2023 was $1,108,512.

(c)	Security was purchased with cash received as collateral for securities on loan at November 30, 2023. Total collateral had a value of $1,147,202 at November 30, 2023.

(d)	Rate disclosed is the seven day effective yield as of November 30, 2023.

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2023

	Inspire Global Hope	Inspire Small/Mid	Inspire Corporate
	ETF	Cap ETF	Bond ETF	Inspire 100 ETF
ASSETS
Investment securities:
At cost	$150,157,433	$168,685,707	$235,382,636	$305,725,575
At value (includes securities on loan with a market value of $0, $1,424,298, $0, $0)	$165,908,232	$168,720,487	$227,422,049	$307,919,679
Cash	355,926	1,700,736	2,941,798	531,355
Foreign currencies (Cost $111,521, $0, $0 and $0, respectively)	111,273	—	—	—
Dividends and interest receivable	180,714	215,019	2,434,714	251,557
Reclaims receivable	341,807	—	—	2,700
Receivable for fund shares sold	—	—	—	6,520,832
Prepaid expenses	—	5,008	6,317	7,894
TOTAL ASSETS	166,897,952	170,641,250	232,804,878	315,234,017

LIABILITIES
Securities lending collateral payable	5,194	1,490,209	—	—
Payable for Fund shares repurchased	—	—	15,705	—
Payable for investments purchased	—	—	—	6,508,947
Investment advisory fees payable	39,011	38,247	59,079	97,045
Custody fees payable	28,181	34,090	7,616	33,035
Payable to related parties	22,666	24,206	30,834	32,945
Audit fees payable	11,312	15,497	15,510	33
Accrued expenses and other liabilities	15,796	7,750	15,428	24,884
TOTAL LIABILITIES	122,160	1,609,999	144,172	6,696,889
NET ASSETS	$166,775,792	$169,031,251	$232,660,706	$308,537,128

Net Assets Consist Of:
Paid in capital	$160,045,803	$179,460,763	$258,786,988	$353,292,418
Accumulated earnings (deficit)	6,729,989	(10,429,512)	(26,126,282)	(44,755,290)
NET ASSETS	$166,775,792	$169,031,251	$232,660,706	$308,537,128

Net Asset Value Per Share:
Net Assets	$166,775,792	$169,031,251	$232,660,706	$308,537,128
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,000,000	5,450,000	10,100,000	9,450,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$33.36	$31.01	$23.04	$32.65

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
November 30, 2023

			Inspire Faithward
	Inspire International	Inspire Tactical	Mid Cap	Inspire Fidelis Multi
	ETF	Balanced ETF	Momentum ETF	Factor ETF
ASSETS
Investment securities:
At cost	$215,101,681	$81,352,470	$43,468,182	$65,860,445
At value (includes securities on loan with a market value of $1,641,592, $881,220, $0, $1,108,512)	$228,302,425	$84,075,143	$44,558,651	$70,763,967
Cash	171,761	219,011	514,293	856,601
Foreign currencies (Cost $265,087, $0, $0, and $0, respectively)	265,504	—	—	—
Dividends and interest receivable	197,218	102,542	65,228	163,392
Reclaims receivable	649,974	2,073	546	10,018
Receivable for investments sold	25,836	—	—	—
Prepaid expenses	4,287	1,975	3,162	591
TOTAL ASSETS	229,617,005	84,400,744	45,141,880	71,794,569

LIABILITIES
Securities lending collateral payable	1,753,806	886,920	—	1,147,202
Investment advisory fees payable	80,528	33,820	13,364	24,934
Custody fees payable	35,118	11,816	7,362	11,315
Payable to related parties	32,557	15,291	8,538	11,047
Audit fees payable	15,459	15,498	15,504	15,515
Accrued expenses and other liabilities	10,197	6,945	1,411	5,775
TOTAL LIABILITIES	1,927,665	970,290	46,179	1,215,788
NET ASSETS	$227,689,340	$83,430,454	$45,095,701	$70,578,781

Net Assets Consist Of:
Paid in capital	$232,446,933	$96,285,258	$49,835,035	$66,960,786
Accumulated earnings (deficit)	(4,757,593)	(12,854,804)	(4,739,334)	3,617,995
NET ASSETS	$227,689,340	$83,430,454	$45,095,701	$70,578,781

Net Asset Value Per Share:
Net Assets	$227,689,340	$83,430,454	$45,095,701	$70,578,781
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	8,200,000	3,525,000	1,775,000	2,600,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$27.77	$23.67	$25.41	$27.15

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF OPERATIONS
For the Year Ended November 30, 2023

	Inspire Global Hope	Inspire Small/Mid	Inspire Corporate
	ETF	Cap ETF	Bond ETF	Inspire 100 ETF
INVESTMENT INCOME
Dividends	$4,035,482	$2,491,676	$—	$4,054,440
Interest	24,402	20,793	9,295,690	16,670
Securities lending income	11,512	156,621	8,775	1,175
Less: Foreign withholding taxes	(423,048)	—	—	(3,056)
TOTAL INVESTMENT INCOME	3,648,348	2,669,090	9,304,465	4,069,229

EXPENSES
Investment advisory fees	449,225	437,472	718,512	862,759
Custodian fees	137,635	106,985	29,633	53,704
Administrative services	125,879	103,640	179,449	160,583
Printing and postage expenses	30,055	32,572	38,784	49,272
Professional fees	17,378	16,195	22,736	25,070
Audit fees	16,014	16,007	16,024	15,521
Legal fees	15,734	14,378	14,525	10,667
Trustees fees and expenses	15,196	14,865	16,454	20,628
Transfer agent fees	14,591	12,213	12,049	14,528
Insurance expense	4,015	4,015	5,701	6,500
Other Expenses	17,526	12,234	13,700	22,986
TOTAL EXPENSES	843,248	770,576	1,067,567	1,242,218
Less: Fees waived by the Adviser	—	—	—	(235,431)
NET EXPENSES	843,248	770,576	1,067,567	1,006,787

NET INVESTMENT INCOME	2,805,100	1,898,514	8,236,898	3,062,442

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	315,098	5,414,361	(209,066)	12,574,884
Investments	(3,229,957)	(9,449,742)	(6,278,368)	(20,090,765)
Foreign currency transactions	(26,103)	—	—	—
	(2,940,962)	(4,035,381)	(6,487,434)	(7,515,881)
Net change in unrealized appreciation (depreciation) on:
Investments	8,373,939	(1,610,631)	6,281,553	17,186,146
Foreign currency translations	4,792	—	—	—
	8,378,731	(1,610,631)	6,281,553	17,186,146

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	5,437,769	(5,646,012)	(205,881)	9,670,265

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,242,869	$(3,747,498)	$8,031,017	$12,732,707

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF OPERATIONS (Continued)
For the Year Ended November 30, 2023

			Inspire Faithward
	Inspire	Inspire Tactical	Mid Cap	Inspire Fidelis Multi
	International ETF	Balanced ETF	Momentum ETF	Factor ETF
INVESTMENT INCOME
Dividends	$6,888,102	$2,903,493	$857,496	$1,119,500
Interest	31,034	69,938	27,310	—
Securities lending income	29,522	680	—	5,664
Reclaims receivable	325,905	—	—	—
Less: Foreign withholding taxes	(1,246,833)	(11,258)	—	(52,920)
TOTAL INVESTMENT INCOME	6,027,730	2,962,853	884,806	1,072,244

EXPENSES
Investment advisory fees	823,771	466,650	301,267	253,716
Custodian fees	234,616	30,547	16,682	23,538
Administrative services	138,206	66,311	58,750	51,308
Printing and postage expenses	44,574	10,910	20,229	9,340
Professional fees	17,802	14,285	8,810	10,551
Transfer agent fees	16,458	10,560	11,211	10,070
Audit fees	15,957	15,958	16,250	15,985
Legal fees	14,439	13,353	15,315	29,601
Trustees fees and expenses	14,426	14,366	13,294	13,248
Insurance expense	4,000	4,000	2,099	2,099
Other Expenses	16,386	14,592	11,308	11,322
TOTAL EXPENSES	1,340,635	661,532	475,215	430,778
Less: Fees waived by the Adviser	—	—	(104,327)	—
NET EXPENSES	1,340,635	661,532	370,888	430,778

NET INVESTMENT INCOME	4,687,095	2,301,321	513,918	641,466

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	3,244,100	1,267,427	1,728,030	188,747
Investments	(7,281,953)	(2,053,921)	711,578	1,157,097
Distributions of capital gains from underlying investment companies	—	187	—	—
Foreign currency transactions	(42,844)	19	9	(31)
	(4,080,697)	(786,288)	2,439,617	1,345,813
Net change in unrealized appreciation (depreciation) on:
Investments	13,205,322	1,719,441	(312,521)	1,175,047
Foreign currency translations	10,561	(10)	(12)	(14)
	13,215,883	1,719,431	(312,533)	1,175,033

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	9,135,186	933,143	2,127,084	2,520,846

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,822,281	$3,234,464	$2,641,002	$3,162,312

See accompanying notes to financial statements.

Inspire Global Hope ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2023	November 30, 2022
FROM OPERATIONS
Net investment income	$2,805,100	$2,334,308
Net realized loss on in-kind redemptions, investments and foreign currency transactions	(2,940,962)	(6,093,691)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	8,378,731	(8,769,531)
Net increase (decrease) in net assets resulting from operations	8,242,869	(12,528,914)

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(2,630,640)	(12,383,320)
Net decrease in net assets resulting from distributions to shareholders	(2,630,640)	(12,383,320)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	25,848,597	24,493,319
Cost of shares redeemed	(1,594,985)	—
Net increase in net assets resulting from shares of beneficial interest	24,253,612	24,493,319

TOTAL INCREASE (DECREASE) IN NET ASSETS	29,865,841	(418,915)

NET ASSETS
Beginning of Year	136,909,951	137,328,866
End of Year	$166,775,792	$136,909,951

SHARE ACTIVITY
Shares Sold	800,000	700,000
Shares Redeemed	(50,000)	—
Net increase in shares of beneficial interest outstanding	750,000	700,000

See accompanying notes to financial statements.

Inspire Small/Mid Cap ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2023	November 30, 2022
FROM OPERATIONS
Net investment income	$1,898,514	$1,400,881
Net realized gain (loss) on in-kind redemptions, investments and foreign currency transactions	(4,035,381)	1,236,445
Net change in unrealized depreciation on investments and foreign currency translations	(1,610,631)	(5,788,104)
Net decrease in net assets resulting from operations	(3,747,498)	(3,150,778)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital	—	(226,508)
From distributable earnings:	(1,603,670)	(11,493,232)
Net decrease in net assets resulting from distributions to shareholders	(1,603,670)	(11,719,740)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	80,203,159	41,698,699
Cost of shares redeemed	(30,933,514)	(26,373,245)
Net increase in net assets resulting from shares of beneficial interest	49,269,645	15,325,454

TOTAL INCREASE IN NET ASSETS	43,918,477	454,936

NET ASSETS
Beginning of Year	125,112,774	124,657,838
End of Year	$169,031,251	$125,112,774

SHARE ACTIVITY
Shares Sold	2,500,000	1,350,000
Shares Redeemed	(1,000,000)	(850,000)
Net increase in shares of beneficial interest outstanding	1,500,000	500,000

See accompanying notes to financial statements.

Inspire Corporate Bond ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2023	November 30, 2022
FROM OPERATIONS
Net investment income	$8,236,898	$3,692,253
Net realized loss on in-kind redemptions and investments	(6,487,434)	(15,966,437)
Net change in unrealized appreciation (depreciation) on investments	6,281,553	(11,760,519)
Net increase (decrease) in net assets resulting from operations	8,031,017	(24,034,703)

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(8,091,080)	(4,205,140)
Net decrease in net assets resulting from distributions to shareholders	(8,091,080)	(4,205,140)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	85,503,385	81,097,092
Cost of shares redeemed	(75,795,197)	(68,069,358)
Net increase in net assets resulting from shares of beneficial interest	9,708,188	13,027,734

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,648,125	(15,212,109)

NET ASSETS
Beginning of Year	223,012,581	238,224,690
End of Year	$232,660,706	$223,012,581

SHARE ACTIVITY
Shares Sold	3,700,000	3,400,000
Shares Redeemed	(3,300,000)	(2,900,000)
Net increase in shares of beneficial interest outstanding	400,000	500,000

See accompanying notes to financial statements.

Inspire 100 ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2023	November 30, 2022
FROM OPERATIONS
Net investment income	$3,062,442	$2,977,673
Net realized loss on in-kind redemptions and investments	(7,515,881)	(19,522,688)
Net change in unrealized appreciation (depreciation) on investments	17,186,146	(32,276,314)
Net increase (decrease) in net assets resulting from operations	12,732,707	(48,821,329)

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(2,666,835)	(47,948,095)
Net decrease in net assets resulting from distributions to shareholders	(2,666,835)	(47,948,095)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	90,845,213	135,785,641
Cost of shares redeemed	(69,911,978)	(57,439,730)
Net increase in net assets resulting from shares of beneficial interest	20,933,235	78,345,911

TOTAL INCREASE (DECREASE) IN NET ASSETS	30,999,107	(18,423,513)

NET ASSETS
Beginning of Year	277,538,021	295,961,534
End of Year	$308,537,128	$277,538,021

SHARE ACTIVITY
Shares Sold	2,900,000	3,850,000
Shares Redeemed	(2,200,000)	(1,800,000)
Net increase in shares of beneficial interest outstanding	700,000	2,050,000

See accompanying notes to financial statements.

Inspire International ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2023	November 30, 2022
FROM OPERATIONS
Net investment income	$4,687,095	$2,717,173
Net realized loss on in-kind redemptions, investments and foreign currency transactions	(4,080,697)	(10,435,271)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	13,215,883	(3,241,447)
Net increase (decrease) in net assets resulting from operations	13,822,281	(10,959,545)

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(4,410,875)	(15,197,630)
Net decrease in net assets resulting from distributions to shareholders	(4,410,875)	(15,197,630)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	95,494,607	61,152,967
Cost of shares redeemed	(18,045,544)	(5,175,616)
Net increase in net assets resulting from shares of beneficial interest	77,449,063	55,977,351

TOTAL INCREASE IN NET ASSETS	86,860,469	29,820,176

NET ASSETS
Beginning of Year	140,828,871	111,008,695
End of Year	$227,689,340	$140,828,871

SHARE ACTIVITY
Shares Sold	3,500,000	2,200,000
Shares Redeemed	(650,000)	(150,000)
Net increase in shares of beneficial interest outstanding	2,850,000	2,050,000

See accompanying notes to financial statements.

Inspire Tactical Balanced ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2023	November 30, 2022
FROM OPERATIONS
Net investment income	$2,301,321	$929,342
Net realized loss on in-kind redemptions, investments and foreign currency transactions	(786,475)	(13,821,072)
Distributions of capital gains from underlying investment companies	187	—
Net change in unrealized appreciation (depreciation) on investments	1,719,431	(5,117,127)
Net increase (decrease) in net assets resulting from operations	3,234,464	(18,008,857)

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(2,555,168)	(10,101,833)
Net decrease in net assets resulting from distributions to shareholders	(2,555,168)	(10,101,833)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	3,449,743	32,995,731
Cost of shares redeemed	(26,432,473)	(8,975,358)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(22,982,730)	24,020,373

TOTAL DECREASE IN NET ASSETS	(22,303,434)	(4,090,317)

NET ASSETS
Beginning of Year	105,733,888	109,824,205
End of Year	$83,430,454	$105,733,888

SHARE ACTIVITY
Shares Sold	150,000	1,250,000
Shares Redeemed	(1,150,000)	(375,000)
Net increase (decrease) in shares of beneficial interest outstanding	(1,000,000)	875,000

See accompanying notes to financial statements.

Inspire Faithward Mid Cap Momentum ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2023	November 30, 2022
FROM OPERATIONS
Net investment income	$513,918	$315,535
Net realized gain (loss) on in-kind redemptions, investments and foreign currency transactions	2,439,617	(5,421,262)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(312,533)	1,738,256
Net increase (decrease) in net assets resulting from operations	2,641,002	(3,367,471)

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(445,820)	(1,890,822)
Net decrease in net assets resulting from distributions to shareholders	(445,820)	(1,890,822)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	20,970,873	25,847,038
Cost of shares redeemed	(18,352,614)	(24,250,314)
Net increase in net assets resulting from shares of beneficial interest	2,618,259	1,596,724

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,813,441	(3,661,569)

NET ASSETS
Beginning of Year	40,282,260	43,943,829
End of Year	$45,095,701	$40,282,260

SHARE ACTIVITY
Shares Sold	875,000	1,100,000
Shares Redeemed	(775,000)	(925,000)
Net increase in shares of beneficial interest outstanding	100,000	175,000

See accompanying notes to financial statements.

Inspire Fidelis Multi Factor ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	November 30, 2023	November 30, 2022 (a)
FROM OPERATIONS
Net investment income	$641,466	$52,438
Net realized gain (loss) on in-kind redemptions, investments and foreign currency transactions	1,345,813	(2,607,288)
Net change in unrealized appreciation on investments and foreign currency translations	1,175,033	3,727,994
Net increase in net assets resulting from operations	3,162,312	1,173,144

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(464,685)	(33,425)
Net decrease in net assets resulting from distributions to shareholders	(464,685)	(33,425)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	23,509,996	46,977,623
Cost of shares redeemed	(2,544,140)	(1,202,044)
Net increase in net assets resulting from shares of beneficial interest	20,965,856	45,775,579

TOTAL INCREASE IN NET ASSETS	23,663,483	46,915,298

NET ASSETS
Beginning of Period	46,915,298	—
End of Period	$70,578,781	$46,915,298

SHARE ACTIVITY
Shares Sold	900,000	1,850,000
Shares Redeemed	(100,000)	(50,000)
Net increase in shares of beneficial interest outstanding	800,000	1,800,000

(a)	The Inspire Fidelis Multi Factor ETF commenced operations on August 23, 2022.

See accompanying notes to financial statements.

Inspire Global Hope ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	November 30, 2023	November 30, 2022		November 30, 2021	November 30, 2020	November 30, 2019
Net asset value, beginning of year	$32.21	$38.68		$32.12	$29.21	$26.20
Activity from investment operations:
Net investment income (1)	0.61	0.57		0.78	0.50	0.67
Net realized and unrealized gain (loss) on investments	1.11	(3.62)		6.46	2.96	3.08
Total from investment operations	1.72	(3.05)		7.24	3.46	3.75
Less distributions from:
Net investment income	(0.57)	(0.52)		(0.68)	(0.52)	(0.58)
Net realized gains	—	(2.90)		—	(0.03)	(0.16)
Total distributions	(0.57)	(3.42)		(0.68)	(0.55)	(0.74)
Net asset value, end of year	$33.36	$32.21		$38.68	$32.12	$29.21
Total return (3)	5.43%	(8.59)%		22.63%	12.35%	14.60%
Net assets, at end of year (000s)	$166,776	$136,910		$137,329	$120,453	$160,673

Ratio of gross expenses to average net assets	0.56%	0.61	% (5)	0.49%	0.61%	0.52	% (5)
Ratio of net expenses to average net assets	0.56%	0.61	% (4)	0.49%	0.61%	0.54	% (4)
Ratio of net investment income to average net assets	1.87%	1.74%		2.08%	1.82%	2.42%
Portfolio Turnover Rate (2)	41%	51%		94%	36%	22%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the year. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from prior years.

(5)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior years.

See accompanying notes to financial statements.

Inspire Small/Mid Cap ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	November 30, 2023	November 30, 2022	November 30, 2021		November 30, 2020		November 30, 2019
Net asset value, beginning of year	$31.67	$36.13	$27.74		$27.56		$26.73
Activity from investment operations:
Net investment income (1)	0.40	0.38	0.38		0.37		0.32
Net realized and unrealized gain (loss) on investments	(0.72)	(1.46)	8.32		0.13	(4)	1.29
Total from investment operations	(0.32)	(1.08)	8.70		0.50		1.61
Less distributions from:
Net investment income	(0.34)	(0.32)	(0.31)		(0.31)		(0.22)
Net realized gains	—	(3.00)	—		(0.01)		(0.56)
Return of capital	—	(0.06)	—		—		—
Total distributions	(0.34)	(3.38)	(0.31)		(0.32)		(0.78)
Net asset value, end of year	$31.01	$31.67	$36.13		$27.74		$27.56
Total return (3)	(0.98)%	(3.34)%	31.44%		2.12%		6.42%
Net assets, at end of year (000s)	$169,031	$125,113	$124,658		$85,988		$99,226

Ratio of gross expenses to average net assets	0.53%	0.54%	0.48	% (6)	0.57	% (6)	0.64%
Ratio of net expenses to average net assets	0.53%	0.54%	0.52	% (5)	0.60	% (5)	0.60%
Ratio of net investment income to average net assets	1.30%	1.21%	1.08%		1.53%		1.24%
Portfolio Turnover Rate (2)	44%	43%	168%		92%		42%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the year. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	The amount of net realized and unrealized gain (loss) on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

(5)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from prior years.

(6)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior years.

See accompanying notes to financial statements.

Inspire Corporate Bond ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	November 30, 2023	November 30, 2022	November 30, 2021	November 30, 2020	November 30, 2019
Net asset value, beginning of year	$22.99	$25.89	$26.48	$25.69	$24.18
Activity from investment operations:
Net investment income (1)	0.79	0.37	0.27	0.45	0.64
Net realized and unrealized gain (loss) on investments	0.03 (6)	(2.85)	(0.57)	0.86	1.49
Total from investment operations	0.82	(2.48)	(0.30)	1.31	2.13
Less distributions from:
Net investment income	(0.77)	(0.35)	(0.29)	(0.44)	(0.62)
Net realized gains	—	(0.07)	—	(0.08)	—
Total distributions	(0.77)	(0.42)	(0.29)	(0.52)	(0.62)
Net asset value, end of year	$23.04	$22.99	$25.89	$26.48	$25.69
Total return (3)	3.62%	(9.64)%	(1.15)%	5.16%	8.91%
Net assets, at end of year (000s)	$232,661	$223,013	$238,225	$166,829	$138,723

Ratio of gross expenses to average net assets	0.44%	0.45%	0.44%	0.49%	0.50	% (5)
Ratio of net expenses to average net assets	0.44%	0.45%	0.44%	0.49%	0.58	% (4)
Ratio of net investment income to average net assets	3.43%	1.56%	1.04%	1.75%	2.52%
Portfolio Turnover Rate (2)	45%	47%	126%	35%	18%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the year. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from prior years.

(5)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior years.

(6)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

See accompanying notes to financial statements.

Inspire 100 ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	November 30, 2023	November 30, 2022	November 30, 2021	November 30, 2020	November 30, 2019
Net asset value, beginning of year	$31.72	$44.17	$35.98	$29.52	$26.06
Activity from investment operations:
Net investment income (1)	0.34	0.35	0.43	0.41	0.43
Net realized and unrealized gain (loss) on investments	0.89	(5.81)	8.39	6.43	3.35
Total from investment operations	1.23	(5.46)	8.82	6.84	3.78
Less distributions from:
Net investment income	(0.30)	(0.33)	(0.43)	(0.38)	(0.31)
Net realized gains	—	(6.66)	(0.20)	—	(0.01)
Total distributions	(0.30)	(6.99)	(0.63)	(0.38)	(0.32)
Net asset value, end of year	$32.65	$31.72	$44.17	$35.98	$29.52
Total return (3)	3.91%	(14.69)%	24.79%	23.50%	14.64%
Net assets, at end of year (000s)	$308,537	$277,538	$295,962	$149,320	$92,986

Ratio of gross expenses to average net assets (4)	0.43%	0.45%	0.42%	0.48%	0.57%
Ratio of net expenses to average net assets	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	1.06%	1.05%	1.04%	1.31%	1.59%
Portfolio Turnover Rate (2)	33%	28%	100%	60%	23%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

See accompanying notes to financial statements.

Inspire International ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	November 30, 2023	November 30, 2022	November 30, 2021	November 30, 2020	November 30, 2019 (1)
Net asset value, beginning of period	$26.32	$33.64	$29.40	$26.51	$25.00
Activity from investment operations:
Net investment income (loss) (2)	0.70	0.61	0.81	0.36	(0.05)
Net realized and unrealized gain (loss) on investments	1.38	(3.36)	4.22	2.81	1.56
Total from investment operations	2.08	(2.75)	5.03	3.17	1.51
Less distributions from:
Net investment income	(0.63)	(0.60)	(0.79)	(0.28)	—
Net realized gains	—	(3.97)	—	—	—
Total distributions	(0.63)	(4.57)	(0.79)	(0.28)	—
Net asset value, end of period	$27.77	$26.32	$33.64	$29.40	$26.51
Total return (4)	8.01%	(9.32)%	17.11%	12.29%	6.04	% (6)
Net assets, at end of period (000s)	$227,689	$140,829	$111,009	$77,902	$11,930

Ratio of net expenses to average net assets (5)	0.73%	0.80%	0.69%	0.94%	2.44%
Ratio of net investment income (loss) to average net assets (5)	2.55%	2.29%	2.38%	1.44%	(1.16)%
Portfolio Turnover Rate (3)	37%	61%	106%	27%	0	% (6)

(1)	The Inspire International ETF commenced operations on September 30, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

Inspire Tactical Balanced ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	Year Ended	Year Ended	Year Ended	Period Ended
	November 30, 2023	November 30, 2022	November 30, 2021	November 30, 2020 (1)
Net asset value, beginning of period	$23.37	$30.09	$26.26	$25.00
Activity from investment operations:
Net investment income (2)	0.57	0.21	0.20	0.08
Net realized and unrealized gain (loss) on investments	0.34	(4.22)	4.93	1.21
Total from investment operations	0.91	(4.01)	5.13	1.29
Less distributions from:
Net investment income	(0.61)	(0.11)	(0.25)	(0.03)
Net realized gains	—	(2.60)	(1.05)	—
Total distributions	(0.61)	(2.71)	(1.30)	(0.03)
Net asset value, end of period	$23.67	$23.37	$30.09	$26.26
Total return (4)	4.03%	(14.63)%	20.49%	5.18	% (6)
Net assets, at end of period (000s)	$83,430	$105,734	$109,824	$71,552

Ratio of net expenses to average net assets (5)	0.71%	0.69%	0.69%	0.80%
Ratio of net investment income to average net assets (5)	2.46%	0.84%	0.70%	0.81%
Portfolio Turnover Rate (3)	314%	469%	114%	282	% (6)

(1)	The Inspire Tactical Balanced ETF commenced operations on July 15, 2020.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

Inspire Faithward Mid Cap Momentum ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	Year Ended	Year Ended	Period Ended
	November 30, 2023	November 30, 2022	November 30, 2021 (1)
Net asset value, beginning of period	$24.05	$29.30	$25.00
Activity from investment operations:
Net investment income (2)	0.27	0.28	0.08
Net realized and unrealized gain (loss) on investments	1.33	(4.21)	4.26
Total from investment operations	1.60	(3.93)	4.34
Less distributions from:
Net investment income	(0.24)	(0.24)	(0.04)
Net realized gains	—	(1.08)	—
Total distributions	(0.24)	(1.32)	(0.04)
Net asset value, end of period	$25.41	$24.05	$29.30
Total return (4)	6.72%	(13.89)%	17.35	% (6)
Net assets, at end of period (000s)	$45,096	$40,282	$43,944

Ratio of gross expenses to average net assets (5)	1.03%	1.28%	1.02%
Ratio of net expenses to average net assets (5)	0.80%	0.95%	1.02%
Ratio of net investment income to average net assets (5)	1.11%	1.18%	0.27%
Portfolio Turnover Rate (3)	11%	95%	270	% (6)

(1)	The Inspire Faithward Mid Cap Momentum ETF commenced operations on December 7, 2020.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

Inspire Fidelis Multi Factor ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year or Period Presented

	Year Ended	Period Ended
	November 30, 2023	November 30, 2022 (1)
Net asset value, beginning of period	$26.06	$25.00
Activity from investment operations:
Net investment income (2)	0.30	0.03
Net realized and unrealized gain on investments	1.01	1.05
Total from investment operations	1.31	1.08
Less distributions from:
Net investment income	(0.22)	(0.02)
Total distributions	(0.22)	(0.02)
Net asset value, end of period	$27.15	$26.06
Total return (4)	5.09%	4.33	% (6)
Net assets, at end of period (000s)	$70,579	$46,915

Ratio of net expenses to average net assets (5)	0.76%	1.09%
Ratio of net investment income to average net assets (5)	1.13%	0.48%
Portfolio Turnover Rate (3)	235%	61	% (6)

(1)	The Inspire Fidelis Multi Factor ETF commenced operations on August 23, 2022.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS
November 30, 2023

1.	ORGANIZATION

The Inspire Global Hope ETF (“BLES”), Inspire Small/Mid Cap ETF (“ISMD”), Inspire Corporate Bond ETF (“IBD”), Inspire 100 ETF (“BIBL”), Inspire International ETF (“WWJD”), Inspire Tactical Balanced ETF (“RISN”), Inspire Faithward Mid Cap Momentum ETF (“GLRY”), and Inspire Fidelis Multi Factor ETF (“FDLS”) (each a “Fund” and collectively the “Funds”) are each a diversified series of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. BLES’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Global Hope Large Cap Equal Weight Index. ISMD’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Small/Mid Cap Impact Equal Weight Index. IBD’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Corporate Bond Impact Equal Weight Index. BIBL’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire 100 Index. WWJD’s investment objective seeks to replicate the investment results that generally correspond, before fees and expenses, to the performance of the Inspire Global Hope ex-US Index. RISN’s investment objective seeks to provide capital appreciation with lower volatility than the US large cap stock market over the long term. GLRY’s investment objective seeks to outperform the results (before fees and expenses) of the broader U.S. midcap stock market when momentum is in favor. FDLS’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the WI Fidelis Multi-Cap, Multi-Factor Index. The investment objectives are non-fundamental. BLES and ISMD commenced operations on February 27, 2017. IBD commenced operations on July 10, 2017. BIBL commenced operations on October 30, 2017. WWJD commenced operations on September 30, 2019. RISN commenced operations on July 15, 2020. GLRY commenced operations on December 7, 2020. FDLS commenced operations on August 23, 2022.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2023

and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value (“NAV”).

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of

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NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2023

purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Securities Lending Risk – Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

Fixed Income Risk – When a Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by each Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Securities Risk – Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. The lack of readily available public information may lead to inaccurate Inspire Impact Scores. Not all countries and jurisdictions monitor or regulate Inspire Impact Score factors so that there may be no relevant information available for certain factors. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

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NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2023

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2023 for the Funds’ assets measured at value:

BLES
Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$165,562,554	$—	$—		$165,562,554
Collateral For Securities Loaned	5,194	—	—		5,194
Preferred Stock	340,484	—	—		340,484
Rights	—	—	—	^	—
Total	$165,908,232	$—	$—		$165,908,232

ISMD
Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$167,230,278	$—	$—		$167,230,278
Collateral For Securities Loaned	1,490,209	—	—		1,490,209
Total	$168,720,487	$—	$—		$168,720,487

IBD
Assets *	Level 1	Level 2	Level 3		Total
Corporate Bonds	$—	$227,422,049	$—		$227,422,049
Total	$—	$227,422,049	$—		$227,422,049

BIBL
Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$307,919,679	$—	$—		$307,919,679
Total	$307,919,679	$—	$—		$307,919,679

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NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2023

WWJD
Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$225,617,045	$—	$—		$225,617,045
Collateral For Securities Loaned	1,753,806	—	—		1,753,806
Preferred Stock	931,574	—	—		931,574
Right	—	—	—	^	—
Total	$228,302,425	$—	$—		$228,302,425

RISN
Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$68,120,553	$—	$—		$68,120,553
Collateral For Securities Loaned	886,920	—	—		886,920
Exchange Traded Fund	15,067,670	—	—		15,067,670
Total	$84,075,143	$—	$—		$84,075,143

GLRY
Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$44,558,651	$—	$—		$44,558,651
Total	$44,558,651	$—	$—		$44,558,651

FDLS
Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$69,616,765	$—	$—		$69,616,765
Collateral For Securities Loaned	1,147,202	—	—		1,147,202
Total	$70,763,967	$—	$—		$70,763,967

*	See Schedule of Investments for industry classification.

^	Includes securities valued at $0.

BLES and WWJD held Level 3 securities at the end of the year. The securities classified as Level 3 are deemed immaterial.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for BLES, ISMD, BIBL, WWJD, RISN, GLRY and FDLS and monthly for IBD. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature,

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NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2023

such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims, as well as payment history and market convention. The Funds may be subject to foreign taxation related to capital gains on the sale of securities in the foreign jurisdictions in which they invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if securities were disposed of on the valuation date.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years November 30, 2020 - November 30, 2022 or expected to be taken in the Funds’ November 30, 2023, year-end tax returns. Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds (“ETFs”) – The Funds may invest in ETFs. ETFs are generally a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

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NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2023

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended November 30, 2023, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

Ticker	Purchases	Sales
BLES	$63,907,324	$61,420,830
ISMD	$64,156,920	$64,313,980
IBD	$106,694,502	$107,470,284
BIBL	$96,854,604	$96,439,319
WWJD	$75,652,304	$66,612,243
RISN	$284,153,936	$283,989,741
GLRY	$5,463,961	$5,226,359
FDLS	$132,970,576	$132,664,266

For the year ended November 30, 2023, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

Ticker	Purchases	Sales
BLES	$24,181,238	$1,487,638
ISMD	$79,899,035	$30,796,210
IBD	$81,346,064	$74,055,647
BIBL	$90,693,873	$69,779,326
WWJD	$83,818,255	$15,675,585
RISN	$2,863,706	$25,612,031
GLRY	$20,630,933	$18,060,959
FDLS	$23,356,256	$2,526,091

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NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2023

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board. Inspire Investing, LLC (the “Adviser”) serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Adviser has engaged SevenOneSeven Capital Management, LTD as the sub-adviser (the “Sub-Adviser”) to manage the assets of GLRY. The Sub-Advisor is paid by the Advisor, not GLRY. The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Foreside Financial Services, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Funds.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate indicated below of each Fund’s average daily net assets. For the year ended November 30, 2023, each Fund incurred the following in advisory fees:

Ticker	ANNUAL RATE	TOTAL ADVISORY FEE
BLES	0.30%	$449,225
ISMD	0.30%	$437,472
IBD	0.30%	$718,512
BIBL	0.30%	$862,759
WWJD	0.45%	$823,771
RISN	0.50%	$466,650
GLRY	0.65%	$301,267
FDLS	0.45%	$253,716

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed for BIBL and GLRY, at least until March 31, 2024, to waive a portion of its advisory fee and has agreed to reimburse the BIBL and GLRY for other expenses to the extent necessary so that total expenses incurred (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 0.35% and 0.80% of average daily net assets for BIBL and GLRY, respectively. BLES, ISMD, IBD, WWJD, RISN and FDLS currently do not have a Waiver Agreement in place. The waiver agreement for BLES expired on March 31, 2023.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and BIBL’s and GLRY’s operating expenses are subsequently lower than its expense limitation, or limitation in place at time of waiver, the Adviser, on a rolling three-year period, shall be entitled to reimbursement by the

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NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2023

Fund provided that such reimbursement does not cause that Fund’s operating expense to exceed the expense limitation. If a Fund’s operating expenses subsequently exceed the expense limitation, the reimbursements for the Fund shall be suspended. For the year ended November 30, 2023, the Adviser waived fees and/or reimbursed expenses in the amount of $235,431 and $104,327 for BIBL and GLRY, respectively, pursuant to the Waiver Agreement.

The following amounts previously waived by the Adviser are subject to recapture by the Funds by the following dates:

	11/30/2024	11/30/2025	11/30/2026
BLES	$—	$3,420	$—
BIBL	$168,196	$279,811	$235,431
GLRY	$—	$88,117	$104,327

The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement).

The Board may terminate this expense reimbursement arrangement at any time on 60 days’ notice to the Adviser.

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

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NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2023

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at the NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares for BLES, ISMD, BIBL, and WWJD, 100,000 shares for IBD, and 25,000 for RISN, GLRY and FDLS. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). For the year ended November 30, 2023, the fixed and variable fees were as follows:

	FIXED FEES	VARIABLE FEES
BLES	$4,000	$—
ISMD	$9,750	$—
IBD	$7,000	$—
BIBL	$14,750	$—
WWJD	$18,500	$—
RISN	$7,500	$—
GLRY	$4,250	$—
FDLS	$7,500	$—

The Transaction Fees for the Funds are listed in the table below:

Ticker	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
BLES	$500	0.00%
ISMD	$250	0.00%
IBD	$250	0.00%
BIBL	$250	0.00%
WWJD	$500	0.00%
RISN	$250	0.00%
GLRY	$250	2.00%
FDLS	$250	0.00%

*	The maximum Transaction Fee may be up to 2.00% as a percentage of the amount invested.

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NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2023

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended November 30, 2023, and November 30, 2022, was as follows:

For the period ended November 30, 2023:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
Inspire Global Hope ETF	$2,630,640	$—	$—	$2,630,640
Inspire Small/Mid Cap Impact ETF	1,603,670	—	—	1,603,670
Inspire Corporate Bond Impact ETF	8,091,080	—	—	8,091,080
Inspire 100 ETF	2,666,835	—	—	2,666,835
Inspire International ETF	4,410,875	—	—	4,410,875
Inspire Tactical Balanced ETF	2,555,168	—	—	2,555,168
Inspire Faithward Mid Cap Momentum ETF	445,820	—	—	445,820
Inspire Fidelis Multi Factor ETF	464,685	—	—	464,685

For the period ended November 30, 2022:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
Inspire Global Hope ETF	$4,957,965	$7,425,355	$—	$12,383,320
Inspire Small/Mid Cap Impact ETF	11,493,232	—	226,508	11,719,740
Inspire Corporate Bond Impact ETF	3,574,103	631,037	—	4,205,140
Inspire 100 ETF	13,552,964	34,395,131	—	47,948,095
Inspire International ETF	5,448,753	9,748,877	—	15,197,630
Inspire Tactical Balanced ETF	9,905,373	196,460	—	10,101,833
Inspire Faithward Mid Cap Momentum ETF	1,890,822	—	—	1,890,822
Inspire Fidelis Multi Factor ETF	33,425	—	—	33,425

As of November 30, 2023, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Inspire Global Hope ETF	$589,859	$—	$(90,377)	$(8,286,727)	$—	$14,517,234	$6,729,989
Inspire Small/Mid Cap Impact ETF	290,541	—	—	(10,537,302)	—	(182,751)	(10,429,512)
Inspire Corporate Bond Impact ETF	313,750	—	—	(18,252,958)	—	(8,187,074)	(26,126,282)
Inspire 100 ETF	536,667	—	(294,492)	(46,631,267)	—	1,633,802	(44,755,290)
Inspire International ETF	1,219,706	—	(9,516)	(17,688,553)	—	11,720,770	(4,757,593)
Inspire Tactical Balanced ETF	340,893	—	—	(15,865,529)	—	2,669,832	(12,854,804)
Inspire Faithward Mid Cap Momentum ETF	116,606	—	—	(5,946,364)	—	1,090,424	(4,739,334)
Inspire Fidelis Multi Factor ETF	222,963	—	—	(1,508,480)	—	4,903,512	3,617,995

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized gains (losses), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, the mark to market on passive foreign investment companies, and C-Corporation return of capital distributions.

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NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2023

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Inspire Global Hope ETF	$90,377
Inspire Small/Mid Cap Impact ETF	—
Inspire Corporate Bond Impact ETF	—
Inspire 100 ETF	294,492
Inspire International ETF	9,516
Inspire Tactical Balanced ETF	—
Inspire Faithward Mid Cap Momentum ETF	—
Inspire Fidelis Multi Factor ETF	—

At November 30, 2023, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital loss carry forwards utilized were as follows:

Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Inspire Global Hope ETF	$3,782,381	$4,504,346	$8,286,727	$—
Inspire Small/Mid Cap Impact ETF	1,860,513	8,676,789	10,537,302	—
Inspire Corporate Bond Impact ETF	5,570,574	12,682,384	18,252,958	—
Inspire 100 ETF	19,005,319	27,625,948	46,631,267	—
Inspire International ETF	9,035,555	8,652,998	17,688,553	—
Inspire Tactical Balanced ETF	15,865,529	—	15,865,529	—
Inspire Faithward Mid Cap Momentum ETF	3,829,360	2,117,004	5,946,364	164,163
Inspire Fidelis Multi Factor ETF	1,508,480	—	1,508,480	1,143,092

Permanent book and tax differences, primarily attributable to realized gain (loss) on in-kind redemptions, adjustments for prior year tax returns, non-deductible expenses and distributions in excess, resulted in reclassifications for the Funds for the year ended November 30, 2023, as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Inspire Global Hope ETF	$307,634	$(307,634)
Inspire Small/Mid Cap Impact ETF	5,305,607	(5,305,607)
Inspire Corporate Bond Impact ETF	(220,022)	220,022
Inspire 100 ETF	11,687,635	(11,687,635)
Inspire International ETF	3,120,344	(3,120,344)
Inspire Tactical Balanced ETF	960,611	(960,611)
Inspire Faithward Mid Cap Momentum ETF	1,727,860	(1,727,860)
Inspire Fidelis Multi Factor ETF	185,528	(185,528)

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2023

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

At November 30, 2023, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (deprecation) of securities, are as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
Portfolio	Cost	Appreciation	Depreciation	(Depreciation)
Inspire Global Hope ETF	$151,386,810	$25,478,096	$(10,956,674)	$14,521,422
Inspire Small/Mid Cap Impact ETF	168,903,238	15,237,682	(15,420,433)	(182,751)
Inspire Corporate Bond Impact ETF	235,609,123	1,014,376	(9,201,450)	(8,187,074)
Inspire 100 ETF	306,285,877	32,564,569	(30,930,767)	1,633,802
Inspire International ETF	216,582,810	22,424,090	(10,704,475)	11,719,615
Inspire Tactical Balanced ETF	81,405,301	4,681,303	(2,011,461)	2,669,842
Inspire Faithward Mid Cap Momentum ETF	43,468,182	4,120,210	(3,029,741)	1,090,469
Inspire Fidelis Multi Factor ETF	65,860,445	7,297,566	(2,394,044)	4,903,522

8.	SECURITIES LENDING

Each Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Custodian. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the value of any loaned securities at the time of the loan. Each Fund receives compensation in the form of fees. The amount of fees depends on a number of factors including the type of security and length of the loan. Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is held by the Custodian in accordance with the custody agreement. Each Fund could experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

As of November 30, 2023, the below table shows the securities loan and collateral for the loan, both of which are presented gross on the Statement of Assets and Liabilities. All individual open security loan transactions were overcollateralized. The remaining contractual maturity of those transactions are overnight and continuous. This cash is invested in the Fidelity Government Portfolio – Institutional Class.

	Fair Value of	Collateral Value of
Ticker	Securities on Loan	Securities on Loan
BLES	$—	$5,194
ISMD	1,424,298	1,490,209
WWJD	1,641,592	1,753,806
RISN	881,220	886,920
FDLS	1,108,512	1,147,202

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2023

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract. As of November 30, 2023 the collateral consisted of institutional government money market funds.

The following table breaks out the Funds’ securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of November 30, 2023:

		Overnight and	Up to		Greater than
Ticker	Collateral	Continuous	30 Days	30-90 days	90 days	Total
BLES	Fidelity Government Portfolio	$5,194	$—	$—	$—	$5,194
ISMD	Fidelity Government Portfolio	1,490,209	—	—	—	1,490,209
WWJD	Fidelity Government Portfolio	1,753,806	—	—	—	1,753,806
RISN	Fidelity Government Portfolio	886,920	—	—	—	886,920
FDLS	Fidelity Government Portfolio	1,147,202	—	—	—	1,147,202

9.	RECENT REGULATORY UPDATE

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following.

The Board declared the following distributions after November 30, 2023:

Ticker	Dividend Per Share	Ex Date	Record Date	Payable Date
BLES	$0.1230	12/14/2023	12/15/2023	12/20/2023
ISMD	$0.0886	12/14/2023	12/15/2023	12/20/2023
IBD	$0.1148	12/14/2023	12/15/2023	12/20/2023
BIBL	$0.1180	12/14/2023	12/15/2023	12/20/2023
WWJD	$0.1466	12/14/2023	12/15/2023	12/20/2023
RISN	$0.1269	12/14/2023	12/15/2023	12/20/2023
GLRY	$0.0964	12/14/2023	12/15/2023	12/20/2023
FDLS	$0.1193	12/14/2023	12/15/2023	12/20/2023

On January 25, 2024, Wendy Wang resigned as Trustee of the Trust. Ms. Wang continues to serve as President of the Trust.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Inspire ETFs and
Board of Trustees of Northern Lights Fund Trust IV

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Inspire Global Hope ETF, Inspire Small/Mid Cap ETF, Inspire Corporate Bond ETF, Inspire 100 ETF, Inspire International ETF, Inspire Tactical Balanced ETF, Inspire Faithward Mid Cap Momentum ETF, and Inspire Fidelis Multi Factor ETF (the “Funds”), each a series of Northern Lights Fund Trust IV, as of November 30, 2023, the related statements of operations and changes in net assets for the year then ended, the related notes, and the financial highlights for the year then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of November 30, 2023, the results of their operations, the changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial statements and financial highlights for the years/periods ended November 30, 2022, and prior, were audited by other auditors whose report dated January 27, 2023, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2023, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
January 29, 2024

COHEN & COMPANY, LTD.
800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

The Inspire ETFs
Additional Information (Unaudited)
November 30, 2023

FOREIGN TAX CREDIT (Unaudited)

The following funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal years ended November 30, 2023 and November 30, 2022, were as follows:

For fiscal year ended
11/30/2023	Foreign Taxes Paid	Foreign Source Income
Inspire Global Hope ETF	$0.06	$0.41
Inspire International ETF	0.07	0.59

For fiscal year ended
11/30/2022	Foreign Taxes Paid	Foreign Source Income
Inspire Global Hope ETF	$0.04	$0.36
Inspire International ETF	0.07	0.49

The Inspire ETFs
EXPENSE EXAMPLES (Unaudited)
November 30, 2023

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2023 through November 30, 2023.

Actual Expenses

The “Actual” lines in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
Actual	6/1/2023	11/30/2023	6/1/23 - 11/30/2023	6/1/23 - 11/30/2023
BLES	$1,000.00	$1,064.50	$2.94	0.57%
ISMD	$1,000.00	$1,053.70	$2.82	0.55%
IBD	$1,000.00	$1,012.90	$2.29	0.45%
BIBL	$1,000.00	$1,073.00	$1.82	0.35%
WWJD	$1,000.00	$1,049.00	$3.97	0.77%
RISN	$1,000.00	$1,065.70	$3.73	0.72%
GLRY	$1,000.00	$1,099.80	$4.21	0.80%
FDLS	$1,000.00	$1,105.80	$0.00	0.71%

The Inspire ETFs
EXPENSE EXAMPLES (Unaudited)(Continued)
November 30, 2023

	Beginning	Ending	Expenses Paid	Expenses Paid
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	6/1/2023	11/30/2023	6/1/23 - 11/30/2023	6/1/23 - 11/30/2023
BLES	$1,000.00	$1,022.22	$2.88	0.57%
ISMD	$1,000.00	$1,022.33	$2.77	0.55%
IBD	$1,000.00	$1,022.79	$2.30	0.45%
BIBL	$1,000.00	$1,023.31	$1.78	0.35%
WWJD	$1,000.00	$1,021.20	$3.91	0.77%
RISN	$1,000.00	$1,021.46	$3.65	0.72%
GLRY	$1,000.00	$1,021.06	$4.05	0.80%
FDLS	$1,000.00	$1,021.49	$3.61	0.71%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio net of waived/reimbursed fees, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365). “Hypothetical” expense information is presented on the basis of the full one -half year period to enable a comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period but is multiplied by 183/365 (to reflect the full half-year period).

**	Annualized.

The Inspire ETFs
Additional Information (Unaudited)
November 30, 2023

Change in Independent Registered Public Accounting Firm

On March 12, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of Inspire Global Hope ETF, Inspire Small/Mid Cap ETF, Inspire Corporate Bond ETF, Inspire 100 ETF, Inspire International ETF, Inspire Tactical Balanced ETF, Inspire Faithward Mid Cap Momentum ETF, and Inspire Fidelis Multi Factor ETF (The “Funds”), each a series of Northern Lights Fund Trust IV. The Audit Committee of the Board of Trustees approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The report of BBD on the financial statements of the Funds as of and for the fiscal years ended November 30, 2022 and November 30, 2021 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal years ended November 30, 2022 and November 30, 2021, and during the subsequent interim period through March 12, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On March 23, 2023, the Audit Committee of the Board of Trustees also recommended and approved the appointment of Cohen as the Fund’s independent registered public accounting firm for the fiscal year ending November 30, 2023.

During the fiscal years ended November 30, 2022 and November 30, 2021, and during the subsequent interim period through March 23, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Funds regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Funds’ financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
November 30, 2023

The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Ultimus Fund Solutions, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees***

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Joseph Breslin Year of Birth: 1953	Independent Trustee and Chairman of the Board since 2015	President and Consultant, Adviser Counsel, Inc. (formerly J.E. Breslin & Co.) (management consulting firm to investment advisers), (since 2009); Senior Counsel, White Oak Global Advisors, LLC. (since 2016).	8	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Director, Kinetics Mutual Funds, Inc. (since 2000); Trustee, Kinetics Portfolios Trust (since 2000); Trustee, Forethought Variable Insurance Trust (since 2013).
Thomas Sarkany Year of Birth: 1946	Independent Trustee since 2015	Founder and President, TTS Associates Inc. (since December 2022); and Founder and President, TTS Consultants, LLC (financial services) (since 2010).	8	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Arrow Investments Trust (since 2014), Arrow ETF Trust (since 2012), Trustee, Northern Lights Fund Trust II (since 2011); Director, Aquila Distributors (since 1981)
Charles Ranson Year of Birth: 1947	Independent Trustee since 2015	Principal, Ranson & Associates (strategic analysis and planning, including risk assessment and capital formation for entrepreneurial ventures) (since 2003).	8	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Advisors Preferred Trust (since November 2012)

11/30/23 – NLFT IV_v1

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2023

Interested Trustee, Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Wendy Wang*** 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1970	Trustee since 2023, President since 2015	Senior Vice President, Director of Tax and Compliance Administration, Ultimus Fund Solutions, LLC (since 2012).	N/A	N/A
Sam Singh 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1976	Treasurer since 2015	Vice President, Ultimus Fund Solutions, LLC (since 2015).	N/A	N/A
Jennifer Farrell 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	Secretary since 2017	Associate Director (since 2022) and Manager (2018-2022), Legal Administration), Ultimus Fund Solutions, LLC; Senior Paralegal, Gemini Fund Services, LLC (since 2015).	N/A	N/A
James Ash Year of Birth: 1976	Chief Compliance Officer since 2019	Senior Vice President, Head of Compliance (since 2023 ); Senior Compliance Officer, Northern Lights Compliance, LLC (2019 -2023); Senior Vice President, National Sales Gemini Fund Services, LLC (2017-2019).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of November 30, 2023, the Trust was comprised of 37 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds and the Funds managed by the same investment adviser. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

***	Ms. Wang is an interested Trustee because she is also an officer of the Trust.

The Fund’s SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-658-9473.

11/30/23 – NLFT IV_v1

The Inspire ETFs
Additional Information (Unaudited)
November 30, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategies and the liquidity of their portfolio investments during normal and reasonably foreseeable stressed conditions; their short and long-term cash flow projections; and their cash holdings and access to other funding sources.

During the year ended November 30, 2023, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. April 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-631-490-4300

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-658-9473 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at www.inspireetf.com.

INVESTMENT ADVISER

Inspire Investing, LLC

3597 E Monarch Sky Lane, Suite 330

Meridian, ID 83646

INVESTMENT SUB-ADVISER

Seven One Seven Capital Management LTD

1755 Oregon Pike

Lancaster, PA 17601

ADMINISTRATOR

Ultimus Fund Solutions, LLC

4221 North 203rd Street, Suite 100

Elkhorn, NE 68022-3474

INSPIRE-AR23

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Joseph Breslin is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Breslin is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2023 – $104,000

2022 – $99,200

(b)	Audit-Related Fees

2023 – None

2022 – None

(c)	Tax Fees

2023 – $26,000

2022 – $24,800

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2023 - None

2022 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

                                       2023         2022

Audit-Related Fees:         0.00%      0.00%

Tax Fees:                       0.00%     0.00%

All Other Fees:                0.00%      0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2023 - $26,000

2022 - $24,800

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i)        Not Applicable.

(j)       Not Applicable.

Item 5. Audit Committee of Listed Companies. The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Joseph Breslin, Charles Ranson and Thomas T. Sarkany

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 2/7/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 2/7/24

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 2/7/24